                                             REGISTRATION NOS. 33-75292/811-3240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                    Pre-Effective Amendment No.        [ ]
                    Post Effective Amendment No. 23    [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 86    [X]

                                   ----------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                             MARY L. CAVANAUGH, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

It is proposed that this filing will become effective:
[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]     On April 30, 2004 pursuant to paragraph (b) of Rule 485
[X]     60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ]     on [date] pursuant to paragraph (a) (1) of Rule 485

                                   ----------

                      TITLE OF SECURITIES BEING REGISTERED:
            Group and Individual Fixed and Variable Annuity Contracts
                               Portfolio Director
                              Portfolio Director 2
                             Portfolio Director Plus

The Variable Annuity Life Insurance Company
Units of Interest Under Group and Individual
Fixed and Variable Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director Separate Account A
For Series 1.00 to 12.00                                            May 1, 2005

Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable annuity contracts (the "Contracts") for Participants in certain employer-sponsored retirement plans and individual retirement plans ("IRAs"). The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in the Contracts and will help you make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2005, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-428-2542 (press 1, then 3). The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

VALIC Company I                    VALIC Company II                    AIG SunAmerica 2010 High Watermark Fund
Asset Allocation Fund              Aggressive Growth Lifestyle Fund    AIG SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund              Capital Appreciation Fund           AIG SunAmerica 2020 High Watermark Fund
Capital Conservation Fund          Conservative Growth Lifestyle Fund  AIM Large Cap Growth Fund
Core Equity Fund                   Core Bond Fund                      American Century Ultra Fund
Government Securities Fund         High Yield Bond Fund                Ariel Appreciation Fund Ariel Fund Credit Suisse
Growth & Income Fund               International Small Cap Equity Fund Small Cap Growth Fund
Health Sciences Fund               Large Cap Value Fund                Dreyfus BASIC U.S. Mortgage Securities Fund
Income & Growth Fund               Mid Cap Growth Fund                 Evergreen Equity Income Fund
Inflation Protected Fund           Mid Cap Value Fund                  Evergreen Fundamental Large Cap Fund
International Equities Fund        Moderate Growth Lifestyle Fund      Evergreen Special Equity Fund
International Government Bond Fund Money Market II Fund                Evergreen Special Values Fund
International Growth I Fund        Small Cap Growth Fund               Janus Adviser Worldwide Fund
Large Cap Growth Fund              Small Cap Value Fund                Janus Fund Lou Holland Growth Fund
Mid Cap Index Fund                 Socially Responsible Fund           MSIF Trust Mid Cap Growth Portfolio
Money Market I Fund                Strategic Bond Fund                 Putnam Global Equity Fund
Nasdaq-100(R) Index Fund                                               Putnam New Opportunities Fund
Science & Technology Fund                                              Putnam OTC & Emerging Growth Fund
Small Cap Fund*                                                        Sit Mid Cap Growth Fund
Small Cap Index Fund                                                   Sit Small Cap Growth Fund
Social Awareness Fund                                                  Templeton Foreign Fund
Stock Index Fund                                                       Templeton Global Asset Allocation Fund
Value Fund*                                                            Vanguard Lifestrategy Conservative Growth Fund
                                                                       Vanguard Lifestrategy Growth Fund
                                                                       Vanguard Lifestrategy Moderate Growth Fund
                                                                       Vanguard Long-Term Investment-Grade Fund
                                                                       Vanguard Long-Term Treasury Fund
                                                                       Vanguard Wellington Fund
                                                                       Vanguard Windsor II Fund

Table of Contents
--------------------------------------------------------------------------------


                                                             Page
                                                             ----

Glossary of Terms...........................................   4

Fee Tables..................................................   5

Selected Purchase Unit Data.................................   8

Highlights..................................................  11

General Information.........................................  12
   About the Contracts......................................  12
   About VALIC..............................................  12
   About VALIC Separate Account A...........................  13
   Units of Interest........................................  13
   Distribution of the Contracts............................  13

Fixed and Variable Account Options..........................  13
   Fixed Account Options....................................  14
   Variable Account Options.................................  14

Purchase Period.............................................  22
   Account Establishment....................................  22
   When Your Account Will Be Credited.......................  23
   Purchase Units...........................................  24
   Calculation of Value for Fixed Account Options...........  24
   Calculation of Value for Variable Account Options........  24
   Stopping Purchase Payments...............................  24

Transfers Between Investment Options........................  25
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..........................  25
   Communicating Transfer or Reallocation Instructions......  26
   Effective Date of Transfer...............................  26
   During the Payout Period.................................  26

Fees and Charges............................................  27
   Account Maintenance Charge...............................  27
   Surrender Charge.........................................  27
       Amount of Surrender Charge...........................  27
       10% Free Withdrawal..................................  27
       Exceptions to Surrender Charge.......................  27
   Premium Tax Charge.......................................  28
   Separate Account Charges.................................  28
   Other Tax Charges........................................  28
   Reduction or Waiver of Account Maintenance, Surrender,
     or Separate Account Charges............................  28
   Separate Account Expense Reimbursements or Credits.......  29
   Market Value Adjustment ("MVA")..........................  29

Payout Period...............................................  29
   Fixed Payout.............................................  29
   Variable Payout..........................................  29
   Combination Fixed and Variable Payout....................  30
   Payout Date..............................................  30
   Payout Options...........................................  30
   Enhancements to Payout Options...........................  30
   Payout Information.......................................  30

                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  31
              When Surrenders Are Allowed.......................  31
              Surrender Process.................................  31
              Amount That May Be Surrendered....................  31
              Surrender Restrictions............................  31
              Partial Surrenders................................  31
              Systematic Withdrawals............................  32
              Distributions Required by Federal Tax Law.........  32

           Exchange Privilege...................................  32
              Restrictions on Exchange Privilege................  32
              Taxes and Conversion Costs........................  32
              Surrender Charges.................................  32
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  33
              Comparison of Contracts...........................  33
              Features of Portfolio Director....................  33

           Death Benefits.......................................  34
              The Process.......................................  34
              Beneficiary Information...........................  34
                  Spousal Beneficiaries.........................  34
                  Beneficiaries Other Than Spouses..............  34
              Special Information for Individual
                Nonqualified Contracts..........................  34
              During the Purchase Period........................  34
              Interest Guaranteed Death Benefit.................  34
              Standard Death Benefit............................  35
              During the Payout Period..........................  35

           Other Contract Features..............................  36
              Changes That May Not Be Made......................  36
              Change of Beneficiary.............................  36
              Contingent Owner..................................  36
              Cancellation -- The 20 Day "Free Look"............  36
              We Reserve Certain Rights.........................  36
              Variable Account Option Changes...................  36
              Relationship to Employer's Plan...................  36

           Voting Rights........................................  36
              Who May Give Voting Instructions..................  36
              Determination of Fund Shares Attributable to
                Your Account....................................  37
                  During the Purchase Period....................  37
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  37
              How Fund Shares Are Voted.........................  37

           Federal Tax Matters..................................  37
              Types of Plans....................................  37
              Tax Consequences in General.......................  38
              Effect of Tax-Deferred Accumulations..............  39

           Table of Contents of Statement of
             Additional Information.............................  40

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, this will usually be your employer. For individual Contracts, this will usually be you.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- payments withdrawn in a steady stream.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. Also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you may pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes, ranging from zero to 3 1/2%, are not shown below but may be deducted if applicable.

Contract Owner/Participant Expenses

                         Maximum Surrender Charge 5.00%

The next table describes the fees and expenses that you may pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

         Account Maintenance Charge ($3.75 per quarter, annualized) $15

Separate Account Charges
(as a percentage of Separate Account average net assets):

                                         Separate Separate Account    Total
                                         Account   Reimbursement    Separate
 Variable Account Option                   Fee     or Credit (1)   Account Fee
 -----------------------                 -------- ---------------- -----------
 VALIC Company I
    Asset Allocation Fund                  1.00%          --          1.00%
    Blue Chip Growth Fund                  1.00           --          1.00
    Capital Conservation Fund              1.00           --          1.00
    Core Equity Fund                       1.00           --          1.00
    Government Securities Fund             1.00           --          1.00
    Growth & Income Fund                   1.00           --          1.00
    Health Sciences Fund                   1.00           --          1.00
    Income & Growth Fund                   1.00           --          1.00
    Inflation Protected Fund               1.00           --          1.00
    International Equities Fund            1.00           --          1.00
    International Government Bond Fund     1.00           --          1.00
    International Growth I Fund            1.00           --          1.00
    Large Cap Growth Fund                  1.00           --          1.00
    Mid Cap Index Fund                     1.00           --          1.00
    Money Market I Fund                    1.00           --          1.00
    Nasdaq-100(R) Index Fund               1.00           --          1.00
    Science & Technology Fund              1.00           --          1.00
    Small Cap Fund                         1.00           --          1.00
    Small Cap Index Fund                   1.00           --          1.00
    Social Awareness Fund                  1.00           --          1.00
    Stock Index Fund                       1.00           --          1.00
    Value Fund                             1.00           --          1.00
 VALIC Company II
    Aggressive Growth Lifestyle Fund       1.00        (0.25%)        0.75
    Capital Appreciation Fund              1.00        (0.25)         0.75
    Conservative Growth Lifestyle Fund     1.00        (0.25)         0.75
    Core Bond Fund                         1.00        (0.25)         0.75
    High Yield Bond Fund                   1.00        (0.25)         0.75
    International Small Cap Equity Fund    1.00        (0.25)         0.75
    Large Cap Value Fund                   1.00        (0.25)         0.75
    Mid Cap Growth Fund                    1.00        (0.25)         0.75
    Mid Cap Value Fund                     1.00        (0.25)         0.75
    Moderate Growth Lifestyle Fund         1.00        (0.25)         0.75
    Money Market II Fund                   1.00        (0.25)         0.75
    Small Cap Growth Fund                  1.00        (0.25)         0.75
    Small Cap Value Fund                   1.00        (0.25)         0.75
    Socially Responsible Fund              1.00        (0.25)         0.75
    Strategic Bond Fund                    1.00        (0.25)         0.75

--------------------------------------------------------------------------------

                                                          Separate Separate Account    Total
                                                          Account   Reimbursement    Separate
Variable Account Option                                     Fee       or Credit     Account Fee
-----------------------                                   -------- ---------------- -----------
AIG SunAmerica 2010 High Watermark Fund                     1.25%          --          1.25%
AIG SunAmerica 2015 High Watermark Fund                     1.25           --          1.25
AIG SunAmerica 2020 High Watermark Fund                     1.25           --          1.25
AIM Large Cap Growth Fund, Investor Class                   1.25        (0.25%)        1.00
American Century Ultra Fund, Investor Class                 1.25        (0.21)         1.04
Ariel Appreciation Fund                                     1.25        (0.25)         1.00
Ariel Fund                                                  1.25        (0.25)         1.00
Credit Suisse Small Cap Growth Fund, Common Class           1.25        (0.25)         1.00
Dreyfus BASIC U.S. Mortgage Securities Fund                 1.25        (0.25)         1.00
Evergreen Equity Income Fund, Class A                       1.25        (0.25)         1.00
Evergreen Fundamental Large Cap Fund, Class A               1.25        (0.25)         1.00
Evergreen Special Equity Fund, Class A                      1.25        (0.25)         1.00
Evergreen Special Values Fund, Class A                      1.25        (0.25)         1.00
Janus Adviser Worldwide Fund, Class I                       1.25        (0.25)         1.00
Janus Fund                                                  1.25        (0.25)         1.00
Lou Holland Growth Fund                                     1.25        (0.25)         1.00
MSIF Trust Mid Cap Growth Portfolio, Adviser Class          1.25        (0.25)         1.00
Putnam Global Equity Fund, Class A                          1.25        (0.25)         1.00
Putnam New Opportunities Fund, Class A                      1.25        (0.25)         1.00
Putnam OTC & Emerging Growth Fund, Class A                  1.25        (0.25)         1.00
Sit Mid Cap Growth Fund                                     1.25        (0.25)         1.00
Sit Small Cap Growth Fund                                   1.25        (0.25)         1.00
Templeton Foreign Fund, Class A                             1.25        (0.25)         1.00
Templeton Global Asset Allocation Fund, Class 1             1.25           --          1.25
Vanguard Lifestrategy Conservative Growth Fund              1.25           --          1.25
Vanguard Lifestrategy Growth Fund                           1.25           --          1.25
Vanguard Lifestrategy Moderate Growth Fund                  1.25           --          1.25
Vanguard Long-Term Investment-Grade Fund, Investor Shares   1.25        (0.25)         1.00
Vanguard Long-Term Treasury Fund, Investor Shares           1.25        (0.25)         1.00
Vanguard Wellington Fund, Investor Shares                   1.25           --          1.25
Vanguard Windsor II Fund, Investor Shares                   1.25           --          1.25

--------
(1) For these Variable Account Options, the Company's charges to these Divisions are reduced voluntarily and/or reduced by administrative or rule 12b-1 fees received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. This reimbursement or credit may be terminated by the Company at any time without notice. See "Fees and Charges -- Separate Account Expense Reimbursements or Credits."

Reductions in the surrender, account maintenance and Separate Account charges are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
-------------------------------------------                                              ------- -------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                            --%     --%

--------------------------------------------------------------------------------


Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $--..   $--     $--     $--

(2) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $--..   $--     $--     $--

Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by us. The Fund Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by the Fund may be lower than that shown above.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract, invested in a variable account option as shown. Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request.

                                                                    Number of
                                                   Unit     Unit      Units
                                                 Value at   Value  Outstanding
                                                 Beginning at End   at End of
 Fund Name                                  Year  of Year  of Year     Year
 ---------                                  ---- --------- ------- ------------
 VALIC Company I
  Asset Allocation Fund (Division 5)        2004   4.063
                                            2003   3.429    4.063   42,040,433
                                            2002   3.821    3.429   43,285,442
                                            2001   4.030    3.821   48,720,402
                                            2000   4.174    4.030   52,959,577
                                            1999   3.773    4.174   61,240,667
                                            1998   3.401    3.773   60,237,818
  Blue Chip Growth Fund (Division 72)       2004   0.760
                                            2003   0.593    0.760   40,347,736
                                            2002   0.791    0.593   22,902,086
                                            2001      --    0.791   18,438,550
  Capital Conservation Fund (Division 7)    2004   2.638
                                            2003   2.559    2.638   26,764,417
                                            2002   2.373    2.559   28,140,575
                                            2001   2.223    2.373   26,621,580
                                            2000   2.057    2.223   20,656,355
                                            1999   2.086    2.057   24,749,727
                                            1998   2.049    2.086   28,751,662
  Core Equity Fund (Division 15)            2004   1.945
                                            2003   1.549    1.945  296,958,636
                                            2002   2.010    1.549  316,043,125
                                            2001   2.400    2.010  362,619,846
                                            2000   2.582    2.400  397,168,720
                                            1999   2.429    2.582  460,108,285
                                            1998   1.924    2.429  494,997,997
  Government Securities Fund (Division 8)   2004   2.668
                                            2003   2.664    2.668   48,017,234
                                            2002   2.402    2.664   57,831,831
                                            2001   2.272    2.402   44,509,286
                                            2000   2.033    2.272   39,203,845
                                            1999   2.112    2.033   45,292,728
                                            1998   2.098    2.112   53,729,671
  Growth & Income Fund (Division 16)        2004   1.985
                                            2003   0.634    1.985   88,456,378
                                            2002   2.103    1.634   89,012,446
                                            2001   2.363    2.103  101,022,403
                                            2000   2.677    2.363  110,018,242
                                            1999   2.201    2.677  124,329,201
                                            1998   1.773    2.201  129,550,695
  Health Sciences Fund (Division 73)        2004   0.884
                                            2003   0.651    0.884  111,112,131
                                            2002   0.909    0.651   71,763,339
                                            2001      --    0.909   45,582,144
  Income & Growth Fund (Division 21)        2004   1.416
                                            2003   1.107    1.416  136,765,754
                                            2002   1.390    1.107  140,185,069
                                            2001      --    1.390  152,155,061
  Inflation Protected Fund (Division 77)    2004
  International Equities Fund (Division 11) 2004   1.214
                                            2003   0.946    1.214   94,147,400
                                            2002   1.177    0.946   75,173,264
                                            2001   1.523    1.177   76,641,544
                                            2000   1.860    1.523   83,339,570
                                            1999   1.455    1.860   94,415,343
                                            1998   1.205    1.455  101,811,751
  International Government Bond Fund
   (Division 13)                            2004   2.044
                                            2003   1.729    2.044   66,821,042
                                            2002   1.488    1.729   67,330,936
                                            2001   1.532    1.488   62,446,759
                                            2000   1.609    1.532   71,084,248
                                            1999   1.728    1.609   90,136,603
                                            1998   1.654    1.728   97,473,851
  International Growth I Fund (Division 20) 2004   1.445
                                            2003   1.164    1.445  246,891,622
                                            2002   1.438    1.164  256,424,177
                                            2001      --    1.438  283,131,435
  Large Cap Growth Fund (Division 30)       2004   1.067
                                            2003   0.855    1.067  358,523,451
                                            2002   1.201    0.855  369,317,299
                                            2001      --    1.201  401,959,524

                                                                   Number of
                                                  Unit     Unit      Units
                                                Value at   Value  Outstanding
                                                Beginning at End   at End of
  Fund Name                                Year  of Year  of Year     Year
  ---------                                ---- --------- ------- ------------
   Mid Cap Index Fund (Division 4)         2004   7.301
                                           2003   5.457    7.301  174,675,260
                                           2002   6.477    5.457  157,442,272
                                           2001   6.605    6.477  149,549,757
                                           2000   5.722    6.605  146,197,467
                                           1999   5.029    5.722  151,288,816
                                           1998   3.941    5.029  169,039,887
   Money Market I Fund (Division 6)        2004   1.944
                                           2003   1.952    1.944  161,634,525
                                           2002   1.947    1.952  205,010,837
                                           2001   1.900    1.947  224,050,426
                                           2000   1.807    1.900  240,116,959
                                           1999   1.743    1.807  233,940,123
                                           1998   1.724    1.743  147,547,688
   Nasdaq-100 Index Fund (Division 46)     2004   0.433
                                           2003   0.293    0.433  176,475,089
                                           2002   0.479    0.293   76,610,720
                                           2001      --    0.479   40,571,277
   Science & Technology Fund (Division 17) 2004   2.157
                                           2003   1.439    2.157  622,810,395
                                           2002   2.430    1.439  597,759,509
                                           2001   4.173    2.430  611,628,753
                                           2000   6.399    4.173  594,274,024
                                           1999   3.216    6.399  517,699,561
                                           1998   2.208    3.216  418,601,069
   Small Cap Fund (Division 18)            2004   2.144
                                           2003   1.588    2.144  268,362,373
                                           2002   2.093    1.588  276,885,630
                                           2001      --    2.093  299,564,434
   Small Cap Index Fund (Division 14)      2004   2.770
                                           2003   1.910    2.770  134,607,266
                                           2002   2.437    1.910  100,628,024
                                           2001   2.413    2.437   93,009,856
                                           2000   2.523    2.413   90,786,183
                                           1999   2.101    2.523   94,031,183
                                           1998   1.804    2.101  107,321,015
   Social Awareness Fund (Division 12)     2004   3.317
                                           2003   2.608    3.317  110,369,646
                                           2002   3.441    2.608  112,841,262
                                           2001   3.922    3.441  123,856,021
                                           2000   4.419    3.922  130,333,155
                                           1999   3.762    4.419  136,226,993
                                           1998   3.190    3.762  114,382,494
   Stock Index Fund (Division 10)          2004   4.332
                                           2003   3.413    4.332  756,956,966
                                           2002   4.444    3.413  738,928,811
                                           2001   5.113    4.444  772,475,516
                                           2000   5.697    5.113  783,994,005
                                           1999   4.772    5.697  766,975,696
                                           1998   3.972    4.772  691,680,049
   Value Fund (Division 74)                2004   0.993
                                           2003   0.796    0.993    3,243,907
                                           2002   1.000    0.796    1,907,257
                                           2001      --    1.000
  VALIC Company II
   Aggressive Growth Lifestyle Fund
    (Division 48)                          2004   1.289
                                           2003   1.004    1.289   16,342,363
                                           2002   1.240    1.004   11,558,922
                                           2001   1.428    1.240    8,479,357
                                           2000   1.538    1.428    3,064,339
                                           1999   1.193    1.538      139,443
                                           1998   1.014    1.193
   Capital Appreciation Fund (Division 39) 2004   0.858
                                           2003   0.686    0.858    7,347,981
                                           2002   0.998    0.686    5,866,302
                                           2001   1.281    0.998    4,597,267
                                           2000   1.668    1.281    2,191,030
                                           1999   1.241    1.668      519,825
                                           1998   1.011    1.241

--------------------------------------------------------------------------------

                                                                 Number of
                                                Unit     Unit      Units
                                              Value at   Value  Outstanding
                                              Beginning at End   at End of
    Fund Name                            Year  of Year  of Year     Year
    ---------                            ---- --------- ------- ------------
     Conservative Growth Lifestyle Fund
      (Division 50)                      2004   1.429
                                         2003   1.229    1.429   11,189,541
                                         2002   1.304    1.229    7,989,699
                                         2001   1.337    1.304    7,345,651
                                         2000   1.307    1.337    3,163,014
                                         1999   1.162    1.307      203,221
                                         1998   1.025    1.162
     Core Bond Fund (Division 58)        2004   1.285
                                         2003   1.245    1.285   13,199,419
                                         2002   1.152    1.245    9,930,525
                                         2001   1.087    1.152    5,667,850
                                         2000   1.010    1.087      814,285
                                         1999   1.029    1.010       54,349
                                         1998   1.012    1.029
     High Yield Bond Fund (Division 60)  2004   1.328
                                         2003   1.029    1.328   31,141,647
                                         2002   1.056    1.029   11,554,260
                                         2001   1.004    1.056    8,434,842
                                         2000   1.076    1.004      431,009
                                         1999   1.053    1.076      136,423
                                         1998   1.000    1.053
     International Small Cap Equity Fund
      (Division 33)                      2004   1.140
                                         2003   0.897    1.140   15,336,882
                                         2002   1.094    0.897    9,751,067
                                         2001   1.361    1.094    5,523,146
                                         2000   1.635    1.361    3,937,263
                                         1999   1.052    1.635      167,387
                                         1998   0.941    1.052
     Large Cap Value Fund (Division 40)  2004   1.471
                                         2003   1.162    1.471   19,554,529
                                         2002   1.331    1.162   11,615,338
                                         2001   1.365    1.331    5,319,745
                                         2000   1.303    1.365    1,132,534
                                         1999   1.247    1.303      216,072
                                         1998   1.070    1.247
     Mid Cap Growth Fund (Division 37)   2004   0.931
                                         2003   0.677    0.931   38,639,597
                                         2002   0.978    0.677   28,059,999
                                         2001   1.417    0.978   18,834,319
                                         2000   1.423    1.417    3,354,590
                                         1999   1.348    1.423      477,094
                                         1998   1.069    1.348
     Mid Cap Value Fund (Division 38)    2004   2.305
                                         2003   1.620    2.305   53,467,855
                                         2002   1.897    1.620   38,928,162
                                         2001   1.947    1.897   27,418,727
                                         2000   1.522    1.947    6,374,398
                                         1999   1.255    1.522      223,437
                                         1998   1.049    1.255
     Moderate Growth Lifestyle Fund
      (Division 49)                      2004   1.406
                                         2003   1.148    1.406   24,012,378
                                         2002   1.291    1.148   16,964,088
                                         2001   1.379    1.291   12,680,095
                                         2000   1.398    1.379    5,035,039
                                         1999   1.185    1.398      215,575
                                         1998   1.025    1.185
     Money Market II Fund (Division 44)  2004   1.146
                                         2003   1.147    1.146   48,507,704
                                         2002   1.141    1.147   55,192,758
                                         2001   1.109    1.141   42,669,882
                                         2000   1.054    1.109   14,885,109
                                         1999   1.013    1.054    4,089,393
                                         1998   1.002    1.013
     Small Cap Growth Fund (Division 35) 2004   1.300
                                         2003   0.898    1.300   21,201,957
                                         2002   1.347    0.898   12,177,837
                                         2001   1.780    1.347    7,360,232
                                         2000   2.273    1.780    2,825,155
                                         1999   1.349    2.273      298,665
                                         1998   1.075    1.349
     Small Cap Value Fund (Division 36)  2004   1.672
                                         2003   1.210    1.672   26,691,411
                                         2002   1.392    1.210   23,443,070
                                         2001   1.310    1.392   13,710,867
                                         2000   1.081    1.310    2,215,195
                                         1999   1.165    1.081      166,013
                                         1998   1.035    1.165

                                                                      Number of
                                                     Unit     Unit      Units
                                                   Value at   Value  Outstanding
                                                   Beginning at End   at End of
Fund Name                                     Year  of Year  of Year     Year
---------                                     ---- --------- ------- ------------
 Socially Responsible Fund (Division 41)      2004   1.145
                                              2003   0.899    1.145    3,134,200
                                              2002   1.182    0.899    2,009,798
                                              2001   1.349    1.182    1,579,023
                                              2000   1.497    1.349      821,758
                                              1999   1.278    1.497      282,396
                                              1998   1.065    1.278
 Strategic Bond Fund (Division 59)            2004   1.510
                                              2003   1.274    1.510   29,922,875
                                              2002   1.204    1.274   13,615,201
                                              2001   1.097    1.204    8,634,572
                                              2000   1.082    1.097      212,572
                                              1999   1.050    1.082        2,324
                                              1998   1.011    1.050
AIG SunAmerica 2010 High Watermark
 (Division 80)                                2004
AIG SunAmerica 2015 High Watermark
 (Division 81)                                2004
AIG SunAmerica 2020 High Watermark
 (Division 82)                                2004
AIM Large Cap Growth Fund (Division 62)       2004   0.276
                                              2003   0.213    0.276   37,920,252
                                              2002   0.365    0.213   28,708,324
                                              2001      --    0.365   24,584,502
American Century Ultra Fund (Division 31)     2004   1.499
                                              2003   1.204    1.499  626,818,023
                                              2002   1.582    1.204  588,606,681
                                              2001   1.872    1.582  585,930,644
                                              2000   2.360    1.872  551,791,383
                                              1999   1.686    2.360  411,119,880
                                              1998   1.374    1.686  209,221,513
Ariel Appreciation Fund (Division 69)         2004   1.408
                                              2003   1.086    1.408  206,608,880
                                              2002   1.224    1.086  158,623,399
                                              2001      --    1.224   67,080,699
Ariel Fund (Division 68)                      2004   1.495
                                              2003   1.179    1.495  164,155,846
                                              2002   1.257    1.179  113,898,765
                                              2001      --    1.257   39,549,061
Credit Suisse Small Cap Growth Fund
 (Division 63)                                2004   0.769
                                              2003   0.531    0.769   43,398,267
                                              2002   0.774    0.531   22,290,229
                                              2001      --    0.774   10,327,801
Dreyfus BASIC US Mortgage Securities Fund
 (Division 71)                                2004   1.218
                                              2003   1.188    1.218   72,358,313
                                              2002   1.102    1.188   69,936,345
                                              2001      --    1.102   19,563,354
Evergreen Equity Income Fund
 (Division 57) (2)                            2004   1.101
                                              2003   0.866    1.101   12,810,578
                                              2002   1.079    0.866    9,232,239
                                              2001   1.119    1.079    6,539,955
                                              2000   1.034    1.119      279,779
                                              1999      --    1.034        4,240
Evergreen Fundamental Large Cap Fund
 (Division 56)(2)                             2004   0.934
                                              2003   0.731    0.934   22,119,249
                                              2002   0.889    0.731    4,723,656
                                              2001   1.054    0.889    2,282,437
                                              2000   1.133    1.054      131,471
                                              1999      --    1.133          175
Evergreen Specialty Equity Fund (Division 65) 2004   0.880
                                              2003   0.584    0.880   37,390,557
                                              2002   0.814    0.584    9,553,635
                                              2001      --    0.814    3,387,135
Evergreen Special Value Fund (Division 55)(2) 2004   1.527
                                              2003   1.161    1.527   79,249,560
                                              2002   1.362    1.161   69,554,035
                                              2001   1.172    1.362   32,813,209
                                              2000   0.996    1.172      714,494
                                              1999      --    0.996          244
Janus Adviser Worldwide Fund (Division 47)    2004   0.635
                                              2003   0.522    0.635   53,972,721
                                              2002   0.713    0.522   51,359,693
                                              2001      --    0.713   40,304,312

--------------------------------------------------------------------------------

                                                                    Number of
                                                   Unit     Unit      Units
                                                 Value at   Value  Outstanding
                                                 Beginning at End   at End of
Fund Name                                   Year  of Year  of Year     Year
---------                                   ---- --------- ------- ------------
Janus Fund (Division 61)                    2004   0.582
                                            2003   0.446    0.582   79,472,087
                                            2002   0.622    0.446   71,609,093
                                            2001      --    0.622   58,459,245
Lou Holland Growth Fund (Division 70)       2004   0.856
                                            2003   0.677    0.856   27,447,905
                                            2002   0.871    0.677   13,601,001
                                            2001      --    0.871    3,980,579
MSIF Trust Mid Cap Growth Portfolio
 (Division 64)                              2004   0.577
                                            2003   0.410    0.577   53,383,272
                                            2002   0.600    0.410   29,161,848
                                            2001      --    0.600   16,882,839
Putnam Global Equity Fund (Division 28)     2004   1.167
                                            2003   0.914    1.167  283,089,584
                                            2002   1.192    0.914  283,387,430
                                            2001   1.716    1.192  299,198,296
                                            2000   2.466    1.716  293,990,642
                                            1999   1.510    2.466  181,916,991
                                            1998   1.237    1.510  101,468,260
Putnam New Opportunities Fund (Division 26) 2004   1.085
                                            2003   0.826    1.085  501,826,217
                                            2002   1.202    0.826  518,855,049
                                            2001   1.737    1.202  546,882,418
                                            2000   2.376    1.737  529,608,595
                                            1999   1.420    2.376  386,064,440
                                            1998   1.109    1.420  280,523,297
Putnam OTC & Emerging Growth Fund
 (Division 27)                              2004   0.552
                                            2003   0.413    0.552  367,418,709
                                            2002   0.620    0.413  366,937,061
                                            2001   1.163    0.620  366,588,061
                                            2000   2.409    1.163  328,139,044
                                            1999   1.070    2.409  170,725,977
                                            1998   0.840    1.070  129,463,792
Sit Mid Cap Growth Fund (Division 67)       2004   0.499
                                            2003   0.364    0.499   29,056,311
                                            2002   0.562    0.364   15,068,188
                                            2001      --    0.562    7,408,190
Sit Small Cap Growth Fund (Division 66)     2004   0.598
                                            2003   0.449    0.598   98,573,701
                                            2002   0.615    0.449   61,945,280
                                            2001      --    0.615   24,486,491
Templeton Foreign Fund (Division 32)        2004   1.497
                                            2003   1.720    1.497  253,261,832
                                            2002   1.281    1.720  224,721,114
                                            2001   1.406    1.281  220,451,009
                                            2000   1.480    1.406  218,992,832
                                            1999   1.070    1.480  219,168,378
                                            1998   0.924    1.070  198,626,024
Templeton Global Asset Allocation Fund
 (Division 19)                              2004   2.248
                                            2003   1.159    2.248  122,622,812
                                            2002   1.818    1.159  106,642,456
                                            2001   2.039    1.818  114,072,786
                                            2000   2.058    2.039  120,660,042
                                            1999   1.696    2.058  137,266,658
                                            1998   1.403    1.696  190,963,707

                                                                    Number of
                                                   Unit     Unit      Units
                                                 Value at   Value  Outstanding
                                                 Beginning at End   at End of
 Fund Name                                  Year  of Year  of Year     Year
 ---------                                  ---- --------- ------- ------------
 Vanguard LifeStrategy Conservative Growth
  Fund (Division 54)                        2004   1.247
                                            2003   1.084    1.247   15,549,861
                                            2002   1.159    1.084   10,459,117
                                            2001   1.174    1.159    6,514,468
                                            2000   1.154    1.174    1,431,730
                                            1999   1.084    1.154      554,101
                                            1998   1.007    1.084           --
 Vanguard LifeStrategy Growth Fund
  (Division 52)                             2004   1.200
                                            2003   0.945    1.200   29,501,426
                                            2002   1.137    0.945   20,497,136
                                            2001   1.264    1.137   13,888,206
                                            2000   1.353    1.264    7,294,970
                                            1999   1.168    1.353    1,591,689
                                            1998   1.006    1.168           --
 Vanguard LifeStrategy Moderate Growth Fund
  (Division 53)                             2004   1.231
                                            2003   1.018    1.231   31,957,206
                                            2002   1.150    1.018   18,944,658
                                            2001   1.218    1.150   11,325,293
                                            2000   1.245    1.218    3,343,004
                                            1999   1.126    1.245    1,354,406
                                            1998   1.002    1.126           --
 Vanguard Long-Term Investment-Grade Fund
  (Division 22)                             2004   1.670
                                            2003   1.587    1.670   91,817,451
                                            2002   1.416    1.587   88,869,618
                                            2001   1.305    1.416   73,154,092
                                            2000   1.180    1.305   48,181,776
                                            1999   1.271    1.180   49,616,245
                                            1998   1.254    1.271   44,122,646
 Vanguard Long-Term Treasury Fund
  (Division 23)                             2004   1.712
                                            2003   1.685    1.712  156,141,471
                                            2002   1.458    1.685  172,217,498
                                            2001   1.412    1.458  142,496,202
                                            2000   1.192    1.412  127,031,428
                                            1999   1.318    1.192  110,102,115
                                            1998   1.310    1.318   86,673,300
 Vanguard Wellington Fund (Division 25)     2004   1.881
                                            2003   1.577    1.881  418,314,508
                                            2002   1.715    1.577  369,219,080
                                            2001   1.667    1.715  335,336,029
                                            2000   1.529    1.667  294,438,826
                                            1999   1.483    1.529  328,701,408
                                            1998   1.380    1.483  253,840,498
 Vanguard Windsor Fund (Division 24)        2004   1.819
                                            2003   1.416    1.819  505,959,163
                                            2002   1.724    1.416  461,319,939
                                            2001   1.808    1.724  442,850,924
                                            2000   1.567    1.808  378,017,315
                                            1999   1.683    1.567  426,529,299
                                            1998   1.475    1.683  372,737,595

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.25% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You

--------------------------------------------------------------------------------

may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-428-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.

 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. They offer a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contracts can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with the Contracts will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contracts called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period."

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contracts.

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, American General Corporation, VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading international insurance and financial services organization, with operations in more than 130 countries and jurisdictions. AIG member companies serve commercial, institutional and individual customers through the most extensive worldwide property-casualty and life insurance networks of any insurer. In the United States, AIG companies are the largest underwriters of commercial and industrial insurance, and among the top-ranked life insurers. AIG VALIC is the marketing name for the group of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; and VALIC, each of which is a member company of AIG.

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About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-eight Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG has no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. AIG VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of AIG VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and do not result in any additional charges to Contract Owners or to VALIC Separate Account A. Contract Owner expenses are explained in the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------

The Contracts offer a choice from among 68 Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options you may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

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Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options               Investment Objective
      ---------------------               --------------------
      Fixed Account Plus         Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 long-term. It is credited with interest
                                 at rates set by VALIC. The account is
                                 guaranteed to earn at least a minimum
                                 rate of interest as shown in your
                                 Contract. Your money may be credited
                                 with a different rate of interest
                                 depending on the time period in which
                                 it is accumulated. Purchase Payments
                                 allocated to a fixed account option
                                 will receive a current rate of
                                 interest. There are limitations on
                                 transfers out of this option. If you
                                 transfer assets from Fixed Account Plus
                                 to another investment option, any
                                 assets transferred back into Fixed
                                 Account Plus within 90 days will
                                 receive a different rate of interest,
                                 than that paid for new Purchase
                                 Payments.

      Short-Term Fixed Account   Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 short-term. It is credited with
                                 interest at rates set by VALIC, which
                                 may be lower than the rates credited to
                                 Fixed Account Plus, above. The account
                                 is guaranteed to earn at least a
                                 minimum rate of interest as shown in
                                 your Contract. Your money may be
                                 credited with a different rate of
                                 interest depending on the time period
                                 in which it is accumulated.

      Multi-Year Enhanced Option Invests in the general account assets
       ("Multi-Year Option")     of the Company. This account is a
                                 long-term investment option, providing
                                 a guaranteed interest rate for a
                                 guaranteed period (three, five, seven,
                                 or ten years) ("MVA Term"). Please see
                                 your Contract for minimum investment
                                 amounts and other requirements and
                                 restrictions. This option may not be
                                 available in all employee plans or
                                 states. All MVA Terms may not be
                                 available. Please see your financial
                                 advisor for information on the MVA
                                 Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. AIG VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Mutual Funds available to the general public will not be available within your Contract. Funds that are available in a tax-deferred nonqualified variable annuity, under Internal Revenue Code Section 72, and also for ineligible deferred compensation 457(f) plans and private sector top-hat plans, are marked with an asterisk (*) in the descriptions below.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub- adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG VALIC at 1-800-428-2542 (press 1, then 3) or online at www.aigvalic.com.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

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Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.
AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
AIG SunAmerica                   Each High Watermark Fund seeks to generate capital appreciation to
2010 High Watermark Fund         the extent consistent with preservation of capital investment gains in order to have a price per share on its Protected Maturity Date at
AIG SunAmerica                   least equal to the Protected High Watermark Value. Each High
2015 High Watermark Fund         Watermark Fund seeks high total return as a secondary objective.

AIG SunAmerica                   If you hold your Variable Investment Option Units until the
2020 High Watermark Fund         Protected Maturity Date, you will be entitled to redeem your shares for no less that the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                                 Watermark Fund reaching this value, and any extraordinary
                                 expenses, and increased by appreciation in share value
                                 subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                                 The Protected Maturity Date for each High Watermark Fund is:
                                 2010 High Watermark Fund            August 31, 2010
                                 2015 High Watermark Fund            August 31, 2015
                                 2020 High Watermark Fund            August 31, 2020

                                 If you may need access to your money at any point prior to the
                                 Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
                                 Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the
                                 initial investment.

                                 An investment in the High Watermark Funds may not be
                                 appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
                                 Advisors, Inc.

AIM Large Cap Growth Fund        Seeks long-term growth of capital by investing primarily in marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
                                 capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
                                 1000(R) Index at the time of purchase.

American Century Ultra Fund      Seeks long-term capital growth through investments primarily in common stocks that are considered to have greater-than-average chance to increase in value over time.

Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $20 billion at the time of initial purchase.

                         Investment Objective                             Adviser and Sub-Adviser
                         --------------------                             -----------------------
Each High Watermark Fund seeks to generate capital appreciation to     Adviser: Trajectory Asset
the extent consistent with preservation of capital investment gains in Management LLC order to have a price per share on its Protected Maturity Date at
least equal to the Protected High Watermark Value. Each High           (AIG SunAmerica Asset
Watermark Fund seeks high total return as a secondary objective.       Management Corp. is the daily
                                                                       business manager.)
If you hold your Variable Investment Option Units until the
Protected Maturity Date, you will be entitled to redeem your shares for no less that the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
Watermark Fund reaching this value, and any extraordinary
expenses, and increased by appreciation in share value
subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

The Protected Maturity Date for each High Watermark Fund is:
2010 High Watermark Fund            August 31, 2010
2015 High Watermark Fund            August 31, 2015
2020 High Watermark Fund            August 31, 2020

If you may need access to your money at any point prior to the Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
Advisors, Inc.

Seeks long-term growth of capital by investing primarily in            Adviser: AIM Advisors, Inc.
marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
1000(R) Index at the time of purchase.

Seeks long-term capital growth through investments primarily in        Adviser: American Century
common stocks that are considered to have greater-than-average         Investment Management, Inc.
chance to increase in value over time.

Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations           Management, LLC
between $2.5 billion and $20 billion at the time of initial purchase.

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
    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $500 million and $2.5 billion at the time of initial purchase.

Credit Suisse Small Cap           Seeks capital growth by investing in equity securities of small
Growth Fund                       U.S. companies. The Adviser uses a growth investment style and looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
                                  volume growth rate.

Dreyfus BASIC U.S. Mortgage       Seeks as high a level of current income as is consistent with the
Securities Fund                   preservation of capital. To pursue this goal, the fund normally invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Evergreen Equity Income           Seeks current income and capital growth by investing primarily
Fund -- a series of Evergreen     in equity securities across all market capitalizations that on the
Equity Trust                      purchase date pay a higher yield than the average yield of companies included in the Russell 1000(R) Value Index.

Evergreen Fundamental Large       Seeks capital growth with the potential for current income by
Cap Fund -- a series of           investing primarily in common stocks of large and mid-sized
Evergreen Equity Trust            companies whose market capitalizations fall within the
                                  Russell 1000(R) Index.

Evergreen Special Equity          Seeks capital growth by investing primarily in common stocks of
Fund -- a series of Evergreen     small U.S. companies, typically having a market capitalization
Select Equity Trust               that falls within the range tracked by the Russell 2000(R) Index at the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Evergreen Special Values          Seeks capital growth in the value of its shares by investing
Fund -- a series of Evergreen     primarily in common stocks of small U.S. companies (companies
Equity Trust                      having a market capitalization that falls within the range tracked by the Russell 2000(R) Index at the time of purchase).

* Janus Adviser Worldwide         Seeks long-term growth of capital in a manner consistent with
Fund -- a series of Janus         the preservation of capital by investing in common stocks of
Adviser Series                    companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Janus Fund                        Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund invests primarily in common stocks selected for their growth potential and generally invests in larger, more established companies.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

MSIF Trust Mid Cap Growth         Seeks long-term capital growth and appreciation by investing
Portfolio -- a series of Morgan   primarily in growth-oriented equity securities of U.S. mid-cap
Stanley Institutional Funds Trust companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

                       Investment Objective                           Adviser and Sub-Adviser
                       --------------------                           -----------------------
Seeks long-term capital appreciation by investing primarily in      Adviser: Ariel Capital
the stocks of small companies with a market capitalization          Management, LLC
generally between $500 million and $2.5 billion at the time of initial purchase.

Seeks capital growth by investing in equity securities of small     Adviser: Credit Suisse Asset
U.S. companies. The Adviser uses a growth investment style and      Management, LLC
looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
volume growth rate.

Seeks as high a level of current income as is consistent with the   Adviser: The Dreyfus
preservation of capital. To pursue this goal, the fund normally     Corporation
invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Seeks current income and capital growth by investing primarily      Adviser: Evergreen
in equity securities across all market capitalizations that on the  Investment Management
purchase date pay a higher yield than the average yield of          Company, LLC
companies included in the Russell 1000(R) Value Index.

Seeks capital growth with the potential for current income by       Adviser: Evergreen
investing primarily in common stocks of large and mid-sized         Investment Management
companies whose market capitalizations fall within the              Company, LLC
Russell 1000(R) Index.

Seeks capital growth by investing primarily in common stocks of     Adviser: Evergreen
small U.S. companies, typically having a market capitalization      Investment Management
that falls within the range tracked by the Russell 2000(R) Index at Company, LLC the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Seeks capital growth in the value of its shares by investing        Adviser: Evergreen
primarily in common stocks of small U.S. companies (companies       Investment Management
having a market capitalization that falls within the range tracked  Company, LLC by the Russell 2000(R) Index at the time of purchase).

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital by investing in common stocks of        Management, LLC
companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital. The fund invests primarily in common   Management, LLC
stocks selected for their growth potential and generally invests in larger, more established companies.

The fund primarily seeks long-term growth of capital. The receipt   Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will      Management, L.P.
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks long-term capital growth and appreciation by investing        Adviser: Morgan Stanley
primarily in growth-oriented equity securities of U.S. mid-cap      Investment Management Inc.
companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

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
   Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                            --------------------                           -----------------------
Putnam Global Equity Fund       Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
                                of companies worldwide. The Adviser invests mainly in mid-sized     Management, LLC
                                and large companies with favorable investment potential.
                                Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Putnam New Opportunities Fund   Seeks long-term capital appreciation by investing mainly in the     Adviser: Putnam Investment
                                common stocks of U.S. companies, with a focus on growth             Management, LLC
                                stocks in sectors of the economy that the Adviser believes have high growth potential.

Putnam OTC & Emerging           Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
Growth Fund                     of U.S. companies traded in the over-the-counter ("OTC") market     Management, LLC
                                and "emerging growth" companies listed on securities
                                exchanges, with a focus on growth stocks. Emerging growth
                                companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Sit Mid Cap Growth Fund         Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2           Associates, Inc.
                                billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
                                believes exhibit the potential for superior growth.

Sit Small Cap Growth Fund       Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2.5         Associates, Inc.
                                billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

Templeton Foreign Fund -- a     Seeks long-term capital growth by investing mainly in the equity    Adviser: Templeton Global
series of Templeton Funds, Inc. securities of companies located outside the U.S., including         Advisors Limited
                                emerging markets.

* Templeton Global Asset        Seeks high total return by normally investing in equity securities  Adviser: Templeton
Allocation Fund -- a series of  of companies of any country, debt securities of companies and       Investment Counsel, LLC
Franklin Templeton Variable     governments of any country, and in money market instruments.        Sub-Adviser: Franklin
Insurance Products Trust        While the fund's debt securities investments focus on those that    Advisers, Inc.
                                are investment grade, the fund also may invest in high-yield, lower-rated bonds.

Vanguard LifeStrategy           Seeks to provide current income and low to moderate growth of       The fund does not employ an
Conservative Growth Fund        capital. This is a fund of funds, investing in other Vanguard       investment adviser. Instead,
                                mutual funds according to a fixed formula that typically results in the fund's Board of Trustees
                                an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
                                term fixed income investments, and 40% to common stocks. The        fund's assets among the
                                fund's indirect bond holdings are a diversified mix of short-,      underlying funds.
                                intermediate- and long-term U.S. government, agency, and
                                investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist
                                substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

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
Variable Account Options                         Investment Objective                           Adviser and Sub-Adviser
------------------------                         --------------------                           -----------------------
Vanguard LifeStrategy    Seeks to provide growth of capital and some current income.          The fund does not employ an
Growth Fund              This is a fund of funds, investing in other Vanguard mutual funds    investment adviser. Instead,
                         according to a fixed formula that typically results in an allocation the fund's Board of Trustees
                         of about 80% of assets to common stocks and 20% to bonds.            decides how to allocate the
                         The fund's indirect stock holdings consist substantially of large-   fund's assets among the
                         cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.      underlying funds.
                         stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                         government, agency, and investment-grade corporate bonds, as well as mortgage-backed securities.

Vanguard LifeStrategy    Seeks to provide growth of capital and a low to moderate level of    The fund does not employ an
Moderate Growth Fund     current income. This is a fund of funds, investing in other          investment adviser. Instead,
                         Vanguard mutual funds according to a fixed formula that typically    the fund's Board of Trustees
                         results in an allocation of about 60% of assets to common            decides how to allocate the
                         stocks and 40% to bonds. The fund's indirect stock holdings          fund's assets among the
                         consist substantially of large-cap U.S. stocks and, to a lesser      underlying funds.
                         extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                         investment-grade corporate bonds, as well as
                         mortgage-backed securities.

Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: Wellington
Investment-Grade Fund    by investing in a variety of high quality and, to a lesser extent,   Management Company, LLP
                         medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term       Seeks to provide a high level of current income and preserve         Adviser: The Vanguard Group
Treasury Fund            investors' principal by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity between 15 and 30 years.

Vanguard Wellington Fund Seeks to provide long-term growth of capital and reasonable          Adviser: Wellington
                         current income by investing in dividend-paying, and, to a lesser     Management Company, LLP
                         extent, non-dividend-paying common stocks of established
                         large- and medium-sized companies. In choosing these
                         companies, the Adviser seeks those that appear to be
                         undervalued but which have prospects to improve. The fund also invest in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                         mortgage-backed bonds.

Vanguard Windsor II Fund Seeks to provide long-term capital appreciation and income. The      Advisers: Barrow, Hanley,
                         fund invests mainly in medium- and large-sized companies whose       Mewhinney & Strauss, Inc.;
                         stocks are considered by the fund's advisers to be undervalued.      Equinox Capital Management,
                                                                                              LLC; Hotchkis and Wiley
                                                                                              Capital Management, LLC;
                                                                                              Tukman Capital Management,
                                                                                              Inc.; and The Vanguard Group

VALIC Company I

* Asset Allocation Fund  Seeks maximum aggregate rate of return over the long term            Adviser: VALIC
                         through controlled investment risk by adjusting its investment       Sub-Adviser: AIG Global
                         mix among stocks, long-term debt securities and short-term           Investment Corp.
                         money market securities.

--------------------------------------------------------------------------------

  Variable Account Options                           Investment Objective                          Adviser and Sub-Adviser
  ------------------------                           --------------------                          -----------------------
* Blue Chip Growth Fund       Seeks long-term capital growth by investing in the common          Adviser: VALIC
                              stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                              Income is a secondary objective.                                   Associates, Inc.

* Capital Conservation Fund   Seeks the highest possible total return consistent with the        Adviser: VALIC
                              preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                              on investments in intermediate- and long-term debt instruments     Investment Corp.
                              and other income-producing securities.

* Core Equity Fund            Seeks to provide long-term growth of capital through investment    Adviser: VALIC
                              primarily in the equity securities of large-cap quality companies  Sub-Advisers: WM Advisors,
                              with long-term growth potential.                                   Inc. and Wellington
                                                                                                 Management Company, LLP

* Government Securities Fund  Seeks high current income and protection of capital through        Adviser: VALIC
                              investments in intermediate- and long-term U.S. government and     Sub-Adviser: AIG Global
                              government-sponsored debt securities.                              Investment Corp.

* Growth & Income Fund        Seeks to provide long-term growth of capital and secondarily,      Adviser: VALIC
                              current income, through investment in common stocks and            Sub-Adviser: AIG SunAmerica
                              equity-related securities.                                         Asset Management Corp.

* Health Sciences Fund        Seeks long-term capital growth through investments primarily in    Adviser: VALIC
                              the common stocks of companies engaged in the research,            Sub-Adviser: T. Rowe Price
                              development, production, or distribution of products or services   Associates, Inc.
                              related to health care, medicine, or the life sciences.

* Income & Growth Fund        Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                              fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                              is a secondary consideration.                                      Century Investment
                                                                                                 Management, Inc.

* Inflation Protected Fund    Seeks maximum real return, consistent with appreciation of         Adviser: VALIC
                              capital and prudent investment engagement. The fund invests in     Sub-Adviser: AIG Global
                              inflation-indexed bonds of varying maturities issued by U.S. and   Investment Corp.
                              non-U.S. governments and corporations.

* International Equities Fund Seeks to provide long-term growth of capital through               Adviser: VALIC
                              investments primarily in a diversified portfolio of equity and     Sub-Adviser: AIG Global
                              equity-related securities of foreign issuers that, as a group, the Investment Corp.
                              Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                              International, Europe, Australasia and the Far East Index.

* International Government    Seeks high current income through investments primarily in         Adviser: VALIC
Bond Fund                     investment grade debt securities issued or guaranteed by foreign   Sub-Adviser: AIG Global
                              governments. This fund is classified as "non-diversified" because  Investment Corp.
                              it expects to concentrate in certain foreign government
                              securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

* International Growth I Fund Seeks capital growth through investments primarily in equity       Adviser: VALIC
                              securities of issuers in developed foreign countries. The Sub-     Sub-Adviser: American
                              Adviser uses a growth strategy it developed to invest in stocks it Century Global Investment
                              believes will increase in value over time.                         Management, Inc.

* Large Cap Growth Fund       Seeks to provide long-term growth of capital by normally           Adviser: VALIC
                              investing in common stocks of well-established, high-quality       Sub-Adviser: AIG SunAmerica
                              growth companies.                                                  Asset Management Corp.

--------------------------------------------------------------------------------

 Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
 ------------------------                          --------------------                           -----------------------
* Mid Cap Index Fund        Seeks to provide growth of capital through investments primarily   Adviser: VALIC
                            in a diversified portfolio of common stocks that, as a group, are  Sub-Adviser: AIG Global
                            expected to provide investment results closely corresponding to    Investment Corp.
                            the performance of the S&P MidCap 400(R) Index.

* Money Market I Fund       Seeks liquidity, protection of capital and current income through  Adviser: VALIC
                            investments in short-term money market instruments.                Sub-Adviser: AIG SunAmerica
                                                                                               Asset Management Corp.

* Nasdaq-100(R) Index Fund  Seeks long-term capital growth through investments in the          Adviser: VALIC
                            stocks that are included in the Nasdaq-100 Index(R). The fund is a Sub-Adviser: AIG Global
                            non-diversified fund, meaning that it can invest more than 5% of   Investment Corp.
                            its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

* Science & Technology Fund Seeks long-term capital appreciation through investments           Adviser: VALIC
                            primarily in the common stocks of companies that are expected      Sub-Adviser: T. Rowe Price
                            to benefit from the development, advancement, and use of           Associates, Inc.
                            science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, and defense and aerospace.

* Small Cap Fund            Seeks to provide long-term capital growth by investing primarily   Adviser: VALIC
                            in the stocks of small companies, with market capitalizations of   Sub-Advisers: American
                            approximately $2.5 billion or less.                                Century Investment
                                                                                               Management, Inc., Franklin
                                                                                               Portfolio Associates, Inc. and
                                                                                               T. Rowe Price Associates, Inc.

* Small Cap Index Fund      Seeks to provide growth of capital through investment primarily    Adviser: VALIC
                            in a diversified portfolio of common stocks that, as a group, the  Sub-Adviser: AIG Global
                            Sub-Adviser believes may provide investment results closely        Investment Corp.
                            corresponding to the performance of the Russell 2000(R) Index.

* Social Awareness Fund     Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
                            in common stocks of companies which meet the social criteria       Sub-Adviser: AIG Global
                            established for the fund. The fund does not invest in companies    Investment Corp.
                            that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems;
                            the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Stock Index Fund          Seeks long-term capital growth through investment in common        Adviser: VALIC
                            stocks that, as a group, are expected to provide investment        Sub-Adviser: AIG Global
                            results closely corresponding to the performance of the S&P        Investment Corp.
                            500(R) Index.

* Value Fund                Seeks capital growth and current income through investments        Adviser: VALIC
                            primarily in common stocks of large U.S. companies, focusing       Sub-Adviser:
                            on value stocks that the Sub-Adviser believes are currently        OppenheimerFunds, Inc.
                            undervalued by the market.

--------------------------------------------------------------------------------

 Variable Account Options                           Investment Objective                          Adviser and Sub-Adviser
 ------------------------                           --------------------                          -----------------------
VALIC Company II

* Aggressive Growth         Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund              different funds offered in VALIC Company I and VALIC Company         Sub-Adviser: AIG Global
                            II. This fund of funds is suitable for investors seeking the         Investment Corp.
                            potential for capital growth that a fund investing predominately in equity securities may offer.

* Capital Appreciation Fund Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                            broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Credit Suisse
                            of U.S. companies.                                                   Asset Management, LLC

* Conservative Growth       Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund              through investments in a combination of the different funds          Sub-Adviser: AIG Global
                            offered in VALIC Company I and VALIC Company II. This fund of        Investment Corp.
                            funds is suitable for investors who invest in equity securities, but who are not willing to assume the market risks of either the
                            Aggressive Growth Lifestyle Fund or the Moderate Growth
                            Lifestyle Fund.

* Core Bond Fund            Seeks the highest possible total return consistent with the          Adviser: VALIC
                            conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                            quality fixed income securities. These securities include            Investment Corp.
                            corporate debt securities, securities issued or guaranteed by the
                            U.S. government, mortgage-backed, or asset-backed securities.

* High Yield Bond Fund      Seeks the highest possible total return and income consistent        Adviser: VALIC
                            with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                            portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                            securities include below-investment-grade junk bonds.

* International Small Cap   Seeks to provide capital appreciation through investments mainly     Adviser: VALIC
Equity Fund                 in stocks issued by companies outside the U.S. Normally, the         Sub-Adviser: AIG Global
                            Sub-Adviser will invest in at least three countries other than the   Investment Corp.
                            U.S., selecting countries and industries it believes have favorable investment potential.

* Large Cap Value Fund      Seeks to provide total returns that exceed over time the Russell     Adviser: VALIC
                            1000(R) Value Index through investment in equity securities. The     Sub-Adviser: SSgA Funds
                            Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)    Management, Inc.
                            Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

* Mid Cap Growth Fund       Seeks capital appreciation principally through investments in        Adviser: VALIC
                            medium-capitalization equity securities, such as common and          Sub-Adviser: AIM Capital
                            preferred stocks and securities convertible into common stocks.      Management, Inc.
                            The Sub-Adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Index.

* Mid Cap Value Fund        Seeks capital growth, through investment in equity securities of     Adviser: VALIC
                            medium capitalization companies using a value-oriented               Sub-Adviser: Wellington
                            investment approach. Mid-capitalization companies include            Management Company, LLP
                            companies with a market capitalization equaling or exceeding
                            $500 million, but not exceeding the largest market capitalization of the Russell Mid-Cap(R) Index range.

--------------------------------------------------------------------------------

 Variable Account Options                           Investment Objective                            Adviser and Sub-Adviser
 ------------------------                           --------------------                            -----------------------
* Moderate Growth           Seeks growth and current income through investments in a              Adviser: VALIC
Lifestyle Fund              combination of the different funds offered in VALIC Company I and     Sub-Adviser: AIG Global
                            VALIC Company II. This fund of funds is suitable for investors who    Investment Corp.
                            invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle Fund.

* Money Market II Fund      Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                            investments in short-term money market instruments.                   Sub-Adviser: AIG SunAmerica
                                                                                                  Asset Management Corp.

* Small Cap Growth Fund     Seeks to provide long-term capital growth through investments         Adviser: VALIC
                            primarily in the equity securities of small companies with market     Sub-Adviser: Franklin
                            caps not exceeding $1.5 billion or the highest market cap value in    Advisers, Inc.
                            the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

* Small Cap Value Fund      Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                            reasonable risk to principal, by investing primarily in securities of Sub-Advisers: Banc One
                            small-capitalization companies in terms of revenue and/or market      Investment
                            capitalization. Small-cap companies are companies whose total         Advisors Corporation
                            market capitalizations range from $100 million to $3 billion at the time of purchase.

* Socially Responsible Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                            in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                            established for the fund. The fund does not invest in companies       Investment Corp.
                            that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Strategic Bond Fund       Seeks the highest possible total return and income consistent         Adviser: VALIC
                            with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                            portfolio of income producing securities. The fund invests in a       Investment Corp.
                            broad range of fixed-income securities, including investment-
                            grade bonds, U.S. government and agency obligations,
                            mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.

The Evergreen Growth and Income Fund changed its name to the Evergreen Fundamental Large Cap Fund effective April 18, 2005. The International Growth II Fund of VALIC Company II changed its name to the International Small Cap Equity Fund effective October 12, 2004. Vanguard Long-Term Corporate Fund changed its name to the Vanguard Long-Term Investment-Grade Fund on August 19, 2004. The INVESCO Growth Fund merged into the AIM Large Cap Growth Fund on November 3, 2003. Effective July 11, 2003, the Evergreen Small Cap Value Fund merged into the Evergreen Special Values Fund. The VALIC Company I Opportunities Fund changed its name to the Growth Fund on June 30, 2003. The Evergreen Value Fund merged into the Evergreen Equity Income Fund as of
June 13, 2003.

Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which Portfolio Director was purchased.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

--------------------------------------------------------------------------------


The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If We do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than a Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) are properly authorized and clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received at our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the business day of receipt. Purchase Payments in good order received at our Home Office after 4:00 p.m. Eastern time will be credited the next business day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

--------------------------------------------------------------------------------


Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time. Purchase Units may be shown as "Number of Shares" on a given business day and the Purchase Unit values may be shown as "Share Price" on some account statements.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given business day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units for a Variable Account Option, based upon that Variable Account Option's Purchase Unit Value. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Account Value has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.
Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

Transfers Between Investment Options
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. Your employer's plan may also limit your rights to transfer.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed for short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds and increase fund expenses and are thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we reserve the right to take action to protect the other investors. Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among Account Options, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, we will monitor and, upon written notification, may terminate or restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. Some of the factors we will consider include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners and Participants. We cannot guarantee, however, that we will be able to prevent all market timing activity or abusive trading. Market timing activity that we are unable to restrict may impact the performance of the Account Options and harm Contract Owners and Participants. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                      Other Restrictions
--------------------           -----        ---------                      ------------------
Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another
                          Participant Year             investment option, any assets transferred back into Fixed
                                                       Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for
                                                       90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA
                                                       Band will require a minimum transfer amount, as described
                                                       in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

--------------------------------------------------------------------------------


Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Instructions for transfers or reallocations may be made via the internet as follows:

  .   Log on to www.aigvalic.com

  .   Click on AIG VALIC Online

  .   Enter your SSN or account number and personal identification number (PIN)

  .   Select the desired account

  . Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu

  .   Input the transaction request, then click "Continue"

  . Review your transaction request for accuracy and then click "Continue" to submit to AIG VALIC

  .   Record transaction confirmation number

Instructions for transfers or reallocations may be made via an automated telephone system (AIG VALIC by Phone) as follows:

  .   Call 1-800-428-2542

  .   Say or enter your SSN or account number and PIN

  .   Select the desired account and say "Transfers" or "Allocations" at menu

  . Follow the scripts to complete your transaction request and to submit to AIG VALIC

You may also send written instructions by completing a VALIC form for transfers or reallocations:

  .   Written instructions should be sent to VALIC's Home Office

  .   A VALIC financial change form is required

  . Written instructions are required if you are requesting a transfer to or from the Multi-Year Option

  . Written instructions are required if we have notified you that we will not accept telephone or internet instructions

We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing.

Generally, no one may give AIG VALIC telephone instructions on your behalf without your written or recorded verbal consent. AIG VALIC financial advisors or authorized AIG VALIC employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Transfer instructions during the Payout Period cannot be given online or by telephone.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.


During the Payout Period

During the Payout Period, transfers may be made between the Contract's investment options subject to the following limitations:

Account Option                                      % of Account Value                    Frequency
--------------                                      ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to five basic types of fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigvalic.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last business day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance charge is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus. It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

--------------------------------------------------------------------------------


  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Premium Tax Charge

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Account Value when annuity payments are to begin.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.75% to 1.25% of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. The Company may make a profit on the Separate Account charges.

The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Other Tax Charges

We reserve the right to charge for certain taxes (in addition to premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  .   The type of retirement program.

      Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  .   The nature of your retirement program.

      Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  .   The frequency of Purchase Payments for your retirement program.

      Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  .   The size of your retirement program.

      A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program.

      Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

--------------------------------------------------------------------------------


We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses or credits certain Divisions a portion of the Company's Separate Account charges, as shown in the Fee Tables earlier in this prospectus. Such crediting arrangements are, however, voluntary, and may be changed by the Company at any time.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

--------------------------------------------------------------------------------


In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the end of the month preceding the payout date. Generally, for qualified contracts, the payout date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. For nonqualified Contracts, the payout date may be any time prior to your 85th birthday, and may not be later than age 85 without VALIC's consent. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs"), or IRAs, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining annuity value.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Enhancements to Payout Options

You may be able to choose different payout options or select enhancements to the payout options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to 20 year guaranteed period. The joint and survivor life option may be available with a one to 20 year guaranteed period option. Not all of the enhancements are available under each option.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, We reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age
59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered at any time can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

            The amount surrendered    /       Your Purchase Units
               from the Variable   (divided next computed after the
                 Account Option      by)      written request for
                   + (plus)                 surrender is received at
             Any surrender charge               our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

--------------------------------------------------------------------------------


Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

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For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your Beneficiary may contact your financial advisor with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS.

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

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The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

           A. 100% of Purchase Payments
           -  (minus)
           B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
           +  (plus)
           C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

Other Contract Features
--------------------------------------------------------------------------------


Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner may cancel an individual Contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 10 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law.

We Reserve Certain Rights

We reserve the right to:

  .   Amend the Contract for Variable Account Option Changes;

  .   Amend the Contract to comply with tax or other laws;

  . Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  . Operate VALIC Separate Account A as a management investment company under applicable securities laws, in consideration of an investment management fee or in any other form permitted by law;

  . Deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required;

  .   Stop accepting new Participants under a group Contract.

Variable Account Option Changes

We may amend your Contract to match changes to the Variable Account Options offered under your Contract. For example, we may add or delete Variable Account Options or stop accepting allocations and/or investments in a particular Variable Account Option. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with applicable law. The new Variable Account Option offered may have different Fund fees and expenses.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee for the loans and to limit the number of outstanding loans.

Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You

--------------------------------------------------------------------------------

will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if your Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the Statement of Additional Information for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an IRA, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including plans of self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain series of the Contracts may also be available for a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010, unless Congress enacts legislation to extend the provisions or to make them permanent.

--------------------------------------------------------------------------------

In addition, the Contracts are also available through "nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts as agent for an individual) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

--------------------------------------------------------------------------------


Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:
  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences -- Required
                Distributions...................................   8
              Tax Free Rollovers, Transfers and Exchanges.......   9
           Exchange Privilege...................................  10
              Exchanges From Independence Plus Contracts........  10
              Exchanges From V-Plan Contracts...................  11
              Exchanges From SA-1 and SA-2 Contracts............  12
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information Which May Be Applicable To
                Any Exchange....................................  15

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on Total
               Surrender........................................  16
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  16
          Purchase Unit Value...................................  17
             Illustration of Calculation of Purchase Unit Value.  17
             Illustration of Purchase of Purchase Units.........  17
          Calculation of MVA Option.............................  17
          Payout Payments.......................................  18
             Assumed Investment Rate............................  18
             Amount of Payout Payments..........................  18
             Payout Unit Value..................................  19
             Illustration of Calculation of Payout Unit Value...  19
             Illustration of Payout Payments....................  19
          Distribution of Variable Annuity Contracts............  20
          Experts...............................................  20
          Comments on Financial Statements......................  20

                  The Variable Annuity Life Insurance Company
                   2929 Allen Parkway, Houston, Texas 77019
                                1-800-448-2542
                       AIG VALIC by Phone 1-800-428-2542
                     TDD AIG VALIC by Phone 1-800-248-2542

The Variable Annuity Life Insurance Company
Units of Interest Under Group and Individual
Fixed and Variable Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director Separate Account A
For Series 1.20 to 13.20                                            May 1, 2005

Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable annuity contracts (the "Contracts") for Participants in certain employer-sponsored retirement plans and individual retirement plans ("IRAs"). The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in the Contracts and will help you make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2005, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-428-2542 (press 1, then 3). The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

VALIC Company I                    VALIC Company II                    AIG SunAmerica 2010 High Watermark Fund
Asset Allocation Fund              Aggressive Growth Lifestyle Fund    AIG SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund              Capital Appreciation Fund           AIG SunAmerica 2020 High Watermark Fund
Capital Conservation Fund          Conservative Growth Lifestyle Fund  AIM Large Cap Growth Fund
Core Equity Fund                   Core Bond Fund                      American Century Ultra Fund
Government Securities Fund         High Yield Bond Fund                Ariel Appreciation Fund Ariel Fund Credit Suisse
Growth & Income Fund               International Small Cap Equity Fund Small Cap Growth Fund
Health Sciences Fund               Large Cap Value Fund                Dreyfus BASIC U.S. Mortgage Securities Fund
Income & Growth Fund               Mid Cap Growth Fund                 Evergreen Equity Income Fund
Inflation Protected Fund           Mid Cap Value Fund                  Evergreen Fundamental Large Cap Fund
International Equities Fund        Moderate Growth Lifestyle Fund      Evergreen Special Equity Fund
International Government Bond Fund Money Market II Fund                Evergreen Special Values Fund
International Growth I Fund        Small Cap Growth Fund               Janus Adviser Worldwide Fund
Large Cap Growth Fund              Small Cap Value Fund                Janus Fund Lou Holland Growth Fund
Mid Cap Index Fund                 Socially Responsible Fund           MSIF Trust Mid Cap Growth Portfolio
Money Market I Fund                Strategic Bond Fund                 Putnam Global Equity Fund
Nasdaq-100(R) Index Fund                                               Putnam New Opportunities Fund
Science & Technology Fund                                              Putnam OTC & Emerging Growth Fund
Small Cap Fund*                                                        Sit Mid Cap Growth Fund
Small Cap Index Fund                                                   Sit Small Cap Growth Fund
Social Awareness Fund                                                  Templeton Foreign Fund
Stock Index Fund                                                       Templeton Global Asset Allocation Fund
Value Fund*                                                            Vanguard Lifestrategy Conservative Growth Fund
                                                                       Vanguard Lifestrategy Growth Fund
                                                                       Vanguard Lifestrategy Moderate Growth Fund
                                                                       Vanguard Long-Term Investment-Grade Fund
                                                                       Vanguard Long-Term Treasury Fund
                                                                       Vanguard Wellington Fund
                                                                       Vanguard Windsor II Fund

Table of Contents
--------------------------------------------------------------------------------


                                                             Page
                                                             ----

Glossary of Terms...........................................   4

Fee Tables..................................................   5

Selected Purchase Unit Data.................................   8

Highlights..................................................  11

General Information.........................................  12
   About the Contracts......................................  12
   About VALIC..............................................  12
   About VALIC Separate Account A...........................  13
   Units of Interest........................................  13
   Distribution of the Contracts............................  13

Fixed and Variable Account Options..........................  13
   Fixed Account Options....................................  14
   Variable Account Options.................................  14

Purchase Period.............................................  22
   Account Establishment....................................  22
   When Your Account Will Be Credited.......................  23
   Purchase Units...........................................  24
   Calculation of Value for Fixed Account Options...........  24
   Calculation of Value for Variable Account Options........  24
   Stopping Purchase Payments...............................  24

Transfers Between Investment Options........................  25
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..........................  25
   Communicating Transfer or Reallocation Instructions......  26
   Effective Date of Transfer...............................  26
   During the Payout Period.................................  26

Fees and Charges............................................  27
   Account Maintenance Charge...............................  27
   Surrender Charge.........................................  27
       Amount of Surrender Charge...........................  27
       10% Free Withdrawal..................................  27
       Exceptions to Surrender Charge.......................  27
   Premium Tax Charge.......................................  28
   Separate Account Charges.................................  28
   Other Tax Charges........................................  28
   Reduction or Waiver of Account Maintenance, Surrender,
     or Separate Account Charges............................  28
   Separate Account Expense Reimbursements or Credits.......  29
   Market Value Adjustment ("MVA")..........................  29

Payout Period...............................................  29
   Fixed Payout.............................................  29
   Variable Payout..........................................  29
   Combination Fixed and Variable Payout....................  30
   Payout Date..............................................  30
   Payout Options...........................................  30
   Enhancements to Payout Options...........................  30
   Payout Information.......................................  30

                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  31
              When Surrenders Are Allowed.......................  31
              Surrender Process.................................  31
              Amount That May Be Surrendered....................  31
              Surrender Restrictions............................  31
              Partial Surrenders................................  31
              Systematic Withdrawals............................  32
              Distributions Required by Federal Tax Law.........  32

           Exchange Privilege...................................  32
              Restrictions on Exchange Privilege................  32
              Taxes and Conversion Costs........................  32
              Surrender Charges.................................  32
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  33
              Comparison of Contracts...........................  33
              Features of Portfolio Director....................  33

           Death Benefits.......................................  34
              The Process.......................................  34
              Beneficiary Information...........................  34
                  Spousal Beneficiaries.........................  34
                  Beneficiaries Other Than Spouses..............  34
              Special Information for Individual
                Nonqualified Contracts..........................  34
              During the Purchase Period........................  34
              Interest Guaranteed Death Benefit.................  34
              Standard Death Benefit............................  35
              During the Payout Period..........................  35

           Other Contract Features..............................  36
              Changes That May Not Be Made......................  36
              Change of Beneficiary.............................  36
              Contingent Owner..................................  36
              Cancellation -- The 20 Day "Free Look"............  36
              We Reserve Certain Rights.........................  36
              Variable Account Option Changes...................  36
              Relationship to Employer's Plan...................  36

           Voting Rights........................................  36
              Who May Give Voting Instructions..................  36
              Determination of Fund Shares Attributable to
                Your Account....................................  37
                  During the Purchase Period....................  37
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  37
              How Fund Shares Are Voted.........................  37

           Federal Tax Matters..................................  37
              Types of Plans....................................  37
              Tax Consequences in General.......................  38
              Effect of Tax-Deferred Accumulations..............  39

           Table of Contents of Statement of
             Additional Information.............................  40

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, this will usually be your employer. For individual Contracts, this will usually be you.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- payments withdrawn in a steady stream.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. Also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you may pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes, ranging from zero to 3 1/2%, are not shown below but may be deducted if applicable.

Contract Owner/Participant Expenses

                         Maximum Surrender Charge 5.00%

The next table describes the fees and expenses that you may pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

         Account Maintenance Charge ($3.75 per quarter, annualized) $15

Separate Account Charges
(as a percentage of Separate Account average net assets):

                                         Separate Separate Account    Total
                                         Account   Reimbursement    Separate
 Variable Account Option                   Fee     or Credit (1)   Account Fee
 -----------------------                 -------- ---------------- -----------
 VALIC Company I
    Asset Allocation Fund                  0.80%          --          0.80%
    Blue Chip Growth Fund                  0.80           --          0.80
    Capital Conservation Fund              0.80           --          0.80
    Core Equity Fund                       0.80           --          0.80
    Government Securities Fund             0.80           --          0.80
    Growth & Income Fund                   0.80           --          0.80
    Health Sciences Fund                   0.80           --          0.80
    Income & Growth Fund                   0.80           --          0.80
    Inflation Protected Fund               0.80           --          0.80
    International Equities Fund            0.80           --          0.80
    International Government Bond Fund     0.80           --          0.80
    International Growth I Fund            0.80           --          0.80
    Large Cap Growth Fund                  0.80           --          0.80
    Mid Cap Index Fund                     0.80           --          0.80
    Money Market I Fund                    0.80           --          0.80
    Nasdaq-100(R) Index Fund               0.80           --          0.80
    Science & Technology Fund              0.80           --          0.80
    Small Cap Fund                         0.80           --          0.80
    Small Cap Index Fund                   0.80           --          0.80
    Social Awareness Fund                  0.80           --          0.80
    Stock Index Fund                       0.80           --          0.80
    Value Fund                             0.80           --          0.80
 VALIC Company II
    Aggressive Growth Lifestyle Fund       0.80        (0.25%)        0.55
    Capital Appreciation Fund              0.80        (0.25)         0.55
    Conservative Growth Lifestyle Fund     0.80        (0.25)         0.55
    Core Bond Fund                         0.80        (0.25)         0.55
    High Yield Bond Fund                   0.80        (0.25)         0.55
    International Small Cap Equity Fund    0.80        (0.25)         0.55
    Large Cap Value Fund                   0.80        (0.25)         0.55
    Mid Cap Growth Fund                    0.80        (0.25)         0.55
    Mid Cap Value Fund                     0.80        (0.25)         0.55
    Moderate Growth Lifestyle Fund         0.80        (0.25)         0.55
    Money Market II Fund                   0.80        (0.25)         0.55
    Small Cap Growth Fund                  0.80        (0.25)         0.55
    Small Cap Value Fund                   0.80        (0.25)         0.55
    Socially Responsible Fund              0.80        (0.25)         0.55
    Strategic Bond Fund                    0.80        (0.25)         0.55

--------------------------------------------------------------------------------

                                                          Separate Separate Account    Total
                                                          Account   Reimbursement    Separate
Variable Account Option                                     Fee       or Credit     Account Fee
-----------------------                                   -------- ---------------- -----------
AIG SunAmerica 2010 High Watermark Fund                     1.05%          --          1.05%
AIG SunAmerica 2015 High Watermark Fund                     1.05           --          1.05
AIG SunAmerica 2020 High Watermark Fund                     1.05           --          1.05
AIM Large Cap Growth Fund, Investor Class                   1.05        (0.25%)        0.80
American Century Ultra Fund, Investor Class                 1.05        (0.21)         0.84
Ariel Appreciation Fund                                     1.05        (0.25)         0.80
Ariel Fund                                                  1.05        (0.25)         0.80
Credit Suisse Small Cap Growth Fund, Common Class           1.05        (0.25)         0.80
Dreyfus BASIC U.S. Mortgage Securities Fund                 1.05        (0.25)         0.80
Evergreen Equity Income Fund, Class A                       1.05        (0.25)         0.80
Evergreen Fundamental Large Cap Fund, Class A               1.05        (0.25)         0.80
Evergreen Special Equity Fund, Class A                      1.05        (0.25)         0.80
Evergreen Special Values Fund, Class A                      1.05        (0.25)         0.80
Janus Adviser Worldwide Fund, Class I                       1.05        (0.25)         0.80
Janus Fund                                                  1.05        (0.25)         0.80
Lou Holland Growth Fund                                     1.05        (0.25)         0.80
MSIF Trust Mid Cap Growth Portfolio, Adviser Class          1.05        (0.25)         0.80
Putnam Global Equity Fund, Class A                          1.05        (0.25)         0.80
Putnam New Opportunities Fund, Class A                      1.05        (0.25)         0.80
Putnam OTC & Emerging Growth Fund, Class A                  1.05        (0.25)         0.80
Sit Mid Cap Growth Fund                                     1.05        (0.25)         0.80
Sit Small Cap Growth Fund                                   1.05        (0.25)         0.80
Templeton Foreign Fund, Class A                             1.05        (0.25)         0.80
Templeton Global Asset Allocation Fund, Class 1             1.05           --          1.05
Vanguard Lifestrategy Conservative Growth Fund              1.05           --          1.05
Vanguard Lifestrategy Growth Fund                           1.05           --          1.05
Vanguard Lifestrategy Moderate Growth Fund                  1.05           --          1.05
Vanguard Long-Term Investment-Grade Fund, Investor Shares   1.05        (0.25)         0.80
Vanguard Long-Term Treasury Fund, Investor Shares           1.05        (0.25)         0.80
Vanguard Wellington Fund, Investor Shares                   1.05           --          1.05
Vanguard Windsor II Fund, Investor Shares                   1.05           --          1.05

--------
(1) For these Variable Account Options, the Company's charges to these Divisions are reduced voluntarily and/or reduced by administrative or rule 12b-1 fees received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. This reimbursement or credit may be terminated by the Company at any time without notice. See "Fees and Charges -- Separate Account Expense Reimbursements or Credits."

Reductions in the surrender, account maintenance and Separate Account charges are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
-------------------------------------------                                              ------- -------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                            --%     --%

--------------------------------------------------------------------------------


Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $--..   $--     $--     $--

(2) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $--..   $--     $--     $--

Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by us. The Fund Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by the Fund may be lower than that shown above.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract, invested in a variable account option as shown.


                                                                    Number of
                                                   Unit     Unit      Units
                                                 Value at   Value  Outstanding
                                                 Beginning at End   at End of
 Fund Name                                  Year  of Year  of Year    Year
 ---------                                  ---- --------- ------- -----------
 VALIC Company I
  Asset Allocation Fund (Division 5)        2004   4.223
                                            2003   3.557    4.223   1,197,046
                                            2002   3.956    3.557   1,074,736
                                            2001   4.163    3.956   1,365,458
                                            2000   4.304    4.163   1,078,319
                                            1999   3.882    4.304     673,135
                                            1998   3.498    3.882      31,350
  Blue Chip Growth Fund (Division 72)       2004   0.764
                                            2003   0.595    0.764   3,885,796
                                            2002   0.793    0.595   2,215,965
                                            2001      --    0.793   1,191,852
  Capital Conservation Fund (Division 7)    2004   2.731
                                            2003   2.644    2.731   1,348,629
                                            2002   2.446    2.644   1,072,328
                                            2001   2.288    2.446     736,319
                                            2000   2.112    2.288     241,853
                                            1999   2.138    2.112      95,480
                                            1998   2.099    2.138
  Core Equity Fund (Division 15)            2004   1.980
                                            2003   1.574    1.980  19,470,281
                                            2002   2.038    1.574  18,853,525
                                            2001   2.425    2.038  19,106,874
                                            2000   2.608    2.425  10,968,138
                                            1999   2.448    2.608   8,377,232
                                            1998   1.939    2.448   4,324,799
  Government Securities Fund (Division 8)   2004   2.762
                                            2003   2.753    2.762   3,227,650
                                            2002   2.477    2.753   3,292,403
                                            2001   2.338    2.477   2,040,203
                                            2000   2.088    2.338     824,249
                                            1999   2.165    2.088     243,537
                                            1998   2.150    2.165
  Growth & Income Fund (Division 16)        2004   2.021
                                            2003   1.661    2.021   4,253,296
                                            2002   2.133    1.661   3,882,769
                                            2001   2.391    2.133   3,325,072
                                            2000   2.704    2.391   1,525,459
                                            1999   2.219    2.704     660,621
                                            1998   1.787    2.219
  Health Sciences Fund (Division 73)        2004   0.889
                                            2003   0.654    0.889  11,800,752
                                            2002   0.911    0.654   7,126,532
                                            2001      --    0.911   4,443,384
  Income & Growth Fund (Division 21)        2004   1.463
                                            2003   1.141    1.463  22,738,226
                                            2002   1.430    1.141  20,786,632
                                            2001      --    1.430  21,849,597
  International Equities Fund (Division 11) 2004   1.249
                                            2003   0.971    1.249   5,167,502
                                            2002   1.205    0.971   3,400,912
                                            2001   1.557    1.205   2,831,016
                                            2000   1.898    1.557   1,538,819
                                            1999   1.481    1.898     348,851
                                            1998   1.227    1.481
  International Government Bond Fund
   (Division 13)                            2004   2.093
                                            2003   1.767    2.093   5,961,121
                                            2002   1.517    1.767   5,528,660
                                            2001   1.559    1.517   4,684,913
                                            2000   1.635    1.559   1,861,115
                                            1999   1.752    1.635   1,058,856
                                            1998   1.676    1.752     408,156
  International Growth I Fund (Division 20) 2004   1.477
                                            2003   1.187    1.477  13,984,886
                                            2002   1.465    1.187  12,743,207
                                            2001      --    1.465  12,911,877
  Large Cap Growth Fund (Division 30)       2004   1.103
                                            2003   0.882    1.103  47,768,669
                                            2002   1.237    0.882  43,795,573
                                            2001      --    1.237  47,794,623

                                                                   Number of
                                                  Unit     Unit      Units
                                                Value at   Value  Outstanding
                                                Beginning at End   at End of
  Fund Name                                Year  of Year  of Year    Year
  ---------                                ---- --------- ------- -----------
   Mid Cap Index Fund (Division 4)         2004   7.600
                                           2003   5.669    7.600  11,557,436
                                           2002   6.716    5.669   7,884,899
                                           2001   6.834    6.716   5,137,857
                                           2000   5.909    6.834   2,040,360
                                           1999   5.183    5.909     523,908
                                           1998   4.060    5.183
   Money Market I Fund (Division 6)        2004   2.013
                                           2003   2.017    2.013  18,172,683
                                           2002   2.008    2.017  19,301,326
                                           2001   1.953    2.008  19,613,013
                                           2000   1.857    1.953  11,188,908
                                           1999   1.787    1.857   9,613,663
                                           1998   1.767    1.787   5,325,479
   Nasdaq-100 Index Fund (Division 46)     2004   0.436
                                           2003   0.294    0.436  16,938,599
                                           2002   0.481    0.294   5,273,086
                                           2001      --    0.481   2,543,964
   Science & Technology Fund (Division 17) 2004   2.196
                                           2003   1.462    2.196  49,350,491
                                           2002   2.464    1.462  43,387,665
                                           2001   4.223    2.464  42,427,558
                                           2000   6.463    4.223  24,450,402
                                           1999   3.242    6.463  11,744,052
                                           1998   2.224    3.242   3,228,389
   Small Cap Fund (Division 18)            2004   2.193
                                           2003   1.621    2.193  12,011,653
                                           2002   2.132    1.621  10,322,622
                                           2001      --    2.132  10,143,542
   Small Cap Index Fund (Division 14)      2004   2.832
                                           2003   1.949    2.832  10,500,147
                                           2002   2.481    1.949   6,154,595
                                           2001   2.452    2.481   4,102,032
                                           2000   2.558    2.452   1,758,979
                                           1999   2.126    2.558     522,127
                                           1998   1.825    2.126      58,825
   Social Awareness Fund (Division 12)     2004   3.406
                                           2003   2.673    3.406   7,627,455
                                           2002   3.520    2.673   6,937,701
                                           2001   4.004    3.520   7,765,337
                                           2000   4.503    4.004   4,403,285
                                           1999   3.826    4.503   3,028,346
                                           1998   3.190    3.826   1,218,871
   Stock Index Fund (Division 10)          2004   4.469
                                           2003   3.514    4.469  55,777,760
                                           2002   4.567    3.514  47,259,245
                                           2001   5.244    4.567  49,700,088
                                           2000   5.831    5.244  32,626,172
                                           1999   4.875    5.831  18,855,858
                                           1998   4.056    4.875   6,859,835
   Value Fund (Division 74)                2004   0.997
                                           2003   0.798    0.997     331,439
                                           2002   1.000    0.798     123,767
                                           2001      --    1.000
  VALIC Company II
   Aggressive Growth Lifestyle Fund
    (Division 48)                          2004   1.302
                                           2003   1.012    1.302   2,677,110
                                           2002   1.248    1.012   1,960,053
                                           2001   1.434    1.248   1,242,003
                                           2000   1.542    1.434     460,167
                                           1999   1.193    1.542      46,149
                                           1998   1.015    1.193
   Capital Appreciation Fund (Division 39) 2004   0.867
                                           2003   0.692    0.867   1,301,251
                                           2002   1.005    0.692   1,002,903
                                           2001   1.287    1.005     809,582
                                           2000   1.672    1.287     435,416
                                           1999   1.242    1.672      95,862
                                           1998   1.012    1.242

                                                                      Number of
                                                     Unit     Unit      Units
                                                   Value at   Value  Outstanding
                                                   Beginning at End   at End of
Fund Name                                     Year  of Year  of Year    Year
---------                                     ---- --------- ------- -----------
 Conservative Growth Lifestyle Fund
  (Division 50)                               2004   1.444
                                              2003   1.240    1.444   2,308,156
                                              2002   1.313    1.240   1,451,290
                                              2001   1.343    1.313     960,922
                                              2000   1.310    1.343     735,103
                                              1999   1.163    1.310     246,969
                                              1998   1.026    1.163
 Core Bond Fund (Division 58)                 2004   1.299
                                              2003   1.256    1.299   1,510,859
                                              2002   1.160    1.256     870,673
                                              2001   1.096    1.160     477,526
                                              2000   1.012    1.096      17,812
                                              1999   1.030    1.012      10,700
                                              1998   1.013    1.030
 High Yield Bond Fund (Division 60)           2004   1.342
                                              2003   1.038    1.342   2,474,955
                                              2002   1.063    1.038     680,131
                                              2001   1.009    1.063     613,841
                                              2000   1.079    1.009      44,391
                                              1999   1.054    1.079       2,397
                                              1998   1.001    1.054
 International Growth II Fund (Division 33)   2004   1.152
                                              2003   0.905    1.152   2,314,835
                                              2002   1.102    0.905   1,620,256
                                              2001   1.367    1.102   1,217,774
                                              2000   1.639    1.367     845,886
                                              1999   1.052    1.639       5,641
                                              1998   0.942    1.052
 Large Cap Value Fund (Division 40)           2004   1.486
                                              2003   1.172    1.486   3,573,479
                                              2002   1.339    1.172   2,664,154
                                              2001   1.372    1.339   1,653,364
                                              2000   1.306    1.372     133,690
                                              1999   1.247    1.306         221
                                              1998   1.071    1.247
 Mid Cap Growth Fund (Division 37)            2004   0.940
                                              2003   0.683    0.940   6,055,536
                                              2002   0.984    0.683   4,401,019
                                              2001   1.423    0.984   3,064,194
                                              2000   1.427    1.423     654,531
                                              1999   1.349    1.427       1,244
                                              1998   1.070    1.349
 Mid Cap Value Fund (Division 38)             2004   2.330
                                              2003   1.634    2.330   7,010,024
                                              2002   1.910    1.634   5,041,443
                                              2001   1.956    1.910   2,566,084
                                              2000   1.526    1.956     687,388
                                              1999   1.256    1.526     142,103
                                              1998   1.050    1.256
 Moderate Growth Lifestyle Fund (Division 49) 2004   1.421
                                              2003   1.158    1.421   3,960,868
                                              2002   1.300    1.158   3,015,695
                                              2001   1.386    1.300   2,200,069
                                              2000   1.401    1.386     864,680
                                              1999   1.186    1.401     213,355
                                              1998   1.026    1.186
 Money Market II Fund (Division 44)           2004   1.158
                                              2003   1.157    1.158  10,043,486
                                              2002   1.149    1.157   9,173,724
                                              2001   1.114    1.149   8,613,152
                                              2000   1.056    1.114   8,860,373
                                              1999   1.014    1.056   1,844,830
                                              1998   1.002    1.014
 Small Cap Growth Fund (Division 35)          2004   1.314
                                              2003   0.906    1.314   3,049,513
                                              2002   1.356    0.906   1,738,121
                                              2001   1.789    1.356   1,447,772
                                              2000   2.279    1.789     476,647
                                              1999   1.350    2.279     119,661
                                              1998   1.076    1.350
 Small Cap Value Fund (Division 36)           2004   1.689
                                              2003   1.220    1.689   3,695,332
                                              2002   1.401    1.220   2,396,378
                                              2001   1.316    1.401   1,061,602
                                              2000   1.083    1.316      87,545
                                              1999   1.166    1.083         232
                                              1998   1.036    1.166

                                                                      Number of
                                                     Unit     Unit      Units
                                                   Value at   Value  Outstanding
                                                   Beginning at End   at End of
Fund Name                                     Year  of Year  of Year    Year
---------                                     ---- --------- ------- -----------
 Socially Responsible Fund (Division 41)      2004   1.157
                                              2003   0.907    1.157   1,855,413
                                              2002   1.190    0.907   1,518,217
                                              2001   1.355    1.190   1,275,611
                                              2000   1.501    1.355   1,291,021
                                              1999   1.279    1.501     106,148
                                              1998   1.066    1.279
 Strategic Bond Fund (Division 59)            2004   1.526
                                              2003   1.285    1.526   2,748,551
                                              2002   1.212    1.285     987,994
                                              2001   1.102    1.212     432,470
                                              2000   1.085    1.102         936
                                              1999   1.051    1.085
                                              1998   1.012    1.051
AIG SunAmerica 2010 High Watermark
 (Division 80)                                2004
AIG SunAmerica 2015 High Watermark
 (Division 81)                                2004
AIG SunAmerica 2020 High Watermark
 (Division 82)                                2004
AIM Large Cap Growth Fund (Division 62)       2004   0.278
                                              2003   0.214    0.278   4,903,281
                                              2002   0.366    0.214   3,302,734
                                              2001      --    0.366   2,268,337
American Century Ultra Fund (Division 31)     2004   1.561
                                              2003   1.251    1.561  69,694,008
                                              2002   1.641    1.251  59,170,779
                                              2001   1.937    1.641  58,386,315
                                              2000   2.438    1.937  38,053,829
                                              1999   1.738    2.438  20,827,045
                                              1998   1.416    1.738   8,116,612
Ariel Appreciation Fund (Division 69)         2004   1.417
                                              2003   1.091    1.417  25,946,570
                                              2002   1.226    1.091  17,307,445
                                              2001      --    1.226   4,782,738
Ariel Fund (Division 68)                      2004   1.505
                                              2003   1.185    1.505  23,969,761
                                              2002   1.259    1.185  13,823,829
                                              2001      --    1.259   3,576,909
Credit Suisse Small Cap Growth Fund
 (Division 63)                                2004   0.774
                                              2003   0.533    0.774   6,606,853
                                              2002   0.776    0.533   3,072,771
                                              2001      --    0.776   1,293,375
Dreyfus BASIC US Mortgage Securities Fund
 (Division 71)                                2004   1.226
                                              2003   1.193    1.226   8,504,161
                                              2002   1.105    1.193   6,785,364
                                              2001      --    1.105   1,327,963
Evergreen Equity Income Fund (Division 57)(2) 2004   1.113
                                              2003   0.873    1.113   1,771,937
                                              2002   1.086    0.873   1,091,640
                                              2001   1.128    1.086     701,042
                                              2000   1.036    1.128      27,722
                                              1999      --    1.036
Evergreen Fundamental Large Cap Fund
 (Division 56)(2)                             2004   0.943
                                              2003   0.736    0.943   1,519,945
                                              2002   0.894    0.736     536,678
                                              2001   1.058    0.894     247,635
                                              2000   1.135    1.058      10,254
                                              1999      --    1.135       5,326
Evergreen Specialty Equity Fund (Division 65) 2004   0.886
                                              2003   0.587    0.886   4,314,779
                                              2002   0.816    0.587     879,264
                                              2001      --    0.816     191,000
Evergreen Special Value Fund (Division 55)(2) 2004   1.542
                                              2003   1.171    1.542  10,540,416
                                              2002   1.370    1.171   8,371,514
                                              2001   1.176    1.370   2,551,614
                                              2000   0.998    1.176       9,967
                                              1999      --    0.998
Janus Adviser Worldwide Fund (Division 47)    2004   0.639
                                              2003   0.525    0.639   8,633,541
                                              2002   0.715    0.525   7,053,397
                                              2001      --    0.715   4,226,947

--------------------------------------------------------------------------------

                                                                     Number of
                                                    Unit     Unit      Units
                                                  Value at   Value  Outstanding
                                                  Beginning at End   at End of
 Fund Name                                   Year  of Year  of Year    Year
 ---------                                   ---- --------- ------- -----------
 Janus Fund (Division 61)                    2004   0.586
                                             2003   0.448    0.586  15,565,027
                                             2002   0.624    0.448  12,521,963
                                             2001      --    0.624   7,914,087
 Lou Holland Growth Fund (Division 70)       2004   0.861
                                             2003   0.680    0.861   2,753,598
                                             2002   0.873    0.680   1,389,807
                                             2001      --    0.873     354,300
 MSIF Trust Mid Cap Growth Portfolio
  (Division 64)                              2004   0.581
                                             2003   0.412    0.581  12,428,034
                                             2002   0.602    0.412   6,607,721
                                             2001      --    0.602   2,524,416
 Putnam Global Equity Fund (Division 28)     2004   1.208
                                             2003   0.944    1.208  38,859,291
                                             2002   1.228    0.944  36,429,751
                                             2001   1.765    1.228  34,982,558
                                             2000   2.531    1.765  23,568,922
                                             1999   1.550    2.531  11,313,375
                                             1998   1.267    1.550   6,153,771
 Putnam New Opportunities Fund (Division 26) 2004   1.111
                                             2003   0.844    1.111  74,316,799
                                             2002   1.226    0.844  69,285,939
                                             2001   1.769    1.226  66,208,396
                                             2000   2.414    1.769  37,383,151
                                             1999   1.435    2.414  19,231,737
                                             1998   1.124    1.435  10,725,927
 Putnam OTC & Emerging Growth Fund
  (Division 27)                              2004   0.571
                                             2003   0.426    0.571  38,233,626
                                             2002   0.639    0.426  34,971,866
                                             2001   1.196    0.639  34,690,902
                                             2000   2.471    1.196  20,908,160
                                             1999   1.098    2.471   6,570,152
                                             1998   0.860    1.098   3,092,839
 Sit Mid Cap Growth Fund (Division 67)       2004   0.502
                                             2003   0.365    0.502   3,342,100
                                             2002   0.563    0.365   1,776,176
                                             2001      --    0.563     446,811
 Sit Small Cap Growth Fund (Division 66)     2004   0.602
                                             2003   0.451    0.602  19,779,156
                                             2002   0.616    0.451  10,695,255
                                             2001      --    0.616   3,188,128
 Templeton Foreign Fund (Division 32)        2004   1.548
                                             2003   1.196    1.548  33,418,311
                                             2002   1.319    1.196  27,321,331
                                             2001   1.444    1.319  21,232,087
                                             2000   1.518    1.444  13,195,521
                                             1999   1.095    1.518   8,660,425
                                             1998   0.945    1.095   5,437,288
 Templeton Global Asset Allocation Fund
  (Division 19)                              2004   2.314
                                             2003   1.768    2.314   7,155,341
                                             2002   1.864    1.768   4,180,947
                                             2001   2.087    1.864   3,125,087
                                             2000   2.102    2.087   1,210,593
                                             1999   1.729    2.102     485,669
                                             1998   1.430    1.729

                                                                    Number of
                                                   Unit     Unit      Units
                                                 Value at   Value  Outstanding
                                                 Beginning at End   at End of
 Fund Name                                  Year  of Year  of Year    Year
 ---------                                  ---- --------- ------- -----------
 Vanguard LifeStrategy Conservative Growth
  Fund (Division 54)                        2004   1.247
                                            2003   1.084    1.261   1,954,391
                                            2002   1.159    1.093   1,007,113
                                            2001   1.174    1.167     763,718
                                            2000   1.154    1.180     482,507
                                            1999   1.084    1.157     375,819
                                            1998   1.023    1.085          --
 Vanguard LifeStrategy Growth Fund
  (Division 52)                             2004   1.213
                                            2003   0.954    1.213   5,142,574
                                            2002   1.145    0.954   3,864,620
                                            2001   1.270    1.145   2,800,962
                                            2000   1.356    1.270   2,267,355
                                            1999   1.169    1.356   1,468,333
                                            1998   1.033    1.169          --
 Vanguard LifeStrategy Moderate Growth Fund
  (Division 53)                             2004   1.244
                                            2003   1.027    1.244   7,167,191
                                            2002   1.157    1.027   4,834,564
                                            2001   1.224    1.157   3,597,361
                                            2000   1.248    1.224   2,887,958
                                            1999   1.127    1.248   2,152,244
                                            1998   1.024    1.127          --
 Vanguard Long-Term Investment-Grade Fund
  (Division 22)                             2004   1.741
                                            2003   1.652    1.741  12,089,610
                                            2002   1.471    1.652  11,209,489
                                            2001   1.353    1.471   9,394,086
                                            2000   1.221    1.353   4,636,431
                                            1999   1.313    1.221   4,060,325
                                            1998   1.294    1.313   2,949,044
 Vanguard Long-Term Treasury Fund
  (Division 23)                             2004   1.770
                                            2003   1.738    1.770  19,619,013
                                            2002   1.502    1.738  19,883,997
                                            2001   1.451    1.502  17,009,737
                                            2000   1.222    1.451  10,177,993
                                            1999   1.349    1.222   7,578,682
                                            1998   1.340    1.349   3,682,809
 Vanguard Wellington Fund (Division 25)     2004   1.960
                                            2003   1.640    1.960  57,521,256
                                            2002   1.780    1.640  48,274,786
                                            2001   1.727    1.780  44,865,983
                                            2000   1.581    1.727  29,685,842
                                            1999   1.530    1.581  28,195,817
                                            1998   1.423    1.530  19,636,072
 Vanguard Windsor Fund (Division 24)        2004   1.880
                                            2003   1.461    1.880  56,268,484
                                            2002   1.776    1.461  46,093,281
                                            2001   1.858    1.776  36,594,309
                                            2000   1.606    1.858  24,169,868
                                            1999   1.723    1.606  20,846,053
                                            1998   1.509    1.723  13,800,156

--------
(1) Purchase Unit Value At Date Of Inception.
(2) Purchase Unit Value on date of fund's inception, January 4, 1999, was $1.00.

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.05% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You

--------------------------------------------------------------------------------

may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-428-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.

 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. They offer a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contracts can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with the Contracts will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contracts called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period."

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contracts.

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, American General Corporation, VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading international insurance and financial services organization, with operations in more than 130 countries and jurisdictions. AIG member companies serve commercial, institutional and individual customers through the most extensive worldwide property-casualty and life insurance networks of any insurer. In the United States, AIG companies are the largest underwriters of commercial and industrial insurance, and among the top-ranked life insurers. AIG VALIC is the marketing name for the group of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; and VALIC, each of which is a member company of AIG.

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About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-eight Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG has no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. AIG VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of AIG VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and do not result in any additional charges to Contract Owners or to VALIC Separate Account A. Contract Owner expenses are explained in the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------

The Contracts offer a choice from among 68 Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options you may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

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Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options               Investment Objective
      ---------------------               --------------------
      Fixed Account Plus         Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 long-term. It is credited with interest
                                 at rates set by VALIC. The account is
                                 guaranteed to earn at least a minimum
                                 rate of interest as shown in your
                                 Contract. Your money may be credited
                                 with a different rate of interest
                                 depending on the time period in which
                                 it is accumulated. Purchase Payments
                                 allocated to a fixed account option
                                 will receive a current rate of
                                 interest. There are limitations on
                                 transfers out of this option. If you
                                 transfer assets from Fixed Account Plus
                                 to another investment option, any
                                 assets transferred back into Fixed
                                 Account Plus within 90 days will
                                 receive a different rate of interest,
                                 than that paid for new Purchase
                                 Payments.

      Short-Term Fixed Account   Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 short-term. It is credited with
                                 interest at rates set by VALIC, which
                                 may be lower than the rates credited to
                                 Fixed Account Plus, above. The account
                                 is guaranteed to earn at least a
                                 minimum rate of interest as shown in
                                 your Contract. Your money may be
                                 credited with a different rate of
                                 interest depending on the time period
                                 in which it is accumulated.

      Multi-Year Enhanced Option Invests in the general account assets
       ("Multi-Year Option")     of the Company. This account is a
                                 long-term investment option, providing
                                 a guaranteed interest rate for a
                                 guaranteed period (three, five, seven,
                                 or ten years) ("MVA Term"). Please see
                                 your Contract for minimum investment
                                 amounts and other requirements and
                                 restrictions. This option may not be
                                 available in all employee plans or
                                 states. All MVA Terms may not be
                                 available. Please see your financial
                                 advisor for information on the MVA
                                 Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. AIG VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Mutual Funds available to the general public will not be available within your Contract. Funds that are available in a tax-deferred nonqualified variable annuity, under Internal Revenue Code Section 72, and also for ineligible deferred compensation 457(f) plans and private sector top-hat plans, are marked with an asterisk (*) in the descriptions below.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub- adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG VALIC at 1-800-428-2542 (press 1, then 3) or online at www.aigvalic.com.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

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Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.
AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
AIG SunAmerica                   Each High Watermark Fund seeks to generate capital appreciation to
2010 High Watermark Fund         the extent consistent with preservation of capital investment gains in order to have a price per share on its Protected Maturity Date at
AIG SunAmerica                   least equal to the Protected High Watermark Value. Each High
2015 High Watermark Fund         Watermark Fund seeks high total return as a secondary objective.

AIG SunAmerica                   If you hold your Variable Investment Option Units until the
2020 High Watermark Fund         Protected Maturity Date, you will be entitled to redeem your shares for no less that the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                                 Watermark Fund reaching this value, and any extraordinary
                                 expenses, and increased by appreciation in share value
                                 subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                                 The Protected Maturity Date for each High Watermark Fund is:
                                 2010 High Watermark Fund            August 31, 2010
                                 2015 High Watermark Fund            August 31, 2015
                                 2020 High Watermark Fund            August 31, 2020

                                 If you may need access to your money at any point prior to the
                                 Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
                                 Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the
                                 initial investment.

                                 An investment in the High Watermark Funds may not be
                                 appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
                                 Advisors, Inc.

AIM Large Cap Growth Fund        Seeks long-term growth of capital by investing primarily in marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
                                 capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
                                 1000(R) Index at the time of purchase.

American Century Ultra Fund      Seeks long-term capital growth through investments primarily in common stocks that are considered to have greater-than-average chance to increase in value over time.

Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $20 billion at the time of initial purchase.

                         Investment Objective                             Adviser and Sub-Adviser
                         --------------------                             -----------------------
Each High Watermark Fund seeks to generate capital appreciation to     Adviser: Trajectory Asset
the extent consistent with preservation of capital investment gains in Management LLC order to have a price per share on its Protected Maturity Date at
least equal to the Protected High Watermark Value. Each High           (AIG SunAmerica Asset
Watermark Fund seeks high total return as a secondary objective.       Management Corp. is the daily
                                                                       business manager.)
If you hold your Variable Investment Option Units until the
Protected Maturity Date, you will be entitled to redeem your shares for no less that the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
Watermark Fund reaching this value, and any extraordinary
expenses, and increased by appreciation in share value
subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

The Protected Maturity Date for each High Watermark Fund is:
2010 High Watermark Fund            August 31, 2010
2015 High Watermark Fund            August 31, 2015
2020 High Watermark Fund            August 31, 2020

If you may need access to your money at any point prior to the Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
Advisors, Inc.

Seeks long-term growth of capital by investing primarily in            Adviser: AIM Advisors, Inc.
marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
1000(R) Index at the time of purchase.

Seeks long-term capital growth through investments primarily in        Adviser: American Century
common stocks that are considered to have greater-than-average         Investment Management, Inc.
chance to increase in value over time.

Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations           Management, LLC
between $2.5 billion and $20 billion at the time of initial purchase.

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
    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $500 million and $2.5 billion at the time of initial purchase.

Credit Suisse Small Cap           Seeks capital growth by investing in equity securities of small
Growth Fund                       U.S. companies. The Adviser uses a growth investment style and looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
                                  volume growth rate.

Dreyfus BASIC U.S. Mortgage       Seeks as high a level of current income as is consistent with the
Securities Fund                   preservation of capital. To pursue this goal, the fund normally invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Evergreen Equity Income           Seeks current income and capital growth by investing primarily
Fund -- a series of Evergreen     in equity securities across all market capitalizations that on the
Equity Trust                      purchase date pay a higher yield than the average yield of companies included in the Russell 1000(R) Value Index.

Evergreen Fundamental Large       Seeks capital growth with the potential for current income by
Cap Fund -- a series of           investing primarily in common stocks of large and mid-sized
Evergreen Equity Trust            companies whose market capitalizations fall within the
                                  Russell 1000(R) Index.

Evergreen Special Equity          Seeks capital growth by investing primarily in common stocks of
Fund -- a series of Evergreen     small U.S. companies, typically having a market capitalization
Select Equity Trust               that falls within the range tracked by the Russell 2000(R) Index at the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Evergreen Special Values          Seeks capital growth in the value of its shares by investing
Fund -- a series of Evergreen     primarily in common stocks of small U.S. companies (companies
Equity Trust                      having a market capitalization that falls within the range tracked by the Russell 2000(R) Index at the time of purchase).

* Janus Adviser Worldwide         Seeks long-term growth of capital in a manner consistent with
Fund -- a series of Janus         the preservation of capital by investing in common stocks of
Adviser Series                    companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Janus Fund                        Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund invests primarily in common stocks selected for their growth potential and generally invests in larger, more established companies.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

MSIF Trust Mid Cap Growth         Seeks long-term capital growth and appreciation by investing
Portfolio -- a series of Morgan   primarily in growth-oriented equity securities of U.S. mid-cap
Stanley Institutional Funds Trust companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

                       Investment Objective                           Adviser and Sub-Adviser
                       --------------------                           -----------------------
Seeks long-term capital appreciation by investing primarily in      Adviser: Ariel Capital
the stocks of small companies with a market capitalization          Management, LLC
generally between $500 million and $2.5 billion at the time of initial purchase.

Seeks capital growth by investing in equity securities of small     Adviser: Credit Suisse Asset
U.S. companies. The Adviser uses a growth investment style and      Management, LLC
looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
volume growth rate.

Seeks as high a level of current income as is consistent with the   Adviser: The Dreyfus
preservation of capital. To pursue this goal, the fund normally     Corporation
invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Seeks current income and capital growth by investing primarily      Adviser: Evergreen
in equity securities across all market capitalizations that on the  Investment Management
purchase date pay a higher yield than the average yield of          Company, LLC
companies included in the Russell 1000(R) Value Index.

Seeks capital growth with the potential for current income by       Adviser: Evergreen
investing primarily in common stocks of large and mid-sized         Investment Management
companies whose market capitalizations fall within the              Company, LLC
Russell 1000(R) Index.

Seeks capital growth by investing primarily in common stocks of     Adviser: Evergreen
small U.S. companies, typically having a market capitalization      Investment Management
that falls within the range tracked by the Russell 2000(R) Index at Company, LLC the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Seeks capital growth in the value of its shares by investing        Adviser: Evergreen
primarily in common stocks of small U.S. companies (companies       Investment Management
having a market capitalization that falls within the range tracked  Company, LLC by the Russell 2000(R) Index at the time of purchase).

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital by investing in common stocks of        Management, LLC
companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital. The fund invests primarily in common   Management, LLC
stocks selected for their growth potential and generally invests in larger, more established companies.

The fund primarily seeks long-term growth of capital. The receipt   Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will      Management, L.P.
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks long-term capital growth and appreciation by investing        Adviser: Morgan Stanley
primarily in growth-oriented equity securities of U.S. mid-cap      Investment Management Inc.
companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

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
   Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                            --------------------                           -----------------------
Putnam Global Equity Fund       Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
                                of companies worldwide. The Adviser invests mainly in mid-sized     Management, LLC
                                and large companies with favorable investment potential.
                                Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Putnam New Opportunities Fund   Seeks long-term capital appreciation by investing mainly in the     Adviser: Putnam Investment
                                common stocks of U.S. companies, with a focus on growth             Management, LLC
                                stocks in sectors of the economy that the Adviser believes have high growth potential.

Putnam OTC & Emerging           Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
Growth Fund                     of U.S. companies traded in the over-the-counter ("OTC") market     Management, LLC
                                and "emerging growth" companies listed on securities
                                exchanges, with a focus on growth stocks. Emerging growth
                                companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Sit Mid Cap Growth Fund         Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2           Associates, Inc.
                                billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
                                believes exhibit the potential for superior growth.

Sit Small Cap Growth Fund       Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2.5         Associates, Inc.
                                billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

Templeton Foreign Fund -- a     Seeks long-term capital growth by investing mainly in the equity    Adviser: Templeton Global
series of Templeton Funds, Inc. securities of companies located outside the U.S., including         Advisors Limited
                                emerging markets.

* Templeton Global Asset        Seeks high total return by normally investing in equity securities  Adviser: Templeton
Allocation Fund -- a series of  of companies of any country, debt securities of companies and       Investment Counsel, LLC
Franklin Templeton Variable     governments of any country, and in money market instruments.        Sub-Adviser: Franklin
Insurance Products Trust        While the fund's debt securities investments focus on those that    Advisers, Inc.
                                are investment grade, the fund also may invest in high-yield, lower-rated bonds.

Vanguard LifeStrategy           Seeks to provide current income and low to moderate growth of       The fund does not employ an
Conservative Growth Fund        capital. This is a fund of funds, investing in other Vanguard       investment adviser. Instead,
                                mutual funds according to a fixed formula that typically results in the fund's Board of Trustees
                                an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
                                term fixed income investments, and 40% to common stocks. The        fund's assets among the
                                fund's indirect bond holdings are a diversified mix of short-,      underlying funds.
                                intermediate- and long-term U.S. government, agency, and
                                investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist
                                substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

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
Variable Account Options                         Investment Objective                           Adviser and Sub-Adviser
------------------------                         --------------------                           -----------------------
Vanguard LifeStrategy    Seeks to provide growth of capital and some current income.          The fund does not employ an
Growth Fund              This is a fund of funds, investing in other Vanguard mutual funds    investment adviser. Instead,
                         according to a fixed formula that typically results in an allocation the fund's Board of Trustees
                         of about 80% of assets to common stocks and 20% to bonds.            decides how to allocate the
                         The fund's indirect stock holdings consist substantially of large-   fund's assets among the
                         cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.      underlying funds.
                         stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                         government, agency, and investment-grade corporate bonds, as well as mortgage-backed securities.

Vanguard LifeStrategy    Seeks to provide growth of capital and a low to moderate level of    The fund does not employ an
Moderate Growth Fund     current income. This is a fund of funds, investing in other          investment adviser. Instead,
                         Vanguard mutual funds according to a fixed formula that typically    the fund's Board of Trustees
                         results in an allocation of about 60% of assets to common            decides how to allocate the
                         stocks and 40% to bonds. The fund's indirect stock holdings          fund's assets among the
                         consist substantially of large-cap U.S. stocks and, to a lesser      underlying funds.
                         extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                         investment-grade corporate bonds, as well as
                         mortgage-backed securities.

Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: Wellington
Investment-Grade Fund    by investing in a variety of high quality and, to a lesser extent,   Management Company, LLP
                         medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term       Seeks to provide a high level of current income and preserve         Adviser: The Vanguard Group
Treasury Fund            investors' principal by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity between 15 and 30 years.

Vanguard Wellington Fund Seeks to provide long-term growth of capital and reasonable          Adviser: Wellington
                         current income by investing in dividend-paying, and, to a lesser     Management Company, LLP
                         extent, non-dividend-paying common stocks of established
                         large- and medium-sized companies. In choosing these
                         companies, the Adviser seeks those that appear to be
                         undervalued but which have prospects to improve. The fund also invest in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                         mortgage-backed bonds.

Vanguard Windsor II Fund Seeks to provide long-term capital appreciation and income. The      Advisers: Barrow, Hanley,
                         fund invests mainly in medium- and large-sized companies whose       Mewhinney & Strauss, Inc.;
                         stocks are considered by the fund's advisers to be undervalued.      Equinox Capital Management,
                                                                                              LLC; Hotchkis and Wiley
                                                                                              Capital Management, LLC;
                                                                                              Tukman Capital Management,
                                                                                              Inc.; and The Vanguard Group

VALIC Company I

* Asset Allocation Fund  Seeks maximum aggregate rate of return over the long term            Adviser: VALIC
                         through controlled investment risk by adjusting its investment       Sub-Adviser: AIG Global
                         mix among stocks, long-term debt securities and short-term           Investment Corp.
                         money market securities.

--------------------------------------------------------------------------------

  Variable Account Options                           Investment Objective                          Adviser and Sub-Adviser
  ------------------------                           --------------------                          -----------------------
* Blue Chip Growth Fund       Seeks long-term capital growth by investing in the common          Adviser: VALIC
                              stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                              Income is a secondary objective.                                   Associates, Inc.

* Capital Conservation Fund   Seeks the highest possible total return consistent with the        Adviser: VALIC
                              preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                              on investments in intermediate- and long-term debt instruments     Investment Corp.
                              and other income-producing securities.

* Core Equity Fund            Seeks to provide long-term growth of capital through investment    Adviser: VALIC
                              primarily in the equity securities of large-cap quality companies  Sub-Advisers: WM Advisors,
                              with long-term growth potential.                                   Inc. and Wellington
                                                                                                 Management Company, LLP

* Government Securities Fund  Seeks high current income and protection of capital through        Adviser: VALIC
                              investments in intermediate- and long-term U.S. government and     Sub-Adviser: AIG Global
                              government-sponsored debt securities.                              Investment Corp.

* Growth & Income Fund        Seeks to provide long-term growth of capital and secondarily,      Adviser: VALIC
                              current income, through investment in common stocks and            Sub-Adviser: AIG SunAmerica
                              equity-related securities.                                         Asset Management Corp.

* Health Sciences Fund        Seeks long-term capital growth through investments primarily in    Adviser: VALIC
                              the common stocks of companies engaged in the research,            Sub-Adviser: T. Rowe Price
                              development, production, or distribution of products or services   Associates, Inc.
                              related to health care, medicine, or the life sciences.

* Income & Growth Fund        Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                              fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                              is a secondary consideration.                                      Century Investment
                                                                                                 Management, Inc.

* Inflation Protected Fund    Seeks maximum real return, consistent with appreciation of         Adviser: VALIC
                              capital and prudent investment engagement. The fund invests in     Sub-Adviser: AIG Global
                              inflation-indexed bonds of varying maturities issued by U.S. and   Investment Corp.
                              non-U.S. governments and corporations.

* International Equities Fund Seeks to provide long-term growth of capital through               Adviser: VALIC
                              investments primarily in a diversified portfolio of equity and     Sub-Adviser: AIG Global
                              equity-related securities of foreign issuers that, as a group, the Investment Corp.
                              Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                              International, Europe, Australasia and the Far East Index.

* International Government    Seeks high current income through investments primarily in         Adviser: VALIC
Bond Fund                     investment grade debt securities issued or guaranteed by foreign   Sub-Adviser: AIG Global
                              governments. This fund is classified as "non-diversified" because  Investment Corp.
                              it expects to concentrate in certain foreign government
                              securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

* International Growth I Fund Seeks capital growth through investments primarily in equity       Adviser: VALIC
                              securities of issuers in developed foreign countries. The Sub-     Sub-Adviser: American
                              Adviser uses a growth strategy it developed to invest in stocks it Century Global Investment
                              believes will increase in value over time.                         Management, Inc.

* Large Cap Growth Fund       Seeks to provide long-term growth of capital by normally           Adviser: VALIC
                              investing in common stocks of well-established, high-quality       Sub-Adviser: AIG SunAmerica
                              growth companies.                                                  Asset Management Corp.

--------------------------------------------------------------------------------

 Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
 ------------------------                          --------------------                           -----------------------
* Mid Cap Index Fund        Seeks to provide growth of capital through investments primarily   Adviser: VALIC
                            in a diversified portfolio of common stocks that, as a group, are  Sub-Adviser: AIG Global
                            expected to provide investment results closely corresponding to    Investment Corp.
                            the performance of the S&P MidCap 400(R) Index.

* Money Market I Fund       Seeks liquidity, protection of capital and current income through  Adviser: VALIC
                            investments in short-term money market instruments.                Sub-Adviser: AIG SunAmerica
                                                                                               Asset Management Corp.

* Nasdaq-100(R) Index Fund  Seeks long-term capital growth through investments in the          Adviser: VALIC
                            stocks that are included in the Nasdaq-100 Index(R). The fund is a Sub-Adviser: AIG Global
                            non-diversified fund, meaning that it can invest more than 5% of   Investment Corp.
                            its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

* Science & Technology Fund Seeks long-term capital appreciation through investments           Adviser: VALIC
                            primarily in the common stocks of companies that are expected      Sub-Adviser: T. Rowe Price
                            to benefit from the development, advancement, and use of           Associates, Inc.
                            science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, and defense and aerospace.

* Small Cap Fund            Seeks to provide long-term capital growth by investing primarily   Adviser: VALIC
                            in the stocks of small companies, with market capitalizations of   Sub-Advisers: American
                            approximately $2.5 billion or less.                                Century Investment
                                                                                               Management, Inc., Franklin
                                                                                               Portfolio Associates, Inc. and
                                                                                               T. Rowe Price Associates, Inc.

* Small Cap Index Fund      Seeks to provide growth of capital through investment primarily    Adviser: VALIC
                            in a diversified portfolio of common stocks that, as a group, the  Sub-Adviser: AIG Global
                            Sub-Adviser believes may provide investment results closely        Investment Corp.
                            corresponding to the performance of the Russell 2000(R) Index.

* Social Awareness Fund     Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
                            in common stocks of companies which meet the social criteria       Sub-Adviser: AIG Global
                            established for the fund. The fund does not invest in companies    Investment Corp.
                            that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems;
                            the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Stock Index Fund          Seeks long-term capital growth through investment in common        Adviser: VALIC
                            stocks that, as a group, are expected to provide investment        Sub-Adviser: AIG Global
                            results closely corresponding to the performance of the S&P        Investment Corp.
                            500(R) Index.

* Value Fund                Seeks capital growth and current income through investments        Adviser: VALIC
                            primarily in common stocks of large U.S. companies, focusing       Sub-Adviser:
                            on value stocks that the Sub-Adviser believes are currently        OppenheimerFunds, Inc.
                            undervalued by the market.

--------------------------------------------------------------------------------

 Variable Account Options                           Investment Objective                          Adviser and Sub-Adviser
 ------------------------                           --------------------                          -----------------------
VALIC Company II

* Aggressive Growth         Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund              different funds offered in VALIC Company I and VALIC Company         Sub-Adviser: AIG Global
                            II. This fund of funds is suitable for investors seeking the         Investment Corp.
                            potential for capital growth that a fund investing predominately in equity securities may offer.

* Capital Appreciation Fund Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                            broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Credit Suisse
                            of U.S. companies.                                                   Asset Management, LLC

* Conservative Growth       Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund              through investments in a combination of the different funds          Sub-Adviser: AIG Global
                            offered in VALIC Company I and VALIC Company II. This fund of        Investment Corp.
                            funds is suitable for investors who invest in equity securities, but who are not willing to assume the market risks of either the
                            Aggressive Growth Lifestyle Fund or the Moderate Growth
                            Lifestyle Fund.

* Core Bond Fund            Seeks the highest possible total return consistent with the          Adviser: VALIC
                            conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                            quality fixed income securities. These securities include            Investment Corp.
                            corporate debt securities, securities issued or guaranteed by the
                            U.S. government, mortgage-backed, or asset-backed securities.

* High Yield Bond Fund      Seeks the highest possible total return and income consistent        Adviser: VALIC
                            with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                            portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                            securities include below-investment-grade junk bonds.

* International Small Cap   Seeks to provide capital appreciation through investments mainly     Adviser: VALIC
Equity Fund                 in stocks issued by companies outside the U.S. Normally, the         Sub-Adviser: AIG Global
                            Sub-Adviser will invest in at least three countries other than the   Investment Corp.
                            U.S., selecting countries and industries it believes have favorable investment potential.

* Large Cap Value Fund      Seeks to provide total returns that exceed over time the Russell     Adviser: VALIC
                            1000(R) Value Index through investment in equity securities. The     Sub-Adviser: SSgA Funds
                            Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)    Management, Inc.
                            Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

* Mid Cap Growth Fund       Seeks capital appreciation principally through investments in        Adviser: VALIC
                            medium-capitalization equity securities, such as common and          Sub-Adviser: AIM Capital
                            preferred stocks and securities convertible into common stocks.      Management, Inc.
                            The Sub-Adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Index.

* Mid Cap Value Fund        Seeks capital growth, through investment in equity securities of     Adviser: VALIC
                            medium capitalization companies using a value-oriented               Sub-Adviser: Wellington
                            investment approach. Mid-capitalization companies include            Management Company, LLP
                            companies with a market capitalization equaling or exceeding
                            $500 million, but not exceeding the largest market capitalization of the Russell Mid-Cap(R) Index range.

--------------------------------------------------------------------------------

 Variable Account Options                           Investment Objective                            Adviser and Sub-Adviser
 ------------------------                           --------------------                            -----------------------
* Moderate Growth           Seeks growth and current income through investments in a              Adviser: VALIC
Lifestyle Fund              combination of the different funds offered in VALIC Company I and     Sub-Adviser: AIG Global
                            VALIC Company II. This fund of funds is suitable for investors who    Investment Corp.
                            invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle Fund.

* Money Market II Fund      Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                            investments in short-term money market instruments.                   Sub-Adviser: AIG SunAmerica
                                                                                                  Asset Management Corp.

* Small Cap Growth Fund     Seeks to provide long-term capital growth through investments         Adviser: VALIC
                            primarily in the equity securities of small companies with market     Sub-Adviser: Franklin
                            caps not exceeding $1.5 billion or the highest market cap value in    Advisers, Inc.
                            the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

* Small Cap Value Fund      Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                            reasonable risk to principal, by investing primarily in securities of Sub-Advisers: Banc One
                            small-capitalization companies in terms of revenue and/or market      Investment
                            capitalization. Small-cap companies are companies whose total         Advisors Corporation
                            market capitalizations range from $100 million to $3 billion at the time of purchase.

* Socially Responsible Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                            in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                            established for the fund. The fund does not invest in companies       Investment Corp.
                            that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Strategic Bond Fund       Seeks the highest possible total return and income consistent         Adviser: VALIC
                            with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                            portfolio of income producing securities. The fund invests in a       Investment Corp.
                            broad range of fixed-income securities, including investment-
                            grade bonds, U.S. government and agency obligations,
                            mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.

The Evergreen Growth and Income Fund changed its name to the Evergreen Fundamental Large Cap Fund effective April 18, 2005. The International Growth II Fund of VALIC Company II changed its name to the International Small Cap Equity Fund effective October 12, 2004. Vanguard Long-Term Corporate Fund changed its name to the Vanguard Long-Term Investment-Grade Fund on August 19, 2004. The INVESCO Growth Fund merged into the AIM Large Cap Growth Fund on November 3, 2003. Effective July 11, 2003, the Evergreen Small Cap Value Fund merged into the Evergreen Special Values Fund. The VALIC Company I Opportunities Fund changed its name to the Growth Fund on June 30, 2003. The Evergreen Value Fund merged into the Evergreen Equity Income Fund as of
June 13, 2003.

Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which Portfolio Director was purchased.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

--------------------------------------------------------------------------------


The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If We do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than a Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) are properly authorized and clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received at our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the business day of receipt. Purchase Payments in good order received at our Home Office after 4:00 p.m. Eastern time will be credited the next business day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

--------------------------------------------------------------------------------


Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time. Purchase Units may be shown as "Number of Shares" on a given business day and the Purchase Unit values may be shown as "Share Price" on some account statements.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given business day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units for a Variable Account Option, based upon that Variable Account Option's Purchase Unit Value. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Account Value has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.
Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

Transfers Between Investment Options
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. Your employer's plan may also limit your rights to transfer.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed for short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds and increase fund expenses and are thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we reserve the right to take action to protect the other investors. Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among Account Options, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, we will monitor and, upon written notification, may terminate or restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. Some of the factors we will consider include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners and Participants. We cannot guarantee, however, that we will be able to prevent all market timing activity or abusive trading. Market timing activity that we are unable to restrict may impact the performance of the Account Options and harm Contract Owners and Participants. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                      Other Restrictions
--------------------           -----        ---------                      ------------------
Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another
                          Participant Year             investment option, any assets transferred back into Fixed
                                                       Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for
                                                       90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA
                                                       Band will require a minimum transfer amount, as described
                                                       in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

--------------------------------------------------------------------------------


Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Instructions for transfers or reallocations may be made via the internet as follows:

  .   Log on to www.aigvalic.com

  .   Click on AIG VALIC Online

  .   Enter your SSN or account number and personal identification number (PIN)

  .   Select the desired account

  . Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu

  .   Input the transaction request, then click "Continue"

  . Review your transaction request for accuracy and then click "Continue" to submit to AIG VALIC

  .   Record transaction confirmation number

Instructions for transfers or reallocations may be made via an automated telephone system (AIG VALIC by Phone) as follows:

  .   Call 1-800-428-2542

  .   Say or enter your SSN or account number and PIN

  .   Select the desired account and say "Transfers" or "Allocations" at menu

  . Follow the scripts to complete your transaction request and to submit to AIG VALIC

You may also send written instructions by completing a VALIC form for transfers or reallocations:

  .   Written instructions should be sent to VALIC's Home Office

  .   A VALIC financial change form is required

  . Written instructions are required if you are requesting a transfer to or from the Multi-Year Option

  . Written instructions are required if we have notified you that we will not accept telephone or internet instructions

We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing.

Generally, no one may give AIG VALIC telephone instructions on your behalf without your written or recorded verbal consent. AIG VALIC financial advisors or authorized AIG VALIC employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Transfer instructions during the Payout Period cannot be given online or by telephone.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.


During the Payout Period

During the Payout Period, transfers may be made between the Contract's investment options subject to the following limitations:

Account Option                                      % of Account Value                    Frequency
--------------                                      ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to five basic types of fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigvalic.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last business day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance charge is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus. It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

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  .   If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Premium Tax Charge

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Account Value when annuity payments are to begin.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.55% to 1.05% of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. The Company may make a profit on the Separate Account charges.

The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Other Tax Charges

We reserve the right to charge for certain taxes (in addition to premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  .   The type of retirement program.

      Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  .   The nature of your retirement program.

      Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  .   The frequency of Purchase Payments for your retirement program.

      Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  .   The size of your retirement program.

      A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program.

      Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

--------------------------------------------------------------------------------


We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses or credits certain Divisions a portion of the Company's Separate Account charges, as shown in the Fee Tables earlier in this prospectus. Such crediting arrangements are, however, voluntary, and may be changed by the Company at any time.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

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In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2%
is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the end of the month preceding the payout date. Generally, for qualified contracts, the payout date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. For nonqualified Contracts, the payout date may be any time prior to your 85th birthday, and may not be later than age 85 without VALIC's consent. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs"), or IRAs, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining annuity value.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Enhancements to Payout Options

You may be able to choose different payout options or select enhancements to the payout options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to 20 year guaranteed period. The joint and survivor life option may be available with a one to 20 year guaranteed period option. Not all of the enhancements are available under each option.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, We reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age
59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered at any time can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

            The amount surrendered    /       Your Purchase Units
               from the Variable   (divided next computed after the
                 Account Option      by)      written request for
                   + (plus)                 surrender is received at
             Any surrender charge               our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

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Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

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For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your Beneficiary may contact your financial advisor with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS.

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

--------------------------------------------------------------------------------


The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

           A. 100% of Purchase Payments
           -  (minus)
           B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
           +  (plus)
           C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

Other Contract Features
--------------------------------------------------------------------------------


Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner may cancel an individual Contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 10 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law.

We Reserve Certain Rights

We reserve the right to:

  .   Amend the Contract for Variable Account Option Changes;

  .   Amend the Contract to comply with tax or other laws;

  . Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  . Operate VALIC Separate Account A as a management investment company under applicable securities laws, in consideration of an investment management fee or in any other form permitted by law;

  . Deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required;

  .   Stop accepting new Participants under a group Contract.

Variable Account Option Changes

We may amend your Contract to match changes to the Variable Account Options offered under your Contract. For example, we may add or delete Variable Account Options or stop accepting allocations and/or investments in a particular Variable Account Option. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with applicable law. The new Variable Account Option offered may have different Fund fees and expenses.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee for the loans and to limit the number of outstanding loans.

Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You

--------------------------------------------------------------------------------
will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if your Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the Statement of Additional Information for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an IRA, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including plans of self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain series of the Contracts may also be available for a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010, unless Congress enacts legislation to extend the provisions or to make them permanent.

In addition, the Contracts are also available through "nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

--------------------------------------------------------------------------------


Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts as agent for an individual) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

--------------------------------------------------------------------------------


Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:
  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences -- Required
                Distributions...................................   8
              Tax Free Rollovers, Transfers and Exchanges.......   9
           Exchange Privilege...................................  10
              Exchanges From Independence Plus Contracts........  10
              Exchanges From V-Plan Contracts...................  11
              Exchanges From SA-1 and SA-2 Contracts............  12
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information Which May Be Applicable To
                Any Exchange....................................  15

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on Total
               Surrender........................................  16
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  16
          Purchase Unit Value...................................  17
             Illustration of Calculation of Purchase Unit Value.  17
             Illustration of Purchase of Purchase Units.........  17
          Calculation of MVA Options............................  17
          Payout Payments.......................................  18
             Assumed Investment Rate............................  18
             Amount of Payout Payments..........................  18
             Payout Unit Value..................................  19
             Illustration of Calculation of Payout Unit Value...  19
             Illustration of Payout Payments....................  19
          Distribution of Variable Annuity Contracts............  20
          Experts...............................................  20
          Comments on Financial Statements......................  20

                  The Variable Annuity Life Insurance Company
                   2929 Allen Parkway, Houston, Texas 77019
                                1-800-448-2542
                       AIG VALIC by Phone 1-800-428-2542
                     TDD AIG VALIC by Phone 1-800-248-2542

The Variable Annuity Life Insurance Company
Units of Interest Under Group and Individual
Fixed and Variable Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director Separate Account A
For Series 1.40 to 12.40                                            May 1, 2005

Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable annuity contracts (the "Contracts") for Participants in certain employer-sponsored retirement plans and individual retirement plans ("IRAs"). The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in the Contracts and will help you make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2005, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-428-2542 (press 1, then 3). The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

VALIC Company I                    VALIC Company II                    AIG SunAmerica 2010 High Watermark Fund
Asset Allocation Fund              Aggressive Growth Lifestyle Fund    AIG SunAmerica 2015 High Watermark Fund
Blue Chip Growth Fund              Capital Appreciation Fund           AIG SunAmerica 2020 High Watermark Fund
Capital Conservation Fund          Conservative Growth Lifestyle Fund  AIM Large Cap Growth Fund
Core Equity Fund                   Core Bond Fund                      American Century Ultra Fund
Government Securities Fund         High Yield Bond Fund                Ariel Appreciation Fund Ariel Fund Credit Suisse
Growth & Income Fund               International Small Cap Equity Fund Small Cap Growth Fund
Health Sciences Fund               Large Cap Value Fund                Dreyfus BASIC U.S. Mortgage Securities Fund
Income & Growth Fund               Mid Cap Growth Fund                 Evergreen Equity Income Fund
Inflation Protected Fund           Mid Cap Value Fund                  Evergreen Fundamental Large Cap Fund
International Equities Fund        Moderate Growth Lifestyle Fund      Evergreen Special Equity Fund
International Government Bond Fund Money Market II Fund                Evergreen Special Values Fund
International Growth I Fund        Small Cap Growth Fund               Janus Adviser Worldwide Fund
Large Cap Growth Fund              Small Cap Value Fund                Janus Fund Lou Holland Growth Fund
Mid Cap Index Fund                 Socially Responsible Fund           MSIF Trust Mid Cap Growth Portfolio
Money Market I Fund                Strategic Bond Fund                 Putnam Global Equity Fund
Nasdaq-100(R) Index Fund                                               Putnam New Opportunities Fund
Science & Technology Fund                                              Putnam OTC & Emerging Growth Fund
Small Cap Fund*                                                        Sit Mid Cap Growth Fund
Small Cap Index Fund                                                   Sit Small Cap Growth Fund
Social Awareness Fund                                                  Templeton Foreign Fund
Stock Index Fund                                                       Templeton Global Asset Allocation Fund
Value Fund*                                                            Vanguard Lifestrategy Conservative Growth Fund
                                                                       Vanguard Lifestrategy Growth Fund
                                                                       Vanguard Lifestrategy Moderate Growth Fund
                                                                       Vanguard Long-Term Investment-Grade Fund
                                                                       Vanguard Long-Term Treasury Fund
                                                                       Vanguard Wellington Fund
                                                                       Vanguard Windsor II Fund

Table of Contents
--------------------------------------------------------------------------------


                                                             Page
                                                             ----

Glossary of Terms...........................................   4

Fee Tables..................................................   5

Selected Purchase Unit Data.................................   8

Highlights..................................................  11

General Information.........................................  12
   About the Contracts......................................  12
   About VALIC..............................................  12
   About VALIC Separate Account A...........................  13
   Units of Interest........................................  13
   Distribution of the Contracts............................  13

Fixed and Variable Account Options..........................  13
   Fixed Account Options....................................  14
   Variable Account Options.................................  14

Purchase Period.............................................  22
   Account Establishment....................................  22
   When Your Account Will Be Credited.......................  23
   Purchase Units...........................................  24
   Calculation of Value for Fixed Account Options...........  24
   Calculation of Value for Variable Account Options........  24
   Stopping Purchase Payments...............................  24

Transfers Between Investment Options........................  25
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..........................  25
   Communicating Transfer or Reallocation Instructions......  26
   Effective Date of Transfer...............................  26
   During the Payout Period.................................  26

Fees and Charges............................................  27
   Account Maintenance Charge...............................  27
   Surrender Charge.........................................  27
       Amount of Surrender Charge...........................  27
       10% Free Withdrawal..................................  27
       Exceptions to Surrender Charge.......................  27
   Premium Tax Charge.......................................  28
   Separate Account Charges.................................  28
   Other Tax Charges........................................  28
   Reduction or Waiver of Account Maintenance, Surrender,
     or Separate Account Charges............................  28
   Separate Account Expense Reimbursements or Credits.......  29
   Market Value Adjustment ("MVA")..........................  29

Payout Period...............................................  29
   Fixed Payout.............................................  29
   Variable Payout..........................................  29
   Combination Fixed and Variable Payout....................  30
   Payout Date..............................................  30
   Payout Options...........................................  30
   Enhancements to Payout Options...........................  30
   Payout Information.......................................  30

                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  31
              When Surrenders Are Allowed.......................  31
              Surrender Process.................................  31
              Amount That May Be Surrendered....................  31
              Surrender Restrictions............................  31
              Partial Surrenders................................  31
              Systematic Withdrawals............................  32
              Distributions Required by Federal Tax Law.........  32

           Exchange Privilege...................................  32
              Restrictions on Exchange Privilege................  32
              Taxes and Conversion Costs........................  32
              Surrender Charges.................................  32
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  33
              Comparison of Contracts...........................  33
              Features of Portfolio Director....................  33

           Death Benefits.......................................  34
              The Process.......................................  34
              Beneficiary Information...........................  34
                  Spousal Beneficiaries.........................  34
                  Beneficiaries Other Than Spouses..............  34
              Special Information for Individual
                Nonqualified Contracts..........................  34
              During the Purchase Period........................  34
              Interest Guaranteed Death Benefit.................  34
              Standard Death Benefit............................  35
              During the Payout Period..........................  35

           Other Contract Features..............................  36
              Changes That May Not Be Made......................  36
              Change of Beneficiary.............................  36
              Contingent Owner..................................  36
              Cancellation -- The 20 Day "Free Look"............  36
              We Reserve Certain Rights.........................  36
              Variable Account Option Changes...................  36
              Relationship to Employer's Plan...................  36

           Voting Rights........................................  37
              Who May Give Voting Instructions..................  37
              Determination of Fund Shares Attributable to
                Your Account....................................  37
                  During the Purchase Period....................  37
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  37
              How Fund Shares Are Voted.........................  37

           Federal Tax Matters..................................  37
              Types of Plans....................................  37
              Tax Consequences in General.......................  38
              Effect of Tax-Deferred Accumulations..............  39

           Table of Contents of Statement of
             Additional Information.............................  40

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, this will usually be your employer. For individual Contracts, this will usually be you.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- payments withdrawn in a steady stream.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. Also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you may pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes, ranging from zero to 3 1/2%, are not shown below but may be deducted if applicable.

Contract Owner/Participant Expenses

                         Maximum Surrender Charge 5.00%

The next table describes the fees and expenses that you may pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

         Account Maintenance Charge ($3.75 per quarter, annualized) $15

Separate Account Charges
(as a percentage of Separate Account average net assets):

                                         Separate Separate Account    Total
                                         Account   Reimbursement    Separate
 Variable Account Option                   Fee     or Credit (1)   Account Fee
 -----------------------                 -------- ---------------- -----------
 VALIC Company I
    Asset Allocation Fund                  0.60%          --          0.60%
    Blue Chip Growth Fund                  0.60           --          0.60
    Capital Conservation Fund              0.60           --          0.60
    Core Equity Fund                       0.60           --          0.60
    Government Securities Fund             0.60           --          0.60
    Growth & Income Fund                   0.60           --          0.60
    Health Sciences Fund                   0.60           --          0.60
    Income & Growth Fund                   0.60           --          0.60
    Inflation Protected Fund               0.60           --          0.60
    International Equities Fund            0.60           --          0.60
    International Government Bond Fund     0.60           --          0.60
    International Growth I Fund            0.60           --          0.60
    Large Cap Growth Fund                  0.60           --          0.60
    Mid Cap Index Fund                     0.60           --          0.60
    Money Market I Fund                    0.60           --          0.60
    Nasdaq-100(R) Index Fund               0.60           --          0.60
    Science & Technology Fund              0.60           --          0.60
    Small Cap Fund                         0.60           --          0.60
    Small Cap Index Fund                   0.60           --          0.60
    Social Awareness Fund                  0.60           --          0.60
    Stock Index Fund                       0.60           --          0.60
    Value Fund                             0.60           --          0.60
 VALIC Company II
    Aggressive Growth Lifestyle Fund       0.60        (0.25%)        0.35
    Capital Appreciation Fund              0.60        (0.25)         0.35
    Conservative Growth Lifestyle Fund     0.60        (0.25)         0.35
    Core Bond Fund                         0.60        (0.25)         0.35
    High Yield Bond Fund                   0.60        (0.25)         0.35
    International Small Cap Equity Fund    0.60        (0.25)         0.35
    Large Cap Value Fund                   0.60        (0.25)         0.35
    Mid Cap Growth Fund                    0.60        (0.25)         0.35
    Mid Cap Value Fund                     0.60        (0.25)         0.35
    Moderate Growth Lifestyle Fund         0.60        (0.25)         0.35
    Money Market II Fund                   0.60        (0.25)         0.35
    Small Cap Growth Fund                  0.60        (0.25)         0.35
    Small Cap Value Fund                   0.60        (0.25)         0.35
    Socially Responsible Fund              0.60        (0.25)         0.35
    Strategic Bond Fund                    0.60        (0.25)         0.35

--------------------------------------------------------------------------------

                                                          Separate Separate Account    Total
                                                          Account   Reimbursement    Separate
Variable Account Option                                     Fee       or Credit     Account Fee
-----------------------                                   -------- ---------------- -----------
AIG SunAmerica 2010 High Watermark Fund                     0.85%          --          0.85%
AIG SunAmerica 2015 High Watermark Fund                     0.85           --          0.85
AIG SunAmerica 2020 High Watermark Fund                     0.85           --          0.85
AIM Large Cap Growth Fund, Investor Class                   0.85        (0.25%)        0.60
American Century Ultra Fund, Investor Class                 0.85        (0.21)         0.64
Ariel Appreciation Fund                                     0.85        (0.25)         0.60
Ariel Fund                                                  0.85        (0.25)         0.60
Credit Suisse Small Cap Growth Fund, Common Class           0.85        (0.25)         0.60
Dreyfus BASIC U.S. Mortgage Securities Fund                 0.85        (0.25)         0.60
Evergreen Equity Income Fund, Class A                       0.85        (0.25)         0.60
Evergreen Fundamental Large Cap Fund, Class A               0.85        (0.25)         0.60
Evergreen Special Equity Fund, Class A                      0.85        (0.25)         0.60
Evergreen Special Values Fund, Class A                      0.85        (0.25)         0.60
Janus Adviser Worldwide Fund, Class I                       0.85        (0.25)         0.60
Janus Fund                                                  0.85        (0.25)         0.60
Lou Holland Growth Fund                                     0.85        (0.25)         0.60
MSIF Trust Mid Cap Growth Portfolio, Adviser Class          0.85        (0.25)         0.60
Putnam Global Equity Fund, Class A                          0.85        (0.25)         0.60
Putnam New Opportunities Fund, Class A                      0.85        (0.25)         0.60
Putnam OTC & Emerging Growth Fund, Class A                  0.85        (0.25)         0.60
Sit Mid Cap Growth Fund                                     0.85        (0.25)         0.60
Sit Small Cap Growth Fund                                   0.85        (0.25)         0.60
Templeton Foreign Fund, Class A                             0.85        (0.25)         0.60
Templeton Global Asset Allocation Fund, Class 1             0.85           --          0.85
Vanguard Lifestrategy Conservative Growth Fund              0.85           --          0.85
Vanguard Lifestrategy Growth Fund                           0.85           --          0.85
Vanguard Lifestrategy Moderate Growth Fund                  0.85           --          0.85
Vanguard Long-Term Investment-Grade Fund, Investor Shares   0.85        (0.25)         0.60
Vanguard Long-Term Treasury Fund, Investor Shares           0.85        (0.25)         0.60
Vanguard Wellington Fund, Investor Shares                   0.85           --          0.85
Vanguard Windsor II Fund, Investor Shares                   0.85           --          0.85

--------
(1) For these Variable Account Options, the Company's charges to these Divisions are reduced voluntarily and/or reduced by administrative or rule 12b-1 fees received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. This reimbursement or credit may be terminated by the Company at any time without notice. See "Fees and Charges -- Separate Account Expense Reimbursements or Credits."

Reductions in the surrender, account maintenance and Separate Account charges are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
-------------------------------------------                                              ------- -------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                            --%     --%

--------------------------------------------------------------------------------


Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $--..   $--     $--     $--

(2) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $--..   $--     $--     $--

Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by us. The Fund Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by the Fund may be lower than that shown above.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract, invested in a variable account option as shown.

                                                                    Number of
                                                   Unit     Unit      Units
                                                 Value at   Value  Outstanding
                                                 Beginning at End   at End of
 Fund Name                                  Year  of Year  of Year    Year
 ---------                                  ---- --------- ------- -----------
 VALIC Company I
  Asset Allocation Fund (Division 5)        2004   4.398
                                            2003   3.697    4.398     817,455
                                            2002   4.104    3.697     864,202
                                            2001   4.310    4.104     552,475
                                            2000   4.447    4.310     541,967
                                            1999   4.003    4.447     516,580
                                            1998   3.605    4.003
  Blue Chip Growth Fund (Division 72)       2004   0.769
                                            2003   0.598    0.769   2,956,387
                                            2002   0.794    0.598   1,798,857
                                            2001      --    0.794     744,578
  Capital Conservation Fund (Division 7)    2004   2.831
                                            2003   2.735    2.831     718,508
                                            2002   2.526    2.735     655,773
                                            2001   2.358    2.526     413,153
                                            2000   2.172    2.358     200,998
                                            1999   2.194    2.172     194,756
                                            1998   2.153    2.194
  Core Equity Fund (Division 15)            2004   2.019
                                            2003   1.602    2.019   4,451,054
                                            2002   2.070    1.602   4,247,981
                                            2001   2.457    2.070   2,770,881
                                            2000   2.638    2.457   2,802,135
                                            1999   2.471    2.638   3,034,597
                                            1998   1.956    2.471       3,570
  Government Securities Fund (Division 8)   2004   2.864
                                            2003   2.848    2.864   1,511,508
                                            2002   2.558    2.848   1,242,127
                                            2001   2.410    2.558     509,780
                                            2000   2.147    2.410     240,490
                                            1999   2.222    2.147     338,782
                                            1998   2.205    2.222
  Growth & Income Fund (Division 16)        2004   2.060
                                            2003   1.690    2.060     996,416
                                            2002   2.166    1.690     970,967
                                            2001   2.424    2.166     781,887
                                            2000   2.735    2.424     745,693
                                            1999   2.240    2.735     704,903
                                            1998   1.802    2.240
  Health Sciences Fund (Division 73)        2004   0.895
                                            2003   0.657    0.895   5,464,309
                                            2002   0.914    0.657   2,585,106
                                            2001      --    0.914   1,062,608
  Income & Growth Fund (Division 21)        2004   1.516
                                            2003   1.181    1.516   5,337,891
                                            2002   1.477    1.181   5,195,789
                                            2001      --    1.477   3,163,792
  Inflation Protected Fund (Division 77)    2004      --       --          --
  International Equities Fund (Division 11) 2004   1.285
                                            2003   0.997    1.285     772,467
                                            2002   1.235    0.997     380,023
                                            2001   1.593    1.235     270,045
                                            2000   1.937    1.593     200,791
                                            1999   1.509    1.937     274,636
                                            1998   1.249    1.509
  International Government Bond Fund
   (Division 13)                            2004   2.145
                                            2003   1.807    2.145   1,635,564
                                            2002   1.549    1.807   1,001,692
                                            2001   1.588    1.549     298,185
                                            2000   1.662    1.588     292,521
                                            1999   1.778    1.662     308,660
                                            1998   1.699    1.778       1,531
  International Growth I Fund (Division 20) 2004   1.512
                                            2003   1.213    1.512  19,551,044
                                            2002   1.493    1.213  19,282,231
                                            2001      --    1.493  19,480,219
  Large Cap Growth Fund (Division 30)       2004   1.143
                                            2003   0.912    1.143  38,678,713
                                            2002   1.277    0.912  38,256,877
                                            2001      --    1.277  34,466,412

                                                                   Number of
                                                  Unit     Unit      Units
                                                Value at   Value  Outstanding
                                                Beginning at End   at End of
  Fund Name                                Year  of Year  of Year    Year
  ---------                                ---- --------- ------- -----------
   Mid Cap Index Fund (Division 4)         2004   7.930
                                           2003   5.904    7.930   6,153,555
                                           2002   6.980    5.904   4,544,820
                                           2001   7.088    6.980   2,759,353
                                           2000   6.117    7.088   2,054,748
                                           1999   5.355    6.117   1,244,725
                                           1998   4.192    5.355
   Money Market I Fund (Division 6)        2004   2.087
                                           2003   2.087    2.087  14,189,330
                                           2002   2.074    2.087  15,407,573
                                           2001   2.102    2.074   9,332,128
                                           2000   1.909    2.102   8,885,219
                                           1999   1.834    1.909   7,687,167
                                           1998   1.812    1.834         475
   Nasdaq-100 Index Fund (Division 46)     2004   0.439
                                           2003   0.296    0.439  12,218,450
                                           2002   0.482    0.296   3,956,142
                                           2001      --    0.482   1,467,307
   Science & Technology Fund (Division 17) 2004   2.239
                                           2003   1.487    2.239  16,906,927
                                           2002   2.502    1.487  12,884,236
                                           2001   4.280    2.502   4,873,682
                                           2000   6.537    4.280   4,060,355
                                           1999   3.272    6.537   3,286,480
                                           1998   2.244    3.272       6,377
   Small Cap Fund (Division 18)            2004   2.252
                                           2003   1.661    2.252  22,524,144
                                           2002   2.181    1.661  22,831,723
                                           2001      --    2.181  23,842,489
   Small Cap Index Fund (Division 14)      2004   2.899
                                           2003   1.991    2.899   4,726,480
                                           2002   2.530    1.991   2,879,348
                                           2001   2.495    2.530   1,796,231
                                           2000   2.598    2.495   1,437,650
                                           1999   2.155    2.598     949,989
                                           1998   1.848    2.155
   Social Awareness Fund (Division 12)     2004   3.505
                                           2003   2.745    3.505   1,734,049
                                           2002   3.607    2.745   1,868,794
                                           2001   4.095    3.607     621,775
                                           2000   4.569    4.095     653,150
                                           1999   3.897    4.569     631,193
                                           1998   3.248    3.897       1,451
   Stock Index Fund (Division 10)          2004   4.622
                                           2003   3.627    4.622  33,142,910
                                           2002   4.704    3.627  28,356,507
                                           2001   5.390    4.704  15,668,786
                                           2000   5.982    5.390  13,545,949
                                           1999   4.991    5.982  11,637,991
                                           1998   4.150    4.991      30,811
   Value Fund (Division 74)                2004   1.001
                                           2003   0.799    1.001     265,766
                                           2002   1.000    0.799      96,020
                                           2001      --    1.000
  VALIC Company II
   Aggressive Growth Lifestyle Fund
    (Division 48)                          2004   1.316
                                           2003   1.021    1.316   2,187,204
                                           2002   1.257    1.021   2,079,689
                                           2001   1.441    1.257   2,685,367
                                           2000   1.546    1.441   2,127,577
                                           1999   1.194    1.546   1,674,512
                                           1998   1.015    1.194
   Capital Appreciation Fund (Division 39) 2004   0.876
                                           2003   0.698    0.876  14,435,443
                                           2002   1.012    0.698  14,138,366
                                           2001   1.293    1.012  14,275,415
                                           2000   1.676    1.293  12,563,787
                                           1999   1.242    1.676   9,513,851
                                           1998   1.012    1.242

--------------------------------------------------------------------------------

                                                                     Number of
                                                    Unit     Unit      Units
                                                  Value at   Value  Outstanding
                                                  Beginning at End   at End of
 Fund Name                                   Year  of Year  of Year    Year
 ---------                                   ---- --------- ------- -----------
  Conservative Growth Lifestyle Fund
   (Division 50)                             2004   1.460
                                             2003   1.251    1.460   1,666,625
                                             2002   1.322    1.251   1,676,792
                                             2001   1.350    1.322   1,938,484
                                             2000   1.314    1.350   1,531,710
                                             1999   1.164    1.314   1,160,286
                                             1998   1.026    1.164
  Core Bond Fund (Division 58)               2004   1.313
                                             2003   1.267    1.313   5,850,077
                                             2002   1.168    1.267   3,812,558
                                             2001   1.097    1.168     503,652
                                             2000      --    1.097     299,331
                                             1999   1.031       --
                                             1998   1.013    1.031
  High Yield Bond Fund (Division 60)         2004   1.356
                                             2003   1.047    1.356   1,412,082
                                             2002   1.070    1.047     369,951
                                             2001      --    1.070     264,978
                                             2000   1.082       --
                                             1999   1.055    1.082         410
                                             1998   1.001    1.055
  International Growth II Fund (Division 33) 2004   1.165
                                             2003   0.913    1.165   1,888,270
                                             2002   1.109    0.913   1,609,835
                                             2001   1.373    1.109   1,448,602
                                             2000   1.644    1.373   1,016,595
                                             1999   1.053    1.644     329,526
                                             1998   0.942    1.053
  Large Cap Value Fund (Division 40)         2004   1.502
                                             2003   1.183    1.502   2,114,500
                                             2002   1.348    1.183   1,155,644
                                             2001   1.378    1.348     616,161
                                             2000   1.310    1.378     343,968
                                             1999   1.248    1.310     287,197
                                             1998   1.071    1.248
  Mid Cap Growth Fund (Division 37)          2004   0.951
                                             2003   0.689    0.951   2,729,051
                                             2002   0.991    0.689   1,534,706
                                             2001   1.430    0.991   1,274,846
                                             2000   1.431    1.430     692,475
                                             1999   1.350    1.431     393,589
                                             1998   1.070    1.350
  Mid Cap Value Fund (Division 38)           2004   2.355
                                             2003   1.648    2.355   8,540,583
                                             2002   1.923    1.648   6,625,981
                                             2001   1.965    1.923   4,222,298
                                             2000   1.530    1.965   2,698,780
                                             1999   1.256    1.530   1,116,041
                                             1998   1.050    1.256
  Moderate Growth Lifestyle Fund
   (Division 49)                             2004   1.436
                                             2003   1.168    1.436   6,133,401
                                             2002   1.308    1.168   6,168,318
                                             2001   1.392    1.308   7,634,116
                                             2000   1.405    1.392   6,590,639
                                             1999   1.187    1.405   3,491,046
                                             1998   1.026    1.187
  Money Market II Fund (Division 44)         2004   1.170
                                             2003   1.167    1.170   3,423,139
                                             2002   1.157    1.167   3,047,552
                                             2001   1.193    1.157   1,247,488
                                             2000      --    1.193       1,274
                                             1999   1.015       --
                                             1998   1.003    1.015
  Small Cap Growth Fund (Division 35)        2004   1.328
                                             2003   0.914    1.328   8,273,066
                                             2002   1.365    0.914   7,366,646
                                             2001   1.797    1.365   7,240,731
                                             2000   2.285    1.797   6,399,633
                                             1999   1.351    2.285   2,975,505
                                             1998   1.076    1.351
  Small Cap Value Fund (Division 36)         2004   1.708
                                             2003   1.231    1.708   4,450,137
                                             2002   1.411    1.231   3,382,127
                                             2001   1.322    1.411     935,911
                                             2000   1.086    1.322     152,120
                                             1999   1.167    1.086      80,739
                                             1998   1.036    1.167

                                                                      Number of
                                                     Unit     Unit      Units
                                                   Value at   Value  Outstanding
                                                   Beginning at End   at End of
Fund Name                                     Year  of Year  of Year    Year
---------                                     ---- --------- ------- -----------
 Socially Responsible Fund (Division 41)      2004   1.169
                                              2003   0.915    1.169   3,159,191
                                              2002   1.198    0.915   2,954,574
                                              2001   1.362    1.198   2,984,678
                                              2000   1.505    1.362   2,795,968
                                              1999   1.279    1.505   2,715,174
                                              1998   1.066    1.279
 Strategic Bond Fund (Division 59)            2004   1.543
                                              2003   1.296    1.543   2,017,062
                                              2002   1.220    1.296   1,159,362
                                              2001   1.107    1.220     604,606
                                              2000   1.088    1.107     148,345
                                              1999   1.051    1.088      33,066
                                              1998   1.012    1.051
AIG SunAmerica 2010 High Watermark
 (Division 80)                                2004
AIG SunAmerica 2015 High Watermark
 (Division 81)                                2004
AIG SunAmerica 2020 High Watermark
 (Division 82)                                2004
AIM Large Cap Growth Fund (Division 62)       2004   0.280
                                              2003   0.214    0.280   4,069,554
                                              2002   0.367    0.214   1,716,641
                                              2001            0.367     755,281
American Century Ultra Fund (Division 31)     2004   1.632
                                              2003   1.305    1.632  20,991,006
                                              2002   1.708    1.305  16,126,032
                                              2001   2.013    1.708   2,480,333
                                              2000   2.528    2.013   1,894,747
                                              1999   1.798    2.528   1,613,349
                                              1998   1.464    1.798      23,002
Ariel Appreciation Fund (Division 69)         2004   1.426
                                              2003   1.095    1.426  14,414,655
                                              2002   1.229    1.095   9,651,112
                                              2001            1.229   2,666,627
Ariel Fund (Division 68)                      2004   1.514
                                              2003   1.190    1.514  12,565,403
                                              2002   1.262    1.190   7,635,540
                                              2001            1.262   1,565,994
Credit Suisse Small Cap Growth Fund
 (Division 63)                                2004   0.779
                                              2003   0.535    0.779   1,930,836
                                              2002   0.778    0.535     704,536
                                              2001            0.778     259,913
Dreyfus BASIC US Mortgage Securities Fund
 (Division 71)                                2004   1.233
                                              2003   1.198    1.233   3,018,754
                                              2002   1.107    1.198   2,855,918
                                              2001            1.107     763,781
Evergreen Equity Income Fund
 (Division 57)(2)                             2004   1.124
                                              2003   0.880    1.124     616,793
                                              2002   1.092    0.880     330,612
                                              2001            1.092     126,242
Evergreen Fundamental Large Cap Fund
 (Division 56)(2)                             2004   0.952
                                              2003   0.742    0.952     465,993
                                              2002   0.900    0.742     246,004
                                              2001   1.063    0.900      59,860
                                              2000            1.063         170
Evergreen Specialty Equity Fund (Division 65) 2004   0.891
                                              2003   0.589    0.891   3,474,447
                                              2002   0.818    0.589     741,742
                                              2001            0.818     111,771
Evergreen Special Value Fund
 (Division 55)(2)                             2004   1.558
                                              2003   1.180    1.558   4,779,191
                                              2002   1.379    1.180   3,686,184
                                              2001   1.181    1.379   1,191,063
                                              2000            1.181       1,348
Janus Adviser Worldwide Fund (Division 47)    2004   0.643
                                              2003   0.527    0.643   2,461,582
                                              2002   0.716    0.527   1,688,080
                                              2001            0.716   1,052,147
Janus Fund (Division 61)                      2004   0.589
                                              2003   0.450    0.589   4,553,386
                                              2002   0.625    0.450   3,354,422
                                              2001            0.625   2,067,712

--------------------------------------------------------------------------------

                                                                     Number of
                                                    Unit     Unit      Units
                                                  Value at   Value  Outstanding
                                                  Beginning at End   at End of
 Fund Name                                   Year  of Year  of Year    Year
 ---------                                   ---- --------- ------- -----------
 Lou Holland Growth Fund (Division 70)       2004   0.867
                                             2003   0.683    0.867   1,996,662
                                             2002   0.875    0.683     718,560
                                             2001            0.875      72,356
 MSIF Trust Mid Cap Growth Portfolio
  (Division 64)                              2004   0.585
                                             2003   0.414    0.585   2,547,372
                                             2002   0.603    0.414     996,790
                                             2001            0.603     395,337
 Putnam Global Equity Fund (Division 28)     2004   1.252
                                             2003   0.977    1.252  20,455,648
                                             2002   1.269    0.977  18,566,339
                                             2001   1.819    1.269  13,853,316
                                             2000   2.604    1.819  12,132,622
                                             1999   1.591    2.604   7,494,551
                                             1998   1.300    1.591       5,760
 Putnam New Opportunities Fund (Division 26) 2004   1.141
                                             2003   0.865    1.141  50,054,399
                                             2002   1.255    0.865  45,568,527
                                             2001   1.806    1.255  40,471,940
                                             2000   2.460    1.806  33,355,949
                                             1999   1.459    2.460  21,386,431
                                             1998   1.142    1.459      10,797
 Putnam OTC & Emerging Growth Fund
  (Division 27)                              2004   0.592
                                             2003   0.441    0.592   9,774,036
                                             2002   0.660    0.441   9,224,902
                                             2001   1.232    0.660   4,589,464
                                             2000   2.543    1.232   3,343,890
                                             1999   1.128    2.543   1,605,024
                                             1998   0.882    1.128       3,073
 Sit Mid Cap Growth Fund (Division 67)       2004   0.505
                                             2003   0.367    0.505     975,016
                                             2002   0.565    0.367     279,151
                                             2001            0.565      87,306
 Sit Small Cap Growth Fund (Division 66)     2004   0.606
                                             2003   0.453    0.606   4,128,077
                                             2002   0.618    0.453   2,104,569
                                             2001            0.618     674,432
 Templeton Foreign Fund (Division 32)        2004   1.605
                                             2003   1.237    1.605   6,713,124
                                             2002   1.362    1.237   4,076,413
                                             2001   1.488    1.362     765,413
                                             2000   1.561    1.488     434,454
                                             1999   1.124    1.561     503,020
                                             1998   0.969    1.124       2,604
 Templeton Global Asset Allocation Fund
  (Division 19)                              2004   2.387
                                             2003   1.819    2.387  17,610,605
                                             2002   1.915    1.819  17,376,767
                                             2001   2.139    1.915  18,040,365
                                             2000   2.151    2.139  18,398,345
                                             1999   1.765    2.151  18,489,196
                                             1998   1.459    1.765

                                                                    Number of
                                                   Unit     Unit      Units
                                                 Value at   Value  Outstanding
                                                 Beginning at End   at End of
 Fund Name                                  Year  of Year  of Year    Year
 ---------                                  ---- --------- ------- -----------
 Vanguard LifeStrategy Conservative Growth
  Fund (Division 54)                        2004   1.274
                                            2003   1.102    1.274   9,476,600
                                            2002   1.175    1.102   7,155,948
                                            2001   1.185    1.175   5,622,110
                                            2000   1.160    1.185   4,608,676
                                            1999            1.160   3,665,491
                                            1998   1.007    1.085
 Vanguard LifeStrategy Growth Fund
  (Division 52)                             2004   1.226
                                            2003   0.962    1.226  37,609,185
                                            2002   1.152    0.962  32,138,316
                                            2001   1.275    1.152  26,747,154
                                            2000   1.360    1.275  20,760,221
                                            1999   1.169    1.360  15,310,158
                                            1998   1.006    1.169
 Vanguard LifeStrategy Moderate Growth Fund
  (Division 53)                             2004   1.257
                                            2003   1.036    1.257  48,775,655
                                            2002   1.165    1.036  42,797,007
                                            2001   1.229    1.165  35,577,427
                                            2000   1.251    1.229  28,958,521
                                            1999   1.127    1.251  22,135,061
                                            1998   1.002    1.127
 Vanguard Long-Term Investment-Grade Fund
  (Division 22)                             2004   1.823
                                            2003   1.726    1.823   6,914,295
                                            2002   1.534    1.726   6,535,896
                                            2001   1.408    1.534   5,499,147
                                            2000   1.268    1.408   3,872,413
                                            1999   1.361    1.268   3,874,406
                                            1998   1.341    1.361         883
 Vanguard Long-Term Treasury Fund
  (Division 23)                             2004   1.834
                                            2003   1.797    1.834   7,156,569
                                            2002   1.550    1.797   7,071,533
                                            2001   1.494    1.550   2,633,211
                                            2000   1.256    1.494   1,825,127
                                            1999   1.384    1.256   1,466,945
                                            1998   1.374    1.384       7,820
 Vanguard Wellington Fund (Division 25)     2004   2.052
                                            2003   1.714    2.052  29,224,994
                                            2002   1.856    1.714  25,923,835
                                            2001   1.797    1.856  16,402,597
                                            2000   1.642    1.797  13,742,690
                                            1999   1.586    1.642  13,813,418
                                            1998   1.474    1.586       9,214
 Vanguard Windsor Fund (Division 24)        2004   1.951
                                            2003   1.513    1.951  40,951,351
                                            2002   1.835    1.513  34,780,852
                                            2001   1.916    1.835  23,136,739
                                            2000   1.654    1.916  18,619,663
                                            1999   1.770    1.654  18,903,967
                                            1998   1.550    1.770      29,953

--------
(1) Purchase Unit Value At Date Of Inception.
(2) Purchase Unit Value on date of fund's inception, January 4, 1999, was $1.00.

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 0.8% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You

--------------------------------------------------------------------------------

may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-428-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.

 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. They offer a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contracts can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with the Contracts will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contracts called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period."

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contracts.

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, American General Corporation, VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading international insurance and financial services organization, with operations in more than 130 countries and jurisdictions. AIG member companies serve commercial, institutional and individual customers through the most extensive worldwide property-casualty and life insurance networks of any insurer. In the United States, AIG companies are the largest underwriters of commercial and industrial insurance, and among the top-ranked life insurers. AIG VALIC is the marketing name for the group of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; and VALIC, each of which is a member company of AIG.

--------------------------------------------------------------------------------


About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-eight Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG has no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. AIG VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of AIG VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and do not result in any additional charges to Contract Owners or to VALIC Separate Account A. Contract Owner expenses are explained in the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------

The Contracts offer a choice from among 68 Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options you may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

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Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options               Investment Objective
      ---------------------               --------------------
      Fixed Account Plus         Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 long-term. It is credited with interest
                                 at rates set by VALIC. The account is
                                 guaranteed to earn at least a minimum
                                 rate of interest as shown in your
                                 Contract. Your money may be credited
                                 with a different rate of interest
                                 depending on the time period in which
                                 it is accumulated. Purchase Payments
                                 allocated to a fixed account option
                                 will receive a current rate of
                                 interest. There are limitations on
                                 transfers out of this option. If you
                                 transfer assets from Fixed Account Plus
                                 to another investment option, any
                                 assets transferred back into Fixed
                                 Account Plus within 90 days will
                                 receive a different rate of interest,
                                 than that paid for new Purchase
                                 Payments.

      Short-Term Fixed Account   Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 short-term. It is credited with
                                 interest at rates set by VALIC, which
                                 may be lower than the rates credited to
                                 Fixed Account Plus, above. The account
                                 is guaranteed to earn at least a
                                 minimum rate of interest as shown in
                                 your Contract. Your money may be
                                 credited with a different rate of
                                 interest depending on the time period
                                 in which it is accumulated.

      Multi-Year Enhanced Option Invests in the general account assets
       ("Multi-Year Option")     of the Company. This account is a
                                 long-term investment option, providing
                                 a guaranteed interest rate for a
                                 guaranteed period (three, five, seven,
                                 or ten years) ("MVA Term"). Please see
                                 your Contract for minimum investment
                                 amounts and other requirements and
                                 restrictions. This option may not be
                                 available in all employee plans or
                                 states. All MVA Terms may not be
                                 available. Please see your financial
                                 advisor for information on the MVA
                                 Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. AIG VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Mutual Funds available to the general public will not be available within your Contract. Funds that are available in a tax-deferred nonqualified variable annuity, under Internal Revenue Code Section 72, and also for ineligible deferred compensation 457(f) plans and private sector top-hat plans, are marked with an asterisk (*) in the descriptions below.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub- adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG VALIC at 1-800-428-2542 (press 1, then 3) or online at www.aigvalic.com.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

--------------------------------------------------------------------------------

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.
AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
AIG SunAmerica                   Each High Watermark Fund seeks to generate capital appreciation to
2010 High Watermark Fund         the extent consistent with preservation of capital investment gains in order to have a price per share on its Protected Maturity Date at
AIG SunAmerica                   least equal to the Protected High Watermark Value. Each High
2015 High Watermark Fund         Watermark Fund seeks high total return as a secondary objective.

AIG SunAmerica                   If you hold your Variable Investment Option Units until the
2020 High Watermark Fund         Protected Maturity Date, you will be entitled to redeem your shares for no less that the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                                 Watermark Fund reaching this value, and any extraordinary
                                 expenses, and increased by appreciation in share value
                                 subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                                 The Protected Maturity Date for each High Watermark Fund is:
                                 2010 High Watermark Fund            August 31, 2010
                                 2015 High Watermark Fund            August 31, 2015
                                 2020 High Watermark Fund            August 31, 2020

                                 If you may need access to your money at any point prior to the
                                 Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
                                 Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the
                                 initial investment.

                                 An investment in the High Watermark Funds may not be
                                 appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
                                 Advisors, Inc.

AIM Large Cap Growth Fund        Seeks long-term growth of capital by investing primarily in marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
                                 capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
                                 1000(R) Index at the time of purchase.

American Century Ultra Fund      Seeks long-term capital growth through investments primarily in common stocks that are considered to have greater-than-average chance to increase in value over time.

Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $20 billion at the time of initial purchase.

                         Investment Objective                             Adviser and Sub-Adviser
                         --------------------                             -----------------------
Each High Watermark Fund seeks to generate capital appreciation to     Adviser: Trajectory Asset
the extent consistent with preservation of capital investment gains in Management LLC order to have a price per share on its Protected Maturity Date at
least equal to the Protected High Watermark Value. Each High           (AIG SunAmerica Asset
Watermark Fund seeks high total return as a secondary objective.       Management Corp. is the daily
                                                                       business manager.)
If you hold your Variable Investment Option Units until the
Protected Maturity Date, you will be entitled to redeem your shares for no less that the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
Watermark Fund reaching this value, and any extraordinary
expenses, and increased by appreciation in share value
subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

The Protected Maturity Date for each High Watermark Fund is:
2010 High Watermark Fund            August 31, 2010
2015 High Watermark Fund            August 31, 2015
2020 High Watermark Fund            August 31, 2020

If you may need access to your money at any point prior to the Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
Advisors, Inc.

Seeks long-term growth of capital by investing primarily in            Adviser: AIM Advisors, Inc.
marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
1000(R) Index at the time of purchase.

Seeks long-term capital growth through investments primarily in        Adviser: American Century
common stocks that are considered to have greater-than-average         Investment Management, Inc.
chance to increase in value over time.

Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations           Management, LLC
between $2.5 billion and $20 billion at the time of initial purchase.

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
    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $500 million and $2.5 billion at the time of initial purchase.

Credit Suisse Small Cap           Seeks capital growth by investing in equity securities of small
Growth Fund                       U.S. companies. The Adviser uses a growth investment style and looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
                                  volume growth rate.

Dreyfus BASIC U.S. Mortgage       Seeks as high a level of current income as is consistent with the
Securities Fund                   preservation of capital. To pursue this goal, the fund normally invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Evergreen Equity Income           Seeks current income and capital growth by investing primarily
Fund -- a series of Evergreen     in equity securities across all market capitalizations that on the
Equity Trust                      purchase date pay a higher yield than the average yield of companies included in the Russell 1000(R) Value Index.

Evergreen Fundamental Large       Seeks capital growth with the potential for current income by
Cap Fund -- a series of           investing primarily in common stocks of large and mid-sized
Evergreen Equity Trust            companies whose market capitalizations fall within the Russell
                                  1000(R) Index.

Evergreen Special Equity          Seeks capital growth by investing primarily in common stocks of
Fund -- a series of Evergreen     small U.S. companies, typically having a market capitalization
Select Equity Trust               that falls within the range tracked by the Russell 2000(R) Index at the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Evergreen Special Values          Seeks capital growth in the value of its shares by investing
Fund -- a series of Evergreen     primarily in common stocks of small U.S. companies (companies
Equity Trust                      having a market capitalization that falls within the range tracked by the Russell 2000(R) Index at the time of purchase).

* Janus Adviser Worldwide         Seeks long-term growth of capital in a manner consistent with
Fund -- a series of Janus         the preservation of capital by investing in common stocks of
Adviser Series                    companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Janus Fund                        Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund invests primarily in common stocks selected for their growth potential and generally invests in larger, more established companies.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

MSIF Trust Mid Cap Growth         Seeks long-term capital growth and appreciation by investing
Portfolio -- a series of Morgan   primarily in growth-oriented equity securities of U.S. mid-cap
Stanley Institutional Funds Trust companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

                       Investment Objective                           Adviser and Sub-Adviser
                       --------------------                           -----------------------
Seeks long-term capital appreciation by investing primarily in      Adviser: Ariel Capital
the stocks of small companies with a market capitalization          Management, LLC
generally between $500 million and $2.5 billion at the time of initial purchase.

Seeks capital growth by investing in equity securities of small     Adviser: Credit Suisse Asset
U.S. companies. The Adviser uses a growth investment style and      Management, LLC
looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
volume growth rate.

Seeks as high a level of current income as is consistent with the   Adviser: The Dreyfus
preservation of capital. To pursue this goal, the fund normally     Corporation
invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Seeks current income and capital growth by investing primarily      Adviser: Evergreen
in equity securities across all market capitalizations that on the  Investment Management
purchase date pay a higher yield than the average yield of          Company, LLC
companies included in the Russell 1000(R) Value Index.

Seeks capital growth with the potential for current income by       Adviser: Evergreen
investing primarily in common stocks of large and mid-sized         Investment Management
companies whose market capitalizations fall within the Russell      Company, LLC
1000(R) Index.

Seeks capital growth by investing primarily in common stocks of     Adviser: Evergreen
small U.S. companies, typically having a market capitalization      Investment Management
that falls within the range tracked by the Russell 2000(R) Index at Company, LLC the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Seeks capital growth in the value of its shares by investing        Adviser: Evergreen
primarily in common stocks of small U.S. companies (companies       Investment Management
having a market capitalization that falls within the range tracked  Company, LLC by the Russell 2000(R) Index at the time of purchase).

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital by investing in common stocks of        Management, LLC
companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital. The fund invests primarily in common   Management, LLC
stocks selected for their growth potential and generally invests in larger, more established companies.

The fund primarily seeks long-term growth of capital. The receipt   Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will      Management, L.P.
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks long-term capital growth and appreciation by investing        Adviser: Morgan Stanley
primarily in growth-oriented equity securities of U.S. mid-cap      Investment Management Inc.
companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

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
   Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                            --------------------                           -----------------------
Putnam Global Equity Fund       Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
                                of companies worldwide. The Adviser invests mainly in mid-sized     Management, LLC
                                and large companies with favorable investment potential.
                                Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Putnam New Opportunities Fund   Seeks long-term capital appreciation by investing mainly in the     Adviser: Putnam Investment
                                common stocks of U.S. companies, with a focus on growth             Management, LLC
                                stocks in sectors of the economy that the Adviser believes have high growth potential.

Putnam OTC & Emerging           Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
Growth Fund                     of U.S. companies traded in the over-the-counter ("OTC") market     Management, LLC
                                and "emerging growth" companies listed on securities
                                exchanges, with a focus on growth stocks. Emerging growth
                                companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Sit Mid Cap Growth Fund         Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2           Associates, Inc.
                                billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
                                believes exhibit the potential for superior growth.

Sit Small Cap Growth Fund       Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2.5         Associates, Inc.
                                billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

Templeton Foreign Fund -- a     Seeks long-term capital growth by investing mainly in the equity    Adviser: Templeton Global
series of Templeton Funds, Inc. securities of companies located outside the U.S., including         Advisors Limited
                                emerging markets.

* Templeton Global Asset        Seeks high total return by normally investing in equity securities  Adviser: Templeton
Allocation Fund -- a series of  of companies of any country, debt securities of companies and       Investment Counsel, LLC
Franklin Templeton Variable     governments of any country, and in money market instruments.        Sub-Adviser: Franklin
Insurance Products Trust        While the fund's debt securities investments focus on those that    Advisers, Inc.
                                are investment grade, the fund also may invest in high-yield, lower-rated bonds.

Vanguard LifeStrategy           Seeks to provide current income and low to moderate growth of       The fund does not employ an
Conservative Growth Fund        capital. This is a fund of funds, investing in other Vanguard       investment adviser. Instead,
                                mutual funds according to a fixed formula that typically results in the fund's Board of Trustees
                                an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
                                term fixed income investments, and 40% to common stocks. The        fund's assets among the
                                fund's indirect bond holdings are a diversified mix of short-,      underlying funds.
                                intermediate- and long-term U.S. government, agency, and
                                investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist
                                substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

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
Variable Account Options                         Investment Objective                           Adviser and Sub-Adviser
------------------------                         --------------------                           -----------------------
Vanguard LifeStrategy    Seeks to provide growth of capital and some current income.          The fund does not employ an
Growth Fund              This is a fund of funds, investing in other Vanguard mutual funds    investment adviser. Instead,
                         according to a fixed formula that typically results in an allocation the fund's Board of Trustees
                         of about 80% of assets to common stocks and 20% to bonds.            decides how to allocate the
                         The fund's indirect stock holdings consist substantially of large-   fund's assets among the
                         cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.      underlying funds.
                         stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                         government, agency, and investment-grade corporate bonds, as well as mortgage-backed securities.

Vanguard LifeStrategy    Seeks to provide growth of capital and a low to moderate level of    The fund does not employ an
Moderate Growth Fund     current income. This is a fund of funds, investing in other          investment adviser. Instead,
                         Vanguard mutual funds according to a fixed formula that typically    the fund's Board of Trustees
                         results in an allocation of about 60% of assets to common            decides how to allocate the
                         stocks and 40% to bonds. The fund's indirect stock holdings          fund's assets among the
                         consist substantially of large-cap U.S. stocks and, to a lesser      underlying funds.
                         extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                         investment-grade corporate bonds, as well as
                         mortgage-backed securities.

Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: Wellington
Investment-Grade Fund    by investing in a variety of high quality and, to a lesser extent,   Management Company, LLP
                         medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term       Seeks to provide a high level of current income and preserve         Adviser: The Vanguard Group
Treasury Fund            investors' principal by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity between 15 and 30 years.

Vanguard Wellington Fund Seeks to provide long-term growth of capital and reasonable          Adviser: Wellington
                         current income by investing in dividend-paying, and, to a lesser     Management Company, LLP
                         extent, non-dividend-paying common stocks of established
                         large- and medium-sized companies. In choosing these
                         companies, the Adviser seeks those that appear to be
                         undervalued but which have prospects to improve. The fund also invest in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                         mortgage-backed bonds.

Vanguard Windsor II Fund Seeks to provide long-term capital appreciation and income. The      Advisers: Barrow, Hanley,
                         fund invests mainly in medium- and large-sized companies whose       Mewhinney & Strauss, Inc.;
                         stocks are considered by the fund's advisers to be undervalued.      Equinox Capital Management,
                                                                                              LLC; Hotchkis and Wiley
                                                                                              Capital Management, LLC;
                                                                                              Tukman Capital Management,
                                                                                              Inc.; and The Vanguard Group

VALIC Company I

* Asset Allocation Fund  Seeks maximum aggregate rate of return over the long term            Adviser: VALIC
                         through controlled investment risk by adjusting its investment       Sub-Adviser: AIG Global
                         mix among stocks, long-term debt securities and short-term           Investment Corp.
                         money market securities.

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
  Variable Account Options                           Investment Objective                          Adviser and Sub-Adviser
  ------------------------                           --------------------                          -----------------------
* Blue Chip Growth Fund       Seeks long-term capital growth by investing in the common          Adviser: VALIC
                              stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                              Income is a secondary objective.                                   Associates, Inc.

* Capital Conservation Fund   Seeks the highest possible total return consistent with the        Adviser: VALIC
                              preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                              on investments in intermediate- and long-term debt instruments     Investment Corp.
                              and other income-producing securities.

* Core Equity Fund            Seeks to provide long-term growth of capital through investment    Adviser: VALIC
                              primarily in the equity securities of large-cap quality companies  Sub-Advisers: WM Advisors,
                              with long-term growth potential.                                   Inc. and Wellington
                                                                                                 Management Company, LLP

* Government Securities Fund  Seeks high current income and protection of capital through        Adviser: VALIC
                              investments in intermediate- and long-term U.S. government and     Sub-Adviser: AIG Global
                              government-sponsored debt securities.                              Investment Corp.

* Growth & Income Fund        Seeks to provide long-term growth of capital and secondarily,      Adviser: VALIC
                              current income, through investment in common stocks and            Sub-Adviser: AIG SunAmerica
                              equity-related securities.                                         Asset Management Corp.

* Health Sciences Fund        Seeks long-term capital growth through investments primarily in    Adviser: VALIC
                              the common stocks of companies engaged in the research,            Sub-Adviser: T. Rowe Price
                              development, production, or distribution of products or services   Associates, Inc.
                              related to health care, medicine, or the life sciences.

* Income & Growth Fund        Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                              fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                              is a secondary consideration.                                      Century Investment
                                                                                                 Management, Inc.

* Inflation Protected Fund    Seeks maximum real return, consistent with appreciation of         Adviser: VALIC
                              capital and prudent investment engagement. The fund invests in     Sub-Adviser: AIG Global
                              inflation-indexed bonds of varying maturities issued by U.S. and   Investment Corp.
                              non-U.S. governments and corporations.

* International Equities Fund Seeks to provide long-term growth of capital through               Adviser: VALIC
                              investments primarily in a diversified portfolio of equity and     Sub-Adviser: AIG Global
                              equity-related securities of foreign issuers that, as a group, the Investment Corp.
                              Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                              International, Europe, Australasia and the Far East Index.

* International Government    Seeks high current income through investments primarily in         Adviser: VALIC
Bond Fund                     investment grade debt securities issued or guaranteed by foreign   Sub-Adviser: AIG Global
                              governments. This fund is classified as "non-diversified" because  Investment Corp.
                              it expects to concentrate in certain foreign government
                              securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

* International Growth I Fund Seeks capital growth through investments primarily in equity       Adviser: VALIC
                              securities of issuers in developed foreign countries. The Sub-     Sub-Adviser: American
                              Adviser uses a growth strategy it developed to invest in stocks it Century Global Investment
                              believes will increase in value over time.                         Management, Inc.

* Large Cap Growth Fund       Seeks to provide long-term growth of capital by normally           Adviser: VALIC
                              investing in common stocks of well-established, high-quality       Sub-Adviser: AIG SunAmerica
                              growth companies.                                                  Asset Management Corp.

--------------------------------------------------------------------------------

 Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
 ------------------------                          --------------------                           -----------------------
* Mid Cap Index Fund        Seeks to provide growth of capital through investments primarily   Adviser: VALIC
                            in a diversified portfolio of common stocks that, as a group, are  Sub-Adviser: AIG Global
                            expected to provide investment results closely corresponding to    Investment Corp.
                            the performance of the S&P MidCap 400(R) Index.

* Money Market I Fund       Seeks liquidity, protection of capital and current income through  Adviser: VALIC
                            investments in short-term money market instruments.                Sub-Adviser: AIG SunAmerica
                                                                                               Asset Management Corp.

* Nasdaq-100(R) Index Fund  Seeks long-term capital growth through investments in the          Adviser: VALIC
                            stocks that are included in the Nasdaq-100 Index(R). The fund is a Sub-Adviser: AIG Global
                            non-diversified fund, meaning that it can invest more than 5% of   Investment Corp.
                            its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

* Science & Technology Fund Seeks long-term capital appreciation through investments           Adviser: VALIC
                            primarily in the common stocks of companies that are expected      Sub-Adviser: T. Rowe Price
                            to benefit from the development, advancement, and use of           Associates, Inc.
                            science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, and defense and aerospace.

* Small Cap Fund            Seeks to provide long-term capital growth by investing primarily   Adviser: VALIC
                            in the stocks of small companies, with market capitalizations of   Sub-Advisers: American
                            approximately $2.5 billion or less.                                Century Investment
                                                                                               Management, Inc., Franklin
                                                                                               Portfolio Associates, Inc. and
                                                                                               T. Rowe Price Associates, Inc.

* Small Cap Index Fund      Seeks to provide growth of capital through investment primarily    Adviser: VALIC
                            in a diversified portfolio of common stocks that, as a group, the  Sub-Adviser: AIG Global
                            Sub-Adviser believes may provide investment results closely        Investment Corp.
                            corresponding to the performance of the Russell 2000(R) Index.

* Social Awareness Fund     Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
                            in common stocks of companies which meet the social criteria       Sub-Adviser: AIG Global
                            established for the fund. The fund does not invest in companies    Investment Corp.
                            that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems;
                            the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Stock Index Fund          Seeks long-term capital growth through investment in common        Adviser: VALIC
                            stocks that, as a group, are expected to provide investment        Sub-Adviser: AIG Global
                            results closely corresponding to the performance of the S&P        Investment Corp.
                            500(R) Index.

* Value Fund                Seeks capital growth and current income through investments        Adviser: VALIC
                            primarily in common stocks of large U.S. companies, focusing       Sub-Adviser:
                            on value stocks that the Sub-Adviser believes are currently        OppenheimerFunds, Inc.
                            undervalued by the market.

--------------------------------------------------------------------------------

 Variable Account Options                           Investment Objective                          Adviser and Sub-Adviser
 ------------------------                           --------------------                          -----------------------
VALIC Company II

* Aggressive Growth         Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund              different funds offered in VALIC Company I and VALIC Company         Sub-Adviser: AIG Global
                            II. This fund of funds is suitable for investors seeking the         Investment Corp.
                            potential for capital growth that a fund investing predominately in equity securities may offer.

* Capital Appreciation Fund Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                            broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Credit Suisse
                            of U.S. companies.                                                   Asset Management, LLC

* Conservative Growth       Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund              through investments in a combination of the different funds          Sub-Adviser: AIG Global
                            offered in VALIC Company I and VALIC Company II. This fund of        Investment Corp.
                            funds is suitable for investors who invest in equity securities, but who are not willing to assume the market risks of either the
                            Aggressive Growth Lifestyle Fund or the Moderate Growth
                            Lifestyle Fund.

* Core Bond Fund            Seeks the highest possible total return consistent with the          Adviser: VALIC
                            conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                            quality fixed income securities. These securities include            Investment Corp.
                            corporate debt securities, securities issued or guaranteed by the
                            U.S. government, mortgage-backed, or asset-backed securities.

* High Yield Bond Fund      Seeks the highest possible total return and income consistent        Adviser: VALIC
                            with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                            portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                            securities include below-investment-grade junk bonds.

* International Small Cap   Seeks to provide capital appreciation through investments mainly     Adviser: VALIC
Equity Fund                 in stocks issued by companies outside the U.S. Normally, the         Sub-Adviser: AIG Global
                            Sub-Adviser will invest in at least three countries other than the   Investment Corp.
                            U.S., selecting countries and industries it believes have favorable investment potential.

* Large Cap Value Fund      Seeks to provide total returns that exceed over time the Russell     Adviser: VALIC
                            1000(R) Value Index through investment in equity securities. The     Sub-Adviser: SSgA Funds
                            Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)    Management, Inc.
                            Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

* Mid Cap Growth Fund       Seeks capital appreciation principally through investments in        Adviser: VALIC
                            medium-capitalization equity securities, such as common and          Sub-Adviser: AIM Capital
                            preferred stocks and securities convertible into common stocks.      Management, Inc.
                            The Sub-Adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Index.

* Mid Cap Value Fund        Seeks capital growth, through investment in equity securities of     Adviser: VALIC
                            medium capitalization companies using a value-oriented               Sub-Adviser: Wellington
                            investment approach. Mid-capitalization companies include            Management Company, LLP
                            companies with a market capitalization equaling or exceeding
                            $500 million, but not exceeding the largest market capitalization of the Russell Mid-Cap(R) Index range.

--------------------------------------------------------------------------------

 Variable Account Options                           Investment Objective                            Adviser and Sub-Adviser
 ------------------------                           --------------------                            -----------------------
* Moderate Growth           Seeks growth and current income through investments in a              Adviser: VALIC
Lifestyle Fund              combination of the different funds offered in VALIC Company I and     Sub-Adviser: AIG Global
                            VALIC Company II. This fund of funds is suitable for investors who    Investment Corp.
                            invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle Fund.

* Money Market II Fund      Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                            investments in short-term money market instruments.                   Sub-Adviser: AIG SunAmerica
                                                                                                  Asset Management Corp.

* Small Cap Growth Fund     Seeks to provide long-term capital growth through investments         Adviser: VALIC
                            primarily in the equity securities of small companies with market     Sub-Adviser: Franklin
                            caps not exceeding $1.5 billion or the highest market cap value in    Advisers, Inc.
                            the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

* Small Cap Value Fund      Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                            reasonable risk to principal, by investing primarily in securities of Sub-Advisers: Banc One
                            small-capitalization companies in terms of revenue and/or market      Investment
                            capitalization. Small-cap companies are companies whose total         Advisors Corporation
                            market capitalizations range from $100 million to $3 billion at the time of purchase.

* Socially Responsible Fund Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                            in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                            established for the fund. The fund does not invest in companies       Investment Corp.
                            that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Strategic Bond Fund       Seeks the highest possible total return and income consistent         Adviser: VALIC
                            with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                            portfolio of income producing securities. The fund invests in a       Investment Corp.
                            broad range of fixed-income securities, including investment-
                            grade bonds, U.S. government and agency obligations,
                            mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.

The Evergreen Growth and Income Fund changed its name to the Evergreen Fundamental Large Cap Fund effective April 18, 2005. The International Growth II Fund of VALIC Company II changed its name to the International Small Cap Equity Fund effective October 12, 2004. Vanguard Long-Term Corporate Fund changed its name to the Vanguard Long-Term Investment-Grade Fund on August 19, 2004. The INVESCO Growth Fund merged into the AIM Large Cap Growth Fund on November 3, 2003. Effective July 11, 2003, the Evergreen Small Cap Value Fund merged into the Evergreen Special Values Fund. The VALIC Company I Opportunities Fund changed its name to the Growth Fund on June 30, 2003. The Evergreen Value Fund merged into the Evergreen Equity Income Fund as of
June 13, 2003.

Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which Portfolio Director was purchased.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

--------------------------------------------------------------------------------


The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If We do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than a Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) are properly authorized and clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received at our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the business day of receipt. Purchase Payments in good order received at our Home Office after 4:00 p.m. Eastern time will be credited the next business day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

--------------------------------------------------------------------------------


Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time. Purchase Units may be shown as "Number of Shares" on a given business day and the Purchase Unit values may be shown as "Share Price" on some account statements.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given business day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units for a Variable Account Option, based upon that Variable Account Option's Purchase Unit Value. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Account Value has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.
Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

Transfers Between Investment Options
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. Your employer's plan may also limit your rights to transfer.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed for short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds and increase fund expenses and are thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we reserve the right to take action to protect the other investors. Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among Account Options, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, we will monitor and, upon written notification, may terminate or restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. Some of the factors we will consider include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners and Participants. We cannot guarantee, however, that we will be able to prevent all market timing activity or abusive trading. Market timing activity that we are unable to restrict may impact the performance of the Account Options and harm Contract Owners and Participants. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                      Other Restrictions
--------------------           -----        ---------                      ------------------
Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another
                          Participant Year             investment option, any assets transferred back into Fixed
                                                       Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for
                                                       90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA
                                                       Band will require a minimum transfer amount, as described
                                                       in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

--------------------------------------------------------------------------------


Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Instructions for transfers or reallocations may be made via the internet as follows:

  .   Log on to www.aigvalic.com

  .   Click on AIG VALIC Online

  .   Enter your SSN or account number and personal identification number (PIN)

  .   Select the desired account

  . Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu

  .   Input the transaction request, then click "Continue"

  . Review your transaction request for accuracy and then click "Continue" to submit to AIG VALIC

  .   Record transaction confirmation number

Instructions for transfers or reallocations may be made via an automated telephone system (AIG VALIC by Phone) as follows:

  .   Call 1-800-428-2542

  .   Say or enter your SSN or account number and PIN

  .   Select the desired account and say "Transfers" or "Allocations" at menu

  . Follow the scripts to complete your transaction request and to submit to AIG VALIC

You may also send written instructions by completing a VALIC form for transfers or reallocations:

  .   Written instructions should be sent to VALIC's Home Office

  .   A VALIC financial change form is required

  . Written instructions are required if you are requesting a transfer to or from the Multi-Year Option

  . Written instructions are required if we have notified you that we will not accept telephone or internet instructions

We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing.

Generally, no one may give AIG VALIC telephone instructions on your behalf without your written or recorded verbal consent. AIG VALIC financial advisors or authorized AIG VALIC employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Transfer instructions during the Payout Period cannot be given online or by telephone.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.


During the Payout Period

During the Payout Period, transfers may be made between the Contract's investment options subject to the following limitations:

Account Option                                      % of Account Value                    Frequency
--------------                                      ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to five basic types of fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigvalic.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last business day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance charge is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus. It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

--------------------------------------------------------------------------------


  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Premium Tax Charge

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Account Value when annuity payments are to begin.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.35% to 0.8% of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. The Company may make a profit on the Separate Account charges.

The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Other Tax Charges

We reserve the right to charge for certain taxes (in addition to premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  .   The type of retirement program.

      Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  .   The nature of your retirement program.

      Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  .   The frequency of Purchase Payments for your retirement program.

      Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  .   The size of your retirement program.

      A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program.

      Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

--------------------------------------------------------------------------------


We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses or credits certain Divisions a portion of the Company's Separate Account charges, as shown in the Fee Tables earlier in this prospectus. Such crediting arrangements are, however, voluntary, and may be changed by the Company at any time.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

--------------------------------------------------------------------------------


In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the end of the month preceding the payout date. Generally, for qualified contracts, the payout date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. For nonqualified Contracts, the payout date may be any time prior to your 85th birthday, and may not be later than age 85 without VALIC's consent. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs"), or IRAs, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining annuity value.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Enhancements to Payout Options

You may be able to choose different payout options or select enhancements to the payout options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to 20 year guaranteed period. The joint and survivor life option may be available with a one to 20 year guaranteed period option. Not all of the enhancements are available under each option.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, We reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age
59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered at any time can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender of Account Value
--------------------------------------------------------------------------------


Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

            The amount surrendered    /       Your Purchase Units
               from the Variable   (divided next computed after the
                 Account Option      by)      written request for
                   + (plus)                 surrender is received at
             Any surrender charge               our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

--------------------------------------------------------------------------------


Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

--------------------------------------------------------------------------------


For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your Beneficiary may contact your financial advisor with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS.

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

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The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

           A. 100% of Purchase Payments
           -  (minus)
           B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
           +  (plus)
           C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

--------------------------------------------------------------------------------


       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

36

Other Contract Features
--------------------------------------------------------------------------------


Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner may cancel an individual Contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 10 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law.

We Reserve Certain Rights

We reserve the right to:

  .   Amend the Contract for Variable Account Option Changes;

  .   Amend the Contract to comply with tax or other laws;

  . Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  . Operate VALIC Separate Account A as a management investment company under applicable securities laws, in consideration of an investment management fee or in any other form permitted by law;

  . Deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required;

  .   Stop accepting new Participants under a group Contract.

Variable Account Option Changes

We may amend your Contract to match changes to the Variable Account Options offered under your Contract. For example, we may add or delete Variable Account Options or stop accepting allocations and/or investments in a particular Variable Account Option. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with applicable law. The new Variable Account Option offered may have different Fund fees and expenses.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee for the loans and to limit the number of outstanding loans.

--------------------------------------------------------------------------------

Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if your Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the Statement of Additional Information for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an IRA, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including plans of self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain series of the Contracts may also be available for a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, and enacted other important

--------------------------------------------------------------------------------

changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010, unless Congress enacts legislation to extend the provisions or to make them permanent.

In addition, the Contracts are also available through "nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

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Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts as agent for an individual) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:
  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

40

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences -- Required
                Distributions...................................   8
              Tax Free Rollovers, Transfers and Exchanges.......   9
           Exchange Privilege...................................  10
              Exchanges From Independence Plus Contracts........  10
              Exchanges From V-Plan Contracts...................  11
              Exchanges From SA-1 and SA-2 Contracts............  12
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information Which May Be Applicable To
                Any Exchange....................................  15

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on Total
               Surrender........................................  16
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  16
          Purchase Unit Value...................................  17
             Illustration of Calculation of Purchase Unit Value.  17
             Illustration of Purchase of Purchase Units.........  17
          Calculation of MVA Options............................  17
          Payout Payments.......................................  18
             Assumed Investment Rate............................  18
             Amount of Payout Payments..........................  18
             Payout Unit Value..................................  19
             Illustration of Calculation of Payout Unit Value...  19
             Illustration of Payout Payments....................  19
          Distribution of Variable Annuity Contracts............  19
          Experts...............................................  20
          Comments on Financial Statements......................  20

                  The Variable Annuity Life Insurance Company
                   2929 Allen Parkway, Houston, Texas 77019
                                1-800-448-2542
                       AIG VALIC by Phone 1-800-428-2542
                     TDD AIG VALIC by Phone 1-800-248-2542

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                               SEPARATE ACCOUNT A
                        UNITS OF INTEREST UNDER GROUP AND
                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS
                           PORTFOLIO DIRECTOR(R) PLUS
                              PORTFOLIO DIRECTOR 2
                               PORTFOLIO DIRECTOR


--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                                 FORM N-4 PART B


                                   May 1, 2005

This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this SAI) dated May 1, 2005 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company"), at 2929 Allen Parkway, Houston, Texas 77019; 1-800-428-2542 (option 1, then 3). Prospectuses are also available on the internet at www.aigvalic.com.

                                TABLE OF CONTENTS

                                                                          Page
General Information.......................................................  3
Federal Tax Matters.......................................................  3
  Economic Growth and Tax Relief Reconciliation Act of 2001...............  3
  Tax Consequences of Purchase Payments...................................  4
  Tax Consequences of Distributions.......................................  6
  Special Tax Consequences-- Early Distribution...........................  7
  Special Tax Consequences-- Required Distributions.......................  8
  Tax-Free Rollovers, Transfers and Exchanges.............................  9
Exchange Privilege........................................................ 10
  Exchanges From Independence Plus Contracts.............................. 10
  Exchanges From V-Plan Contracts......................................... 11
  Exchanges From SA-1 and SA-2 Contracts.................................. 12
  Exchanges From Impact Contracts......................................... 14
  Exchanges From Compounder Contracts..................................... 15
  Information Which May Be Applicable To Any Exchange..................... 15
Calculation of Surrender Charge........................................... 16
  Illustration of Surrender Charge on Total Surrender..................... 16
  Illustration of Surrender Charge on a 10% Partial Surrender
   Followed by a Full Surrender..............                              16
Purchase Unit Value....................................................... 17
  Illustration of Calculation of Purchase Unit Value...................... 17
  Illustration of Purchase of Purchase Units.............................. 17
Calculation of MVA Option................................................. 17
Payout Payments........................................................... 18
  Assumed Investment Rate................................................. 18
  Amount of Payout Payments............................................... 18
  Payout Unit Value....................................................... 19
  Illustration of Calculation of Payout Unit Value........................ 19
  Illustration of Payout Payments......................................... 19
Distribution of Variable Annuity Contracts................................ 20
Experts................................................................... 20
Comments on Financial Statements.......................................... 20

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                               GENERAL INFORMATION
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     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

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                               FEDERAL TAX MATTERS
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Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

     This section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director, during life and at death.

     It is the opinion of VALIC and its tax counsel that a qualified Contract described in section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these qualified Contracts under current law.

     It is also the opinion of VALIC and its tax counsel that for each other type of qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

     For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of section 72 of the Code. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).

Economic Growth and Tax Relief Reconciliation Act of 2001

     For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

Tax Consequences of Purchase Payments

     403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.

     For 2005, your voluntary salary reduction contributions are generally limited to $14,000, although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to $41,000, or up to 100% of salary. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Code sections 401(k) or 414(h).

     408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2005, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($4,500 if you are age 50 or older), and generally fully deductible only by individuals who:

     (i) are not active Participants in another retirement plan, and are not married;

     (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $150,000.

     (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $50,000 or less; or

     (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of $70,000 or less.

     Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $6,000 or 100% of the working spouse's earned income, and no more than $3,000 may be contributed to either spouse's IRA for any year. The $6,000 limit increases to $7,000 if each spouse is age 50 or older ($500 each).

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

     (i) the lesser of $4,000 ($4,500 if you are age 50 or older; $6,000 for you and your spouse's IRAs, or $7,000 if you are both age 50 or older) or 100% of compensation, over

     (ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2005, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($4,500 if you are age 50 or older), and a full contribution may be made only by individuals who:

     (i)  are unmarried and have adjusted gross income of $95,000 or less; or

     (ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

     The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $150,000 and $160,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $160,000. Similarly, the contribution is reduced for those who are single with modified AGI between $95,000 and $110,000, with no contribution for singles with modified AGI over $110,000. Similarly, individuals who are married and filing separately and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.

     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2005, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $14,000 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and age-based catch-up deferrals up to $4,000 are also permitted for individuals age 50 or older.

     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2004, the employer may contribute up to 25% of your compensation or $41,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. Such plans if established by December 31, 1996, may still allow employees to make these contributions.

     SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2005, employee salary reduction contributions cannot exceed $10,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, (except for trusts as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

     Unfunded Deferred Compensation Plans. Private taxable employers may establish unfunded, nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

Tax Consequences of Distributions

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

     (1)  attainment of age 591/2;

     (2)  separation from service;

     (3)  death;

     (4)  disability, or

     (5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient in accordance with Code section 72.

     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 were generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

     408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

     Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

Special Tax Consequences -- Early Distribution

     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

     (1)  death;

     (2)  disability;

     (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a), 403(a));

     (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of 5 years or until the Participant attains age 59 1/2, and

     (5) distributions that do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

     Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

     Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

     (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer; and

     (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

     (3) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if within five years of the rollover/conversion.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 591/2under a nonqualified Contract, unless the distribution is:

     (1)  to a Beneficiary on or after the Contract Owner's death;

     (2)  upon the Contract Owner's disability;

     (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

     (4)  made under an immediate annuity contract, or

     (5)  allocable to Purchase Payments made before August 14, 1982.

Special Tax Consequences -- Required Distributions

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under a uniform table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

     (i)  must begin to be paid when the Participant attains age 75; and

     (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

     The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the oldest designated Beneficiary's life expectancy.

     A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides.

     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

     (1)  there is no exception for pre-1987 amounts; and

     (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the Contract or account otherwise provides.

     408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

     A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

     Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

     At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed.

Tax-Free Rollovers, Transfers and Exchanges (Please see the EGTRRA information above)

     403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs 401(a)/403(a) qualified plans and governmental EDCPs, are permitted under certain circumstances.

     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be rolled over tax free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP.

     408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

     408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

     (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

     (ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/403(a) qualified plans, or 408(b) IRAs are permitted under certain circumstances.

     Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

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                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

Exchanges From Independence Plus Contracts
(UIT-585 and UITG-585)

     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender (or total surrender if there has been no prior partial surrender), to the extend it does not exceed 10% of the Account Value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the variable sub-accounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director.

     Investment Options. Under Independence Plus Contracts ten Divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. In addition, two fixed investment options are available. Under Portfolio Director, 68 Divisions of VALIC Separate Account A are available, 22 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 31 of which invest in other mutual fund portfolios. Three fixed investment options are also available.

     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From V-Plan Contracts
(IFA-582 and GFA-582)

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender, to the extent it does not exceed 10% of the account value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-Participant has maintained the account for a period of five years and has attained age 59 1/2. For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director.

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From SA-1 and SA-2 Contracts
(GUP-64, GUP-74, GTS-VA)

     Agents' and Managers' Retirement Plan Exchange Offer. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director. Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers will apply to the Plan Exchange Offer.

     Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for a Purchase Payment plan, the participant may choose to:
.. Remain in the SA-1 Contract and Independence Plus Contract.
.. Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or .. Transfer all current assets and future Purchase Payments to Portfolio Director.

     If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.

     Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the

SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the form of the contract or certificate for its terms and conditions.

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, 68 Divisions of VALIC Separate Account A are available, 22 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II and 31 of which invest in other mutual fund portfolios. Three fixed investment options are also available.

     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and

Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From Impact Contracts
(UIT-981)

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The charge is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No charge is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such charge begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The charge may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

     Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company. Under Portfolio Director, 68 Divisions of VALIC Separate Account A are available, 22 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II and 31 of which invest in other mutual fund portfolios. Three fixed investment options are also available.

     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From Compounder Contracts
(C-1-75 AND IFA-78)

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

Information Which May Be Applicable To Any Exchange

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.

     To satisfy a federal tax law requirement, non-spouse Beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

     Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the Beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

--------------------------------------------------------------------------------
                         CALCULATION OF SURRENDER CHARGE
--------------------------------------------------------------------------------

     The surrender charge is discussed in the prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

               Illustration of Surrender Charge on Total Surrender

    Example 1.
                               Transaction History

    Date                      Transaction                           Amount
    -----                     -----------                          --------
    10/1/94.............   Purchase Payment                        $ 10,000
    10/1/95.............   Purchase Payment                           5,000
    10/1/96.............   Purchase Payment                          15,000
    10/1/97.............   Purchase Payment                           2,000
    10/1/98.............   Purchase Payment                           3,000
    10/1/99.............   Purchase Payment                           4,000
    12/31/99............   Total Purchase Payments (Assumes
                            Account Value is $50,000)                39,000

     Surrender Charge is lesser of (a) or (b):

a.   Surrender Charge calculated on 60 months of Purchase Payments
     1.  Surrender Charge against Purchase Payment of 10/1/94......... $     0
     2.  Surrender Charge against Purchase Payment of 10/1/95......... $   250
     3.  Surrender Charge against Purchase Payment of 10/1/96......... $   750
     4.  Surrender Charge against Purchase Payment of 10/1/97......... $   100
     5.  Surrender Charge against Purchase Payment of 10/1/98......... $   150
     6.  Surrender Charge against Purchase Payment of 10/1/99......... $   200
     Surrender Charge based on Purchase Payments
      (1 + 2 + 3 + 4 + 5 + 6)......................................... $ 1,450

b. Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:
     Account Value at time of surrender             $   50,000
     Less 10% not subject to Surrender Charge          - 5,000
                                                    ----------
     Subject to Surrender Charge                        45,000
                                                    x      .05
     Surrender Charge based on Account Value        $    2,250......... $ 2,250

c.   Surrender Charge is the lesser of a or b.......................... $ 1,450

      Illustration of Surrender Charge on a 10% Partial Surrender Followed
                               by a Full Surrender

    Example 2.

                Transaction History (Assumes No Interest Earned)

      Date                 Transaction                              Amount
    --------               -----------                             --------
    10/1/94.............   Purchase Payment                        $ 10,000
    10/1/95.............   Purchase Payment                           5,000
    10/1/96.............   Purchase Payment                          15,000
    10/1/97.............   Purchase Payment                           2,000
    10/1/98.............   Purchase Payment                           3,000
    10/1/99.............   Purchase Payment                           4,000
    12/31/99............   10% Partial Surrender (Assumes             3,900
                            Account Value is $39,000)
    2/1/00..............   Full Surrender                            35,100

     a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units 10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000-- $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 x .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 x (0.05) = $1,450.

--------------------------------------------------------------------------------
                               PURCHASE UNIT VALUE
--------------------------------------------------------------------------------

     The calculation of Purchase Unit value is discussed in the prospectus under "Purchase Period." The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

               Illustration of Calculation of Purchase Unit Value

    Example 3.

    1. Purchase Unit value, beginning of period..................  $   1.800000
    2. Value of Fund share, beginning of period..................  $  21.200000
    3. Change in value of Fund share.............................  $    .500000
    4. Gross investment return (3)/(2)...........................       .023585
    5. Daily separate account fee*...............................       .000027
     *Fee of 1% per annum used for illustrative purposes.
    6. Net investment return (4)--(5)............................       .023558
    7. Net investment factor 1.000000+(6)........................      1.023558
    8. Purchase Unit value, end of period (1)x(7)................  $   1.842404

   Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)

    Example 4.

    1. First Periodic Purchase Payment............................  $    100.00
    2. Purchase Unit value on effective date of purchase (see
     Example 3)...................................................  $  1.800000
    3. Number of Purchase Units purchased (1)/(2).................       55.556
    4. Purchase Unit value for valuation date following purchase
     (see Example 3)..............................................  $  1.842404
    5. Value of Purchase Units in account for valuation date
     following purchase (3)x(4)...................................  $    102.36

--------------------------------------------------------------------------------
                            CALCULATION OF MVA OPTION
--------------------------------------------------------------------------------

     The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

     The market value adjustment is determined by the formula below, using the following factors:

..    A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

..    B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

..    N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

..    The index rates for A and B will be the U.S. Treasury Yield as quoted by
     Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

     The market value adjustment will equal:

     The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                          [(1+A)/(1+B+0.005)](N/12)--1

     The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

     Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

--------------------------------------------------------------------------------
                                 PAYOUT PAYMENTS
--------------------------------------------------------------------------------

Assumed Investment Rate

     The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described here as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

Amount of Payout Payments

     The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division . If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity Contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

Payout Unit Value

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                Illustration of Calculation of Payout Unit Value

    Example 8.

    1. Payout Unit value, beginning of period....................   $   .980000
    2. Net investment factor for Period (see Example 3)..........      1.023558
    3. Daily adjustment for 31/2% Assumed Investment Rate........       .999906
    4. (2)x(3)...................................................      1.023462
    5. Payout Unit value, end of period (1)x(4)..................   $  1.002993

                         Illustration of Payout Payments

    Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

     1. Number of Purchase Units at Payout Date................   10,000.00
     2. Purchase Unit value (see Example 3).................... $      1.800000
     3. Account Value of Contract (1)x(2)...................... $ 18,000.00
     4. First monthly Payout Payment per $1,000 of
      Account Value............................................ $      5.63
     5. First monthly Payout Payment (3)x(4)/1,000............. $    101.34
     6. Payout Unit value (see Example 8)...................... $       .980000
     7. Number of Payout Units (5)/(6).........................      103.408
     8. Assume Payout Unit value for second month equal to..... $       .997000
     9. Second monthly Payout Payment (7)x(8).................. $    103.10
    10. Assume Payout Unit value for third month equal to...... $       .953000
    11. Third monthly Payout Payment (7)x(10).................. $     98.55

--------------------------------------------------------------------------------
                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the National Association of Securities Dealers ("NASD"). The principal underwriter for VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Texas corporation and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.

     Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales Commissions paid i.e. for Portfolio Director, Portfolio Director 2 and Portfolio Director Plus totaled $________ in 2004, $106,038,119 in 2003, and $102,404,163 in 2002. The Distributor retained
$0 in commissions for each of the Portfolio Director products those same years.

--------------------------------------------------------------------------------
                                     EXPERTS
--------------------------------------------------------------------------------

     [To be filed by amendment]

--------------------------------------------------------------------------------
                        COMMENTS ON FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

     Not all of the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.

                               Portfolio Director
                              Portfolio Director 2
                             Portfolio Director Plus
                      Fixed and Variable Annuity Contracts
                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        (a)     Financial Statements Filed with Part B:
                (i) Audited Financial Statements - The Variable Annuity Life Insurance Company To be filed by amendment.
                (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A To be filed by amendment.

        (b)     Exhibits

1.              Resolutions adopted by The Variable Annuity Life Insurance
                Company Board of Directors at its Annual Meeting of April 18,
                1979 establishing The Variable Annuity Life Insurance Company
                Separate Account A. (1)
1(b).           Restated Resolutions dated September 1, 2002, adopted by
                unanimous written consent of Executive Committee of The Variable
                Annuity Life Insurance Company Board of Directors. (10)
2.              Not Applicable.
3(a).           Underwriting Agreement between The Variable Annuity Life
                Insurance Company, The Variable Annuity Life Insurance Company
                Separate Account A and American General Distributors, Inc. (2)
4(a).           Specimen Individual Annuity Contract. (Form UIT-194). (1)
4(b)(i).        Specimen Group Annuity Contract. (Form UITG-194). (1)
4(b)(ii).       Specimen Individual Non-Qualified Annuity Contract. (Form
                UITN-194). (1)
4(b)(iii).      Specimen Certificate of Participation under Group Annuity
                Contract (Form UITG-194P). (1)
4(b)(iv).       Specimen Individual Retirement Account Annuity Contract. (Form
                UIT-IRA-194). (1)
4(b)(v).        Specimen Simplified Employee Pension Contract (Form
                UIT-SEP-194). (1)
4(b)(vi).       Specimen Endorsement to Group Annuity Contract or Certificate of
                Participation under Group Annuity Contract. (Form
                UITG-194-RSAC), effective upon issuance. (3)
4(b)(vii).      Specimen SIMPLE Individual Retirement Annuity Contract (Form
                UIT-SIMPLE-897). (4)
4(b)(viii).     Specimen Portfolio Director Endorsement to Individual Annuity
                Contract (Form IPD-798). (4)
4(b)(ix).       Specimen Portfolio Director Individual Retirement Annuity (IRA)
                Endorsement to Individual Retirement Account Annuity Contract
                (Form IPDIRA-798). (4)
4(b)(x).        Specimen Portfolio Director Non-Qualified Deferred Annuity
                (NQDA) Endorsement to Individual Non-Qualified Annuity Contract
                (Form IPDN-798). (4)
4(b)(xi).       Specimen Economic Growth and Tax Relief Reconciliation Act
                ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form
                EGTR-302). (10)
4(b)(xii).      Specimen EGTRRA Individual Retirement Annuity Endorsement (Form
                EGTRIRA 802). (10)
4(b)(xiii).     Specimen EGTRRA Roth Individual Retirement Annuity Endorsement
                (Form ROTHEGTR-802). (10)
5(a)(i).        Specimen Application for Portfolio Director/Portfolio Director
                2/Portfolio Director Plus Fixed and Variable Annuity for use
                with all plan types except Individual Retirement Annuities
                (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified
                Deferred Annuities (NQDA). (10)
5(a)(ii).       Specimen Application for Portfolio Director/Portfolio Director
                2/Portfolio Director Plus Fixed and Variable Annuity for use
                with Individual Retirement Annuities (IRA), Simplified Employee
                Pension Plans (SEP), and Non-Qualified Deferred Annuities
                (NQDA). (10)
5(b).           Specimen Group Master Application. (10)
6(a).           Copy of Amended and Restated Articles of Incorporation of The
                Variable Annuity Life Insurance Company.(1)
6(b).           Copy of Amendment Number One to Amended and Restated Articles of
                Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990(1)
6(c).           Copy of Amended and Restated Bylaws of The Variable Annuity Life
                Insurance Company as amended through July 18, 2001. (10)
7.              Not Applicable.

8(a).           (1) Participation Agreement between The Variable Annuity Life
                Insurance Company and Templeton Variable Products Series Fund.
                (1)
                (2) Form of Redacted Participation Agreement between Franklin
                Templeton Variable Insurance Products Trust, Franklin Templeton
                Distributors, Inc. and The Variable Annuity Life Insurance
                Company dated May 1, 2000. (2)
                (3) Master Shareholder Services Agreement between The Variable
                Annuity Life Insurance Company and Franklin Templeton Group of
                Funds. (8)
                (4) Form of Redacted Administrative Services Agreement between
                The Variable Annuity Life Insurance Company and Franklin
                Templeton Services, Inc. (2)
8(b).           (1) Participation Agreement between The Variable Annuity Life
                Insurance Company and Dreyfus Variable Investment Fund. (1)
                (2)Agreement between The Variable Annuity Life Insurance Company and The Dreyfus Corporation dated July 1, 1997. (5)
                (3)Amendment No. 1 dated November 1, 1999 to Agreement between
                The Dreyfus Corporation and The Variable Annuity Life Insurance
                Company dated July 1, 1997. (2)
8(c).           (1) Fund Participation Agreement between The Variable Annuity
                Life Insurance Company and Putnam Mutual Funds Corp. (6)
                (2)Amendment No. 1 to Fund Participation Agreement between The
                Variable Annuity Life Insurance Company and Putnam Mutual Funds
                Corp., effective August 18, 1997. (3)
8(d).           (1) Fund Participation Agreement between The Variable Annuity
                Life Insurance Company and Twentieth Century Investors Inc. (6)
                (2) Amendment No. 1 to Fund Participation Agreement between The
                Variable Annuity Life Insurance Company, American Century Mutual
                Funds, Inc. and American Century Investment Management, Inc.,
                effective December 8, 1997. (3)
                (3) Amendment No. 2 dated January 1, 2000 to Fund Participation
                Agreement between The Variable Annuity Life Insurance Company,
                American Century Mutual Funds, Inc. and American Century
                Investment Management, Inc. dated April 30, 1996, as amended
                December 8, 1997. (2)
8(e).           (1) Participation Agreement between The Variable Annuity Life
                Insurance Company and Vanguard Group, Inc. (6)
                (2) Amendment No. 1 to Participation Agreement between The
                Variable Annuity Life Insurance Company and The Vanguard Group,
                Inc., effective July 17, 1998. (7)
8(f).           Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Investment Services, Inc., entered into
                October 1, 1998. (4)
8(g)(i).        Participation Agreement between The Variable Annuity Life
                Insurance Company and Evergreen Equity Trust, dated January 4,
                1999. (8)
8(g)(ii).       Form of Amendment No. 1 to Participation Agreement between The
                Variable Annuity Life Insurance Company and Evergreen Equity
                Trust dated October 2, 2000. (9)
8(g)(iii).      Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and Evergreen Investment
                Services, Inc. dated October 2, 2000. (9)
8(h)(i).        Form of Participation Agreement between The Variable Annuity
                Life Insurance Company, SIT Mutual Funds, Inc. and SIT
                Investment Associates, Inc. dated November 1, 2000. (9)
8(h)(ii).       Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and SIT Investment Associates,
                Inc. dated November 1, 2000 (Small Cap Growth Fund). (9)
8(h)(iii).      Form of Participation Agreement between The Variable Annuity
                Life Insurance Company, SIT MidCap Growth Fund, Inc. and SIT
                Investment Associates, Inc. dated November 1, 2000. (9)
8(h)(iv).       Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and SIT Investment Associates,
                Inc. dated November 1, 2000 (Mid Cap Growth Fund). (9)
8(i)(i).        Form of Participation Agreement between The Variable Annuity
                Life Insurance Company, Ariel Investment Trust and Ariel
                Distributors, Inc. dated November 7, 2000. (9)
8(i)(ii).       Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and Ariel Distributors, Inc. (9)
8(j)(i).        Form of Services Agreement between The Variable Annuity Life
                Insurance Company and Janus Service Corporation. (9)

8(j)(ii).       Form of Participant Administrative Services Agreement between
                The Variable Annuity Life Insurance Company and Janus Service
                Corporation. (9)
8(j)(iii).      Form of Distribution and Shareholder Services Agreement between
                The Variable Annuity Life Insurance Company and Janus
                Distributors, Inc. (9)
8(k)(i).        Form of Participation Agreement between The Variable Annuity
                Life Insurance Company, INVESCO Stock Funds, Inc. and INVESCO
                Distributors, Inc. (9)
8(k)(ii).       Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and INVESCO Funds Group, Inc. (9)
8(l)(i).        Form of Participation Agreement between The Variable Annuity
                Life Insurance Company, Warburg Pincus Small Company Growth
                Funds (common shares), Credit Suisse Asset Management, LLC and
                Credit Suisse Asset Management Securities, Inc. dated October 2,
                2000. (9)
8(l)(ii).       Form of Administrative Services Agreement Letter between The
                Variable Annuity Life Insurance Company and Credit Suisse Asset
                Management, LLC dated October 2, 2000. (9)
8(m)(i).        Form of Participation Agreement between The Variable Annuity
                Life Insurance Company, Lou Holland Fund and HCM Investments,
                Inc. dated November 1, 2000. (9)
8(m)(ii).       Form of Administrative Services Agreement between The Variable
                Annuity Life Insurance Company and Holland Capital Management,
                L.P. dated November 1, 2000. (9)
8(n).           Form of Agency Agreement between The Variable Annuity Life
                Insurance Company, MAS Funds, MAS Fund Distribution, Inc. and
                Miller Anderson & Sherrerd, LLP dated November 1, 2000. (9)
9.              Opinion and consent of counsel. (5)
10.             Consents of Independent Auditors. (Not Applicable)
11.             Not Applicable.
12.             Not Applicable.
13.             Calculation of standard and nonstandard performance information.
                (3)
14.             Powers of Attorney. (11)
15.             Supplemental Information Form which discloses Section 403(b)(11)
                withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section
                403(b) annuities with regard to these withdrawal restrictions.
                (1)

/(1)/ Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, accession number 0000950129-96-000265.

/(2)/ Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, accession number 0000950129-00-001969.

/(3)/ Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, accession number 0000950129-97-005374.

/(4)/ Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, accession number 0000950129-98-005074.

/(5)/ Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, accession number 0000950129-98-001794.

/(6)/ Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, accession number 0000950129-96-001391.

/(7)/ Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, accession number 0000950129-98-003727.

/(8)/ Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999, accession number 0000950129-99-001733.

/(9)/ Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, accession number 0000950129-00-005232.

/(10)/ Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003.

/(11)/ Incorporated by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company as of December 2, 2004 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES AND PRINCIPAL                POSITIONS AND OFFICES
BUSINESS ADDRESS                   HELD WITH DEPOSITOR
----------------                   -------------------

Officer                            Title
-------                            -----

Jay S. Wintrob*                    Director
Bruce R. Abrams                    Director, President & Chief Executive Officer
M. Kathleen Adamson                Director and Executive
                                    Vice President - Operations Administration
James R. Belardi*                  Executive Vice President
Mary L. Cavanaugh                  Director, Executive Vice President,
                                    General Counsel & Secretary
Randall W. Epright**               Executive Vice President & Chief Information
                                    Officer
N. Scott Gillis**                  Director, Senior Vice President & Principal
                                    Financial Officer
Michael J. Akers                   Director, Senior Vice President &
                                    Chief Actuary
Kathleen M. McCutcheon             Director & Vice President - Human Resources
Lillian Caliman                    Senior Vice President & Divisional Chief
                                    Information Officer
Evelyn Curran                      Senior Vice President - Product Development
David H. den Boer                  Senior Vice President &
                                    Chief Compliance Officer
Sharla A. Jackson***               Senior Vice President - Customer
                                    Service Amarillo
Trennis L. Jones                   Senior Vice President - Marketing
Joseph P. Girgenti                 Executive Vice President - Marketing
Richard Lindsay                    Executive Vice President - Strategic Planning
Thomas G. Norwood                  Senior Vice President - Broker/Dealer
                                    Operations
Jamie L. Ohl                       Senior Vice President - Group Management
Peter W. Seroka                    Senior Vice President - Marketing
Brenda Simmons                     Senior Vice President - Client Contribution
                                    Services
Robert E. Steele***                Senior Vice President - Specialty Products
Richard L. Bailey                  Vice President - Group Actuarial
Kurt Bernlohr                      Vice President - Product Strategy
Mary C. Birmingham                 Vice President - Group Plan Services
Gregory Stephen Broer              Vice President - Actuarial
Marta L. Brown                     Vice President - Marketing Communications

Richard A. Combs                   Vice President - Actuarial
Neil J. Davidson                   Vice President - Actuarial
Terry B. Festervand                Vice President & Treasurer
Daniel Fritz                       Vice President - Actuarial
Darlene Flagg                      Vice President - Marketing Communications
Mark D. Foster                     Vice President - VFA Compensation
Marc Gamsin*                       Vice President
Michael D. Gifford                 Vice President - Marketing
Glenn Harris                       Vice President - Operations
Stephen M. Hughes                  Vice President - Marketing
Joanne M. Jarvis                   Vice President - Sales Planning & Reporting
Joan M. Keller                     Vice President - Client Service Processing
William R. Keller, Jr.             Vice President - Strategic Planning
Ted G. Kennedy                     Vice President - Government Relations
Calvin King                        Vice President - North Houston CCC
Gary J. Kleinman****               Vice President
Suzanne A. Krenz                   Vice President - Marketing
Joseph P. Mc Kernan                Vice President - Information Technology
Greg Outcalt*                      Vice President
Rembert R. Owen, Jr.               Vice President & Assistant Secretary
Linda C. Robinson                  Vice President - Group Plan Administration
Keith R. Schlosser                 Vice President - Sales Executive
                                    Administration
Richard W. Scott****               Vice President & Chief Investment Officer
Cynthia S. Seeman                  Vice President - Account Management
James P. Steele***                 Vice President - Specialty Products
Richard A. Turner                  Vice President - Retirement Services Tax
Sarah Van Beck                     Vice President - Financial Reporting
Frank A. Venutolo                  Vice President - VFA Administration
Krien VerBerkmoes                  Vice President - Sales Compliance
Darla G. Wilton                    Vice President - Broker/Dealer Operations
W. Larry Mask                      Assistant Secretary
Kortney S. Farmer                  Assistant Secretary
Tracey E. Harris                   Assistant Secretary
Russell J. Lessard                 Assistant Secretary
Connie E. Pritchett***             Assistant Secretary
Frederick J. Sdao                  Assistant Secretary
Katherine Stoner                   Assistant Secretary
Dan Cricks                         Tax Officer
John Fleming                       Assistant Treasurer
Louis McNeal                       Assistant Treasurer
Tara S. Rock                       Assistant Treasurer

*    1 SunAmerica Center, Los Angeles, California 90067-6022
**   21650 Oxnard Ave., Woodland Hills, California 91367
***  205 E. 10th Avenue, Amarillo, Texas 79101
**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant, see below. The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc.

("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 15, 2004.

                                                                                            % of Voting
                                                                                            Securities
                                                                                            Owned by its
                                                                        Jurisdiction of     Immediate
Name of Corporation*                                                     Incorporation      Parent
--------------------                                                    ---------------     ------------
American General Corporation                                            Texas               100%
     American General Bancassurance Services, Inc.                      Illinois            100%
     AGC Life Insurance Company                                         Missouri            100%
         AIG Assurance Canada                                           Canada              100%
         AIG Life of Bermuda, Ltd.                                      Bermuda             100%
         American General Life and Accident Insurance Company           Tennessee           100%
         American General Life Insurance Company                        Texas               100%
              American General Annuity Service Corporation              Texas               100%
              AIG Enterprise Services, LLC                              Delaware            100%
              American General Equity Services Corporation              Delaware            100%
              American General Life Companies, LLC                      Delaware            100%
              The Variable Annuity Life Insurance Company               Texas               100%
                  VALIC Retirement Services Company                     Texas               100%
                  VALIC Trust Company                                   Texas               100%
     American General Property Insurance Company                        Tennessee           51.85%**
         American General Property Insurance Company of Florida         Florida             100%
     AIG Annuity Insurance Company                                      Texas               100%
     The United States Life Insurance Company in the City of New York   New York            100%
 American General Finance, Inc.                                         Indiana             100%
     AGF Investment Corp.                                               Indiana             100%
     American General Auto Finance, Inc.                                Delaware            100%
     American General Finance Corporation                               Indiana             100%
         Crossroads Mortgage, Inc.                                      Tennessee           100%
         ENM, Inc.                                                      Tennessee           100%
         MorEquity, Inc.                                                Nevada              100%
              Wilmington Finance, Inc.                                  Delaware            100%
         Merit Life Insurance Co.                                       Indiana             100%
         Yosemite Insurance Company                                     Indiana             100%
              CommoLoCo, Inc.                                           Puerto Rico         100%
     American General Financial Services of Alabama, Inc.               Alabama             100%
     HSA Residential Mortgage Services of Texas, Inc.                   Delaware            100%
 American General Investment management Corporation                     Delaware            100%
 American General Realty Investment Corporation                         Texas               100%
 American General Assurance Company                                     Illinois            100%
     American General Indemnity Company                                 Illinois            100%
     USLIFE Credit Life Insurance Company of Arizona                    Arizona             100%
 Knickerbocker Corporation                                              Texas               100%

* Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

** Also owned 48.15% by American General Life and Accident Insurance Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 30, 2005:
                                  QUALIFIED                  NON-QUALIFIED
                                  CONTRACTS                  CONTRACTS

                           GROUP        INDIVIDUAL     GROUP       INDIVIDUAL

Portfolio Director:        105,997      131,129        11,110      0
Portfolio Director 2:      417,858      300,594        47,992      1
Portfolio Director Plus:   285,704      105,134        55,050      0

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) The following information is furnished with respect to each officer and director of AGDI as of December 2, 2004. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

     Name and Principal              Position and Offices With Underwriter
      Business Address                American General Distributors, Inc.
Richard Lindsay                  Director, Chief Executive Officer and President
Mary L. Cavanaugh                Director and Assistant Secretary
David H. den Boer                Director, Senior Vice President and Secretary
Thomas G. Norwood                Executive Vice President
Krien VerBerkmoes                Chief Compliance Officer
John Reiner                      Chief Financial Officer and Treasurer
Daniel R. Cricks                 Tax Officer
Kurt W. Bernlohr                 Assistant Secretary
Tracey E. Harris                 Assistant Secretary
Russell J. Lessard               Assistant Secretary
Kortney S. Farmer                Assistant Secretary

(c) AGDI is the principal underwriter for the Registrant. The licensed agents who sell the forms of contract covered by this registration statement are compensated for such sales by commissions paid by the Depositor. These commissions do not result in any charge to the Registrant or to contract owners, participants, annuitants or beneficiaries in addition to the charges described in the prospectuses for the contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

        The Variable Annuity Life Insurance Company
        2929 Allen Parkway
        Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

        1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

        2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

        3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

        (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

        (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

        (3) Instruct sales representatives who solicit participants to purchase the contract specifically to being the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

        (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

        (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

        (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this the contract to Program participants;

        (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

        (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

        (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

        (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

        (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

        (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                   SIGNATURES

        As required by the Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 11th day of February 2005.


                                     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                                     SEPARATE ACCOUNT A
                                     (Registrant)

                                 BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                     COMPANY
                                     (On behalf of the Registrant and itself)


                                 BY: /s/ Mary L. Cavanaugh
                                     -------------------------------------------
                                     Mary L. Cavanaugh
                                     Executive Vice President, General
                                     Counsel and Secretary


ATTEST: /s/ Katherine Stoner
        --------------------------------
        Katherine Stoner
        Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                    Date
---------                            -----                    ----

                *                    Director                 February 11, 2005
--------------------------------
Jay S. Wintrob

/s/ Bruce R. Abrams                  Director and Chief       February 11, 2005
--------------------------------     Executive Officer
Bruce R. Abrams

                *                    Director                 February 11, 2005
--------------------------------
M. Kathleen Adamson

                *                    Director                 February 11, 2005
--------------------------------
Michael J. Akers

/s/ Mary L. Cavanaugh                Director                 February 11, 2005
--------------------------------
Mary L. Cavanaugh

                *                    Director and Principal   February 11, 2005
--------------------------------     Financial Officer
N. Scott Gillis

                *                    Director                 February 11, 2005
--------------------------------
Kathleen M. McCutcheon

/s/ Sarah Van Beck                   Vice President --        February 11, 2005
--------------------------------     Financial Reporting
Sarah Van Beck

*/s/ Katherine Stoner                                         February 11, 2005
--------------------------------
Katherine Stoner
Attorney-in- Fact